UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05398

              ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: December 31, 2005

                  Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
VARP TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--59.9%
FINANCE--14.6%
BANKING - MONEY CENTER--2.5%
JPMorgan Chase & Co.                                      104,220    $ 3,536,185
The Goldman Sachs Group, Inc.                              11,600      1,410,328
Wachovia Corp.                                             16,300        775,717
                                                                     -----------
                                                                       5,722,230
                                                                     -----------
BANKING - REGIONAL--1.6%
Bank of America Corp.                                      56,700      2,387,070
North Folk Bancorporation, Inc.                            47,200      1,203,600
                                                                     -----------
                                                                       3,590,670
                                                                     -----------
BROKERAGE & MONEY MANAGEMENT--1.3%
Merrill Lynch & Co., Inc.                                  30,800      1,889,580
Morgan Stanley                                             18,900      1,019,466
                                                                     -----------
                                                                       2,909,046
                                                                     -----------
INSURANCE--5.0%
ACE Ltd. (Cayman Islands)                                  61,300      2,885,391
American International Group, Inc.                         93,800      5,811,848
Axis Capital Holdings Ltd. (Bermuda)                       52,700      1,502,477
MetLife, Inc.                                              27,100      1,350,393
                                                                     -----------
                                                                      11,550,109
                                                                     -----------
MORTGAGE BANKING--1.3%
Fannie Mae                                                 63,500      2,846,070
                                                                     -----------
MISCELLANEOUS--2.9%
AMBAC Financial Group, Inc.                                 5,900        425,154
Citigroup, Inc.                                           136,200      6,199,825
                                                                     -----------
                                                                       6,624,979
                                                                     -----------
                                                                      33,243,104
                                                                     -----------
CONSUMER SERVICES--8.6%
BROADCASTING & CABLE--5.3%
Comcast Corp. Cl.A(a)                                      44,950      1,320,631
Comcast Corp. Special  Cl.A(a)                             21,200        610,136
News Corp. Cl.A                                           171,300      2,670,567
Time Warner, Inc.                                         225,300      4,080,183
Viacom, Inc. Cl.B                                          84,200      2,779,442
Westwood One, Inc.                                         32,200        640,458
                                                                     -----------
                                                                      12,101,417
                                                                     -----------
ENTERTAINMENT & LEISURE--0.9%
Carnival Corp. (Panama)                                    25,200      1,259,496
Royal Caribbean Cruises Ltd.                               15,500        669,600
                                                                     -----------
                                                                       1,929,096
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
RESTAURANT & LODGING--0.5%
Hilton Hotels Corp.                                        31,100    $   694,152
McDonald's Corp.                                           12,800        428,672
                                                                     -----------
                                                                       1,122,824
                                                                     -----------
RETAIL - GENERAL MERCHANDISE--1.9%
Lowe's Cos., Inc.                                          17,300      1,114,120
The Home Depot, Inc.                                       83,600      3,188,504
                                                                     -----------
                                                                       4,302,624
                                                                     -----------
                                                                      19,455,961
                                                                     -----------
ENERGY--7.1%
DOMESTIC PRODUCERS--1.0%
Noble Energy, Inc.                                         46,600      2,185,540
                                                                     -----------
INTERNATIONAL--2.2%
BP p.l.c. (ADR) (United Kingdom)                           31,100      2,203,436
Exxon Mobil Corp.                                          45,700      2,903,778
                                                                     -----------
                                                                       5,107,214
                                                                     -----------
OIL SERVICE--2.2%
Baker Hughes, Inc.                                         31,300      1,867,984
EnCana Corp. (Canada)                                      22,900      1,335,299
Nabors Industries Ltd. (Bermuda)(a)                        25,300      1,817,299
                                                                     -----------
                                                                       5,020,582
                                                                     -----------
MISCELLANEOUS--1.7%
ConocoPhillips                                             54,700      3,824,076
                                                                     -----------
                                                                      16,137,412
                                                                     -----------
HEALTH CARE--5.5%
BIOTECHNOLOGY--0.3%
Applera Corp. - Applied Biosystems Group                   33,300        773,892
                                                                     -----------
DRUGS--0.8%
Lilly Eli & Co.                                            18,700      1,000,824
Pfizer, Inc.                                               33,900        846,483
                                                                     -----------
                                                                       1,847,307
                                                                     -----------
MEDICAL PRODUCTS--1.2%
Boston Scientific Corp.(a)                                 76,100      1,778,457
Zimmer Holdings, Inc.(a)                                   12,900        888,681
                                                                     -----------
                                                                       2,667,138
                                                                     -----------
MEDICAL SERVICES--3.2%
Health Management Associates, Inc.                         58,600      1,375,342
UnitedHealth Group, Inc.                                   25,300      1,421,860
WellPoint, Inc.(a)                                         58,500      4,435,470
                                                                     -----------
                                                                       7,232,672
                                                                     -----------
                                                                      12,521,009
                                                                     -----------
CONSUMER STAPLES--5.5%
COSMETICS--1.1%
Avon Products, Inc.                                        88,080      2,378,160
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.9%
Colgate-Palmolive Co.                                      27,100    $ 1,430,609
The Procter & Gamble Co.                                   48,700      2,895,702
                                                                     -----------
                                                                       4,326,311
                                                                     -----------
TOBACCO--1.9%
Altria Group, Inc.                                         60,700      4,474,197
                                                                     -----------
MISCELLANEOUS--0.6%
Fortune Brands, Inc.                                       15,400      1,252,482
                                                                     -----------
                                                                      12,431,150
                                                                     -----------
TECHNOLOGY--5.3%
COMMUNICATION EQUIPMENT--0.6%
Juniper Networks, Inc.(a)                                  23,500        559,065
QUALCOMM, Inc.                                             20,100        899,475
                                                                     -----------
                                                                       1,458,540
                                                                     -----------
COMPUTER HARDWARE/ STORAGE--0.3%
EMC Corp.(a)                                               50,000        647,000
                                                                     -----------
COMPUTER SERVICES--0.7%
Fiserv, Inc.(a)                                            34,300      1,573,341
                                                                     -----------
SEMICONDUCTOR COMPONENTS--0.4%
Texas Instruments, Inc.                                    24,200        820,380
                                                                     -----------
SOFTWARE--3.3%
Microsoft Corp.                                           202,400      5,207,752
Oracle Corp.(a)                                           116,300      1,440,957
Symantec Corp.(a)                                          38,300        867,878
                                                                     -----------
                                                                       7,516,587
                                                                     -----------
                                                                      12,015,848
                                                                     -----------
CAPITAL GOODS--4.7%
ELECTRICAL EQUIPMENT--0.6%
Emerson Electric Co.                                       20,400      1,464,720
                                                                     -----------
MACHINERY--0.3%
Ingersoll-Rand Co. Cl.A (Bermuda)                          17,400        665,202
                                                                     -----------
MISCELLANEOUS--3.8%
General Electric Co.                                      180,000      6,060,600
United Technologies Corp.                                  45,700      2,369,088
                                                                     -----------
                                                                       8,429,688
                                                                     -----------
                                                                      10,559,610
                                                                     -----------
UTILITIES--3.0%
ELECTRIC & GAS UTILITY--0.5%
FirstEnergy Corp.                                          22,500      1,172,700
                                                                     -----------

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
TELEPHONE UTILITY--2.5%
BellSouth Corp.                                            51,100   $  1,343,930
SBC Communications, Inc.                                  104,600      2,507,262
Verizon Communications, Inc.                               55,200      1,804,488
                                                                    ------------
                                                                       5,655,680
                                                                    ------------
                                                                       6,828,380
                                                                    ------------
BASIC INDUSTRY--2.4%
CHEMICALS--2.2%
Air Products and Chemicals, Inc.                           57,000      3,142,980
E.I. du Pont de Nemours & Co.                              34,900      1,367,033
Rohm & Haas Corp.                                          11,800        485,334
                                                                    ------------
                                                                       4,995,347
                                                                    ------------
MINING & METALS--0.2%
Alcoa, Inc.                                                21,000        512,820
                                                                    ------------
                                                                       5,508,167
                                                                    ------------
TRANSPORTATION--2.2%
AIR FREIGHT--0.7%
United Parcel Service, Inc.                                22,900      1,583,077
                                                                    ------------
RAILROAD--1.5%
Burlington Northern Santa Fe Corp.                         13,500        807,300
Union Pacific Corp.                                        36,200      2,595,540
                                                                    ------------
                                                                       3,402,840
                                                                    ------------
                                                                       4,985,917
                                                                    ------------
CONSUMER MANUFACTURING--1.0%
BUILDING & RELATED--1.0%
American Standard Cos., Inc.                               44,400      2,066,820
                                                                    ------------
MISCELLANEOUS--0.0%
ACCO Brands Corp.(a)                                        3,619        102,128
                                                                    ------------
                                                                       2,168,948
                                                                    ------------
Total Common Stocks
   (cost $114,461,592)                                               135,855,506
                                                                    ------------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
   OBLIGATIONS--22.6%
Federal National Morgage Assoc.
   5.00%, 4/15/15                                        $    150        154,290
Federal National Mortgage Assoc.
   6.625%, 10/15/07                                         2,250      2,346,100
U.S. Treasury Bill
   Zero Coupon, 2/23/06                                     9,700      9,557,565
U.S. Treasury Bonds
   4.25%, 8/15/15                                             100         99,375
   5.375%, 2/15/31                                          5,120      5,735,997
   6.875%, 8/15/25                                            250        322,285
   8.125%, 8/15/21                                             35         48,811
   11.25%, 2/15/15                                          1,000      1,524,727
U.S. Treasury Notes
   1.625%, 1/15/15 (TIPS)                                     506        500,455
   2.00%, 7/15/14                                           2,741      2,800,441

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
   3.00%, 11/15/07 -2/15/09                              $  2,680   $  2,600,125
   3.125%, 4/15/09                                            950        916,713
   3.625%, 5/15/13                                          2,370      2,273,164
   3.875%, 5/15/10                                            150        147,826
   4.00%, 11/15/12                                          1,180      1,160,779
   4.125%, 5/15/15                                          1,309      1,286,450
   4.25%, 8/15/13                                             785        782,301
   4.625%, 5/15/06                                          7,125      7,149,774
   5.00%, 2/15/11                                             785        813,916
   5.625%, 5/15/08                                          2,165      2,241,366
   5.75%, 8/15/10                                             965      1,029,195
   6.00%, 8/15/09                                              30         31,904
   6.125%, 8/15/07                                            100        103,488
   6.25%, 2/15/07                                           4,600      4,729,913
   6.875%, 5/15/06                                          2,750      2,796,621
                                                                    ------------
Total U.S. Government & Government Sponsored Agency
   Obligations
   (cost $50,775,731)                                                 51,153,581
                                                                    ------------
CORPORATE DEBT OBLIGATIONS--12.6%
AEROSPACE/DEFENSE--0.1%
Raytheon Co.
   4.85%, 1/15/11                                             200        199,510
                                                                    ------------
AUTOMOTIVE--0.7%
DaimlerChrysler NA Holding Corp.
   4.875%, 6/15/10                                            675        661,513
Ford Motor Credit Co.
   4.95%, 1/15/08                                             750        713,728
   7.875%, 6/15/10                                            100         97,311
                                                                    ------------
                                                                       1,472,552
                                                                    ------------
BANKING--2.2%
ABN AMRO NA Holdings
   6.523%, 12/29/49(b)(c)                                     250        268,662
Barclays Bank Plc
   8.55%, 9/29/49(b)(c)                                        50         58,603
Chuo Mitsui Trust & Banking (Japan)
   5.506%, 12/15/49(b)(c)                                     300        288,760
Development Bank of Singapore
   7.125%, 5/15/11(c)                                         365        403,192
Dresdner Funding Trust I
   8.151%, 6/30/31(c)                                         295        360,186
Fuji JGB Investment pfd. Mizuho
   9.87%, 6/30/08(b)(c)                                       500        557,832
HBOS Plc (United Kingdom)
   5.375%, 11/29/49(b)(c)                                     250        251,732
HSBC Bank USA
   5.875%, 11/01/34                                           560        574,615
Northern Rock Plc (United Kingdom)
   5.60%, 4/30/49(b)(c)                                       445        449,564
Royal Bank of Scotland Group Plc (United Kingdom)
   7.648%, 8/29/49(b)                                         250        303,917
Sanwa Bank Ltd.
   7.40%, 6/15/11                                             200        221,761
SB Treasury Company LLC
   9.40%, 12/29/49(b)(c)                                      417        460,190
Sovereign Bancorp, Inc.
   4.80%, 9/01/10(c)                                          200        198,578
Sumitomo Mitsui Banking Corp.
   5.625%, 7/15/49(b)(c)                                      135        134,351

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
UBS Preferred Funding Trust II
   7.247%, 6/26/49(b)                                    $    250   $    276,805
UFJ Finance Aruba AEC
   6.750%, 7/15/13                                            200        219,611
                                                                    ------------
                                                                       5,028,359
                                                                    ------------
BROADCASTING/MEDIA--0.7%
News America Holdings
   8.25%, 10/17/96                                             60         72,550
   9.25%, 2/01/13                                             100        123,512
News America, Inc.
   5.30%, 12/15/14                                            100         99,786
Time Warner, Inc.
   6.875%, 5/01/12                                            425        464,477
   8.375%, 3/15/23                                            400        485,194
WPP Finance (UK) Corp.
   5.875%, 6/15/14                                            250        258,481
                                                                    ------------
                                                                       1,504,000
                                                                    ------------
BUILDING/REAL ESTATE--0.2%
CRH America, Inc.
   6.95%, 3/15/12                                             250        274,716
EOP Operating LP
   7.875%, 7/15/31                                            200        241,918
   8.375%, 3/15/06                                             35         35,606
                                                                    ------------
                                                                         552,240
                                                                    ------------
CABLE--0.3%
British Sky Broadcasting Plc (United Kingdom)
   8.20%, 7/15/09                                             100        110,974
Continental Cablevision, Inc.
   9.00%, 9/01/08                                             200        221,890
COX Communications, Inc.
   4.625%, 1/15/10                                            380        371,546
                                                                    ------------
                                                                         704,410
                                                                    ------------
CHEMICALS--0.3%
Eastman Chemical
   7.25%, 1/15/24                                             175        196,552
Lubrizol Corp.
   5.50%, 10/01/14                                            275        275,965
Praxair, Inc.
   6.50%, 3/01/08                                             200        207,173
                                                                    ------------
                                                                         679,690
                                                                    ------------
COMMUNICATIONS--0.3%
GTE Northwest, Inc.
   Series D
   5.55%, 10/15/08                                            200        202,973
Sprint Capital Corp.
   6.875%, 11/15/28                                           450        497,105
                                                                    ------------
                                                                         700,078
                                                                    ------------

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
COMMUNICATIONS - MOBILE--0.4%
America Movil SA de CV (Mexico)
   5.50%, 3/01/14                                        $    125   $    124,063
AT&T Wireless Services, Inc.
   8.75%, 3/01/31                                             325        438,685
TELUS Corp. (Canada)
   7.50%, 6/01/07                                             200        208,850
   8.00%, 6/01/11                                             100        114,404
                                                                    ------------
                                                                         886,002
                                                                    ------------
CONGLOMERATE/MISCELLANEOUS--0.2%
Cendant Corp.
   6.25%, 1/15/08                                             250        256,009
Hutchison Whampoa International Ltd.(Cayman Island)
   7.45%, 11/24/33(c)                                         100        115,510
                                                                    ------------
                                                                         371,519
                                                                    ------------
CONTAINERS--0.1%
Packaging Corp. of America
   4.375%, 8/01/08                                            200        194,739
                                                                    ------------
ENERGY--0.3%
Amerada Hess Corp.
   7.30%, 8/15/31                                             350        408,328
Devon Financing Corp.
   7.875%, 9/30/31                                            300        377,784
Enterprise Products Operating LP
   Series B
   5.60%, 10/15/14                                            150        149,472
XTO Energy, Inc.
   7.50%, 4/15/12                                             100        112,641
                                                                    ------------
                                                                       1,048,225
                                                                    ------------
FINANCIAL--2.0%
Capital One Bank
   6.50%, 6/13/13                                             400        429,091
Countrywide Home Loan, Inc.
   4.25%, 12/19/07                                            250        247,573
General Electric Capital Corp.
   5.00%, 6/15/07                                             500        504,275
   5.875%, 2/15/12                                            500        525,320
Goldman Sachs Group, Inc.
   6.60%, 1/15/12                                             500        542,029
   6.65%, 5/15/09                                             200        212,307
Household Finance Corp.
   5.75%, 1/30/07                                             200        203,102
   6.50%, 1/24/06                                              75         75,513
   7.875%, 3/01/07                                            150        156,582
iStar Financial, Inc.
   5.70%, 3/01/14                                             200        200,187
   6.00%, 12/15/10                                            200        205,299
Lehman Brothers Holdings, Inc.
   7.875%, 8/15/10                                            150        169,812
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09                                             500        520,116
Rabobank Capital Fund II
   5.26%, 12/29/49(b)(c)                                      230        230,643
Regency Centers LP
   5.25%, 8/01/15 (c)                                         300        297,358
Resona Preferred Global Securities Ltd.
  (Cayman Islands)
   7.191%, 12/30/49(b)(c)                                     175        181,171

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
The Hartford Financial Services, Inc.
   6.375%, 11/01/08                                      $    125   $   1130,411
                                                                    ------------
                                                                       4,830,789
                                                                    ------------
FOOD/BEVERAGE--0.3%
Kellogg Co. Cl.B
   6.60%, 4/01/11                                             300        325,033
Kraft Foods, Inc.
   5.25%, 10/01/13                                            300        303,313
                                                                    ------------
                                                                         628,346
                                                                    ------------
HEALTHCARE--0.3%
Wyeth
   6.50%, 2/01/34                                             525        590,045
                                                                    ------------
INDUSTRIAL--0.4%
Imperial Tobacco (Netherlands)
   7.125%, 4/01/09                                            170        181,098
Inco Ltd. (Canada)
   7.75%, 5/15/12                                             200        227,432
Tyco International Group, SA (Luxembourg)
   6.375%, 10/15/11                                           200        213,176
Waste Management, Inc.
   6.375%, 11/15/12                                           175        187,550
                                                                    ------------
                                                                         809,256
                                                                    ------------
INSURANCE--0.7%
American Reinsurance
   7.45%, 12/15/26                                            140        156,051
Loews Corp.
   6.75%, 12/15/06                                            100        102,076
Mangrove Bay Pass-Through Trust
   6.102%, 7/15/33(b)(c)                                      400        400,004
North Front Pass Through Trust
   5.81%, 12/15/24(b)(c)                                      500        502,851
Zurich Capital Trust
   8.376%, 6/01/37(c)                                         200        213,696
                                                                    ------------
                                                                       1,374,678
                                                                    ------------
INSURANCE CARRIERS--0.4%
Liberty Mutual Group
   5.75%, 3/15/14(c)                                          350        341,993
Royal Sun & Alliance Insurance (United Kingdom)
   8.95%, 10/15/29                                            442        558,692
                                                                    ------------
                                                                         900,685
                                                                    ------------
METALS/MINING--0.1%
Ispat Inland ULC (Canada)
   9.75%, 4/01/14                                             100        116,000
                                                                    ------------
MUNICIPAL OBLIGATION--0.2%
Dallas-Fort Worth Texas International Airport
   Facility
   7.07%, 11/01/24                                            400        431,592
                                                                    ------------

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
NON-AIR TRANSPORTATION--0.2%
CSX Corp.
   5.50%, 8/01/13                                        $    100   $    102,729
   6.75%, 3/15/11                                             250        270,889
                                                                    ------------
                                                                         373,618
                                                                    ------------
OIL SERVICES--0.1%
Valero Energy Corp.
   4.75%, 6/15/13                                             300        291,548
                                                                    ------------
PETROLEUM PRODUCTS--0.1%
Petronas Capital Ltd.
   7.00%, 5/22/12(c)                                          150        167,250
                                                                    ------------
PUBLIC UTILITIES - ELECTRIC & GAS--1.5%
American Electric Power Co., Inc.
   Series C
   5.375%, 3/15/10                                            250        254,544
CenterPoint Energy Resources Corp.
    Series B
   7.875%, 4/01/13                                           450        519,115
Consumers Energy Co.
    Series B
   5.375%, 4/15/13                                            150        151,634
Dominion Resources Capital Trust III
   8.40%, 1/15/31                                             200        246,273
FirstEnergy Corp.
   Series C
   7.375%, 11/15/31                                           500        586,433
NiSource Finance Corp.
   7.875%, 11/15/10                                           250        281,073
Progress Energy, Inc.
   5.85%, 10/30/08                                            350        359,364
Texas East Transmission LP
   7.30%, 12/01/10                                            350        386,042
TXU Australia LP
   6.15%, 11/15/13(c)                                         250        268,480
Xcel Energy, Inc.
   7.00%, 12/01/10                                            175        191,017
Yorkshire Power
   Series B
   6.496%, 2/25/08                                            200        206,773
                                                                    ------------
                                                                       3,450,748
                                                                    ------------
PUBLIC UTILITIES - TELEPHONE--0.2%
Telecom Italia
   4.00%, 11/15/08                                            250        243,928
Telefonos de Mexico SA de CV (Mexico)
   4.75%, 1/27/10                                             250        246,770
                                                                    ------------
                                                                         490,698
                                                                    ------------
SUPERMARKET/DRUG--0.3%
Safeway, Inc.
   4.95%, 8/16/10                                             400        390,757
   5.80%, 8/15/12                                             310        311,672
                                                                    ------------
                                                                         702,429
                                                                    ------------

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
TECHNOLOGY--0.0%
Motorola, Inc.
   7.625%, 11/15/10                                      $     64   $     72,432
                                                                    ------------
Total Corporate Debt Obligations
   (cost $27,850,447)                                                 28,571,438
                                                                    ------------
COMMERCIAL MORTGAGE BACKED SECURITIES--3.7%
Banc of America Commercial Mortgage Inc.
   Series 2005-1 Cl.A3
   4.877%, 11/10/42                                         2,000      2,000,640
Bear Stearns Commercial Mortgage Security
   Series 2005-PWR9 Cl.A4A
   4.871%, 9/15/42                                          2,000      1,972,440
CS First Boston Mortgage Securities Corp.
   Series 2004-C5 Cl.A2
   4.183%, 11/15/37                                         2,000      1,948,400
Greenwich Capital Commercial Funding Corp.
   Series 2005-GG3 Cl.A4
   4.799%, 8/10/42(c)                                         900        886,581
Morgan Stanley Capital I
   Series 2005-HQ5 Cl.A4
   5.168%, 1/14/42                                          1,500      1,515,690
                                                                    ------------
Total Commercial Mortgage Backed Securities
   (cost $8,400,706)                                                   8,323,751
                                                                    ------------
PREFERRED STOCKS--0.5%
PUBLIC UTILITIES - ELECTRIC & GAS--0.3%
DTE Energy Trust I                                         20,000        527,000
                                                                    ------------
COMMUNICATIONS--0.1%
Centaur Funding Corp. (Cayman Islands)(c)                     200        261,375
                                                                    ------------
BANKING--0.1%
Royal Bank of Scotland Group Plc                           10,000        242,000
                                                                    ------------
Total Preferred Stocks
   (cost $982,616)                                                     1,030,375
                                                                    ------------
SOVEREIGN DEBT OBLIGATIONS--0.4%
Korea Development Bank (South Korea)
   5.750%, 9/10/13                                            200        209,276
United Mexican States (Mexico)
   6.375%, 1/16/13                                            700        744,800
                                                                    ------------
Total Sovereign Debt Obligations
   (cost $899,735)                                                       954,076
                                                                    ------------
TOTAL INVESTMENTS--99.7%
   (cost $203,370,827)                                               225,888,728
Other assets less liabilities--0.3%                                      606,526
                                                                    ------------
NET ASSETS--100%                                                    $226,495,254
                                                                    ============

(a)  Non-income producing security.

(b)  Variable rate coupon, rate shown as of September 30, 2005

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $6,150,606 or 2.71% of net assets.

     Glossary:

     ADR - American Depositary Receipt
     Pfd. - Preferred Stock

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
INTERNATIONAL VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS--97.8%
BELGIUM--2.0%
Delhaize Group                                           240,189   $ 14,233,209
                                                                   ------------
BRAZIL--1.9%
Petroleo Brasilerio, SA (ADR)                            190,400     12,138,000
Votorantim Celulose e Papel, SA (ADR)                     88,250      1,182,550
                                                                   ------------
                                                                     13,320,550
                                                                   ------------
CANADA--2.8%
Canadian Natural Resources Ltd.                          306,300     13,832,903
Manulife Financial Corp.                                 120,100      6,405,333
                                                                   ------------
                                                                     20,238,236
                                                                   ------------
FRANCE--17.1%
Arcelor                                                  773,660     18,078,810
Assurance Generales de France                            154,700     14,823,226
BNP Paribas, SA                                           36,200      2,754,499
Credit Agricole, SA                                      432,270     12,689,421
European Aeronautic Defence and Space Co.                292,750     10,392,800
Renault, SA                                              221,300     21,038,651
Sanofi-Aventis                                           224,827     18,619,416
Societe Generale                                          89,720     10,250,628
Total, SA                                                 52,100     14,182,488
                                                                   ------------
                                                                    122,829,939
                                                                   ------------
GERMANY--8.6%
Continental AG                                           212,100     17,458,457
Depfa Bank Plc                                           367,710      5,919,440
E.ON AG                                                  172,600     15,907,742
MAN AG                                                   145,100      7,446,774
Muenchener Rueckversicherungs-Gesellschaft AG
   (MunichRe)                                            131,800     15,060,033
                                                                   ------------
                                                                     61,792,446
                                                                   ------------
HUNGARY--1.0%
MOL Magyar Olaj-es Gazipari Rt.                           31,600      3,495,473
MOL Magyar Olaj-es Gazipari Rt. (GDR)                     34,630      3,841,904
                                                                   ------------
                                                                      7,337,377
                                                                   ------------
ISRAEL--0.7%
Bank Hapoalim Ltd.                                       990,700      3,853,950
Bank Leumi Le-Israel                                     372,300      1,251,483
                                                                   ------------
                                                                      5,105,433
                                                                   ------------
ITALY--2.1%
Eni S.p.A.                                               509,600     15,116,389
                                                                   ------------

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
JAPAN--16.2%
Canon, Inc.                                              342,500   $ 18,587,068
Honda Motor Co., Ltd.                                    336,100     19,107,450
Japan Tobacco, Inc.                                        1,022     16,137,530
JFE Holdings, Inc.                                       462,200     15,075,057
Orix Corp.                                                98,100     17,779,739
Promise Co., Ltd.                                         64,650      4,813,278
Sumitomo Mitsui Financial Group, Inc.                      1,992     18,858,995
UFJ Holdings, Inc. (a)                                       663      5,395,344
                                                                   ------------
                                                                    115,754,461
                                                                   ------------
KOREA--7.1%
Hyundai Motor Co., Ltd.                                  105,400      8,258,968
Kookmin Bank (a)                                         135,800      8,043,316
POSCO                                                     83,800     18,943,919
Samsung Electronics Co., Ltd.                             13,410      7,595,180
Shinhan Financial Group Co., Ltd.                        237,280      8,274,891
                                                                   ------------
                                                                     51,116,274
                                                                   ------------
NETHERLANDS--3.6%
ING Groep N.V.                                           861,571     25,681,961
                                                                   ------------
PEOPLES REPUBLIC OF CHINA--1.2%
China Petroleum Chemical Corp. (Sinopec)              18,094,000      8,253,886
                                                                   ------------
SINGAPORE--2.8%
Flextronics International Ltd. (a)                       460,700      5,919,995
Singapore Telecommunications Ltd.                      9,652,643     13,997,493
                                                                   ------------
                                                                     19,917,488
                                                                   ------------
SPAIN--4.5%
Endesa, SA                                               649,359     17,383,764
Repsol YPF, SA                                           456,800     14,757,075
                                                                   ------------
                                                                     32,140,839
                                                                   ------------
SWEDEN--0.6%
Svenska Cellulosa AB Cl.B                                114,800      4,024,831
                                                                   ------------
SWITZERLAND--2.0%
Credit Suisse Group                                      324,100     14,380,139
                                                                   ------------
TAIWAN--2.3%
Compal Electronics, Inc. (GDR)                         1,242,545      6,131,214
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)     1,237,525     10,172,456
                                                                   ------------
                                                                     16,303,670
                                                                   ------------
THAILAND--0.3%
PTT Public Co., Ltd.                                     416,000      2,472,993
                                                                   ------------

                                                       Shares or
                                                       Principal
                                                          Amount
Company                                                    (000)   U.S. $ Value
-------------------------------------------------------------------------------
UNITED KINGDOM--21.0%
Aviva Plc                                              1,247,897   $ 13,713,901
BAE Systems Plc                                        1,376,000      8,349,213
Barclays Plc                                           1,540,800     15,563,126
BP Plc                                                 1,169,600     13,810,823
Friends Provident Plc                                  2,061,380      6,803,707
George Wimpey Plc                                        336,800      2,545,188
GlaxoSmithKline Plc                                      285,000      7,270,075
HBOS Plc                                                 895,680     13,505,518
J Sainsbury Plc (a)                                    2,451,800     12,124,397
Persimmon Plc                                             79,131      1,200,749
Royal Bank of Scotland Group Plc                         684,100     19,432,629
Tate & Lyle Plc                                          519,400      4,168,094
Taylor Woodrow Plc                                       574,800      3,291,328
Vodafone Group Plc                                     5,609,100     14,593,128
Whitbread Plc                                            161,914      2,714,811
Xstrata Plc                                              442,960     11,497,032
                                                                   ------------
                                                                    150,583,719
                                                                   ------------
Total Common Stocks
   (cost $575,127,478)                                              700,603,840
                                                                   ------------
SHORT-TERM INVESTMENT--2.4%
TIME DEPOSIT-2.4%
The Bank Of New York
   2.75% 10/03/05
   (cost $17,624,000)                                $    17,624     17,624,000
                                                                   ------------
TOTAL INVESTMENTS--100.2%
   (cost $592,751,478)                                              718,227,840
Other assets less liabilities--(0.2%)                                (1,677,321)
                                                                   ------------
NET ASSETS--100%                                                   $716,550,519
                                                                   ============

SECTOR DIVERSIFICATION
September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR                                      U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Finance                                     $245,254,557            34.2%
Energy                                       101,901,934            14.2
Capital Equipment                             92,052,313            12.9
Industrial Commodities                        68,802,199             9.6
Technology/Electronics                        48,405,913             6.8
Consumer Staples                              46,663,230             6.5
Utilities                                     33,291,506             4.6
Telecommunications                            28,590,621             4.0
Medical                                       25,889,491             3.6
Construction & Housing                         7,037,265             1.0
Consumer Cyclical                              2,714,811             0.4
                                            ------------           -----
Total Investments*                           700,603,840            97.8
Cash and receivables, net of liabilities      15,946,679             2.2
                                            ------------           -----
Net Assets                                  $716,550,519           100.0%
                                            ------------           -----

----------
*Excludes short-term investments.

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                      Value at
             Number of   Expiration    Original    September 30,    Unrealized
   Type      Contracts      Month        Value          2005       Appreciation
-------------------------------------------------------------------------------
EURO STOXX                December
50 Index        168         2005      $6,806,407      $6,937,660       $131,253

(a)  Non-income producing security.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
REAL ESTATE INVESTMENT TRUSTS--99.2%
OFFICE--22.8%
Alexandria Real Estate Equities, Inc.                      39,300    $ 3,249,717
Arden Realty, Inc.                                         29,500      1,214,515
Boston Properties, Inc.                                    39,100      2,772,190
Brookfield Properties Corp. (Canada)                       86,000      2,534,420
CarrAmerica Realty Corp.                                   38,400      1,380,480
Corporate Office Properties Trust                          95,000      3,320,250
Equity Office Properties Trust                             46,000      1,504,660
Glenborough Realty Trust, Inc.                             36,900        708,480
Maguire Properties, Inc.                                   52,400      1,574,620
Prentiss Properties Trust                                  17,500        710,500
Reckson Associates Realty Corp.                            24,200        836,110
SL Green Realty Corp.                                      24,000      1,636,320
                                                                     -----------
                                                                      21,442,262
                                                                     -----------
APARTMENTS--15.9%
Archstone-Smith Trust                                      68,300      2,723,121
Avalonbay Communities, Inc.                                27,300      2,339,610
Camden Property Trust                                      17,000        947,750
Equity Residential                                         89,800      3,398,930
Essex Property Trust, Inc.                                 18,200      1,638,000
Mid-America Apartment Communities, Inc.                    29,000      1,348,790
United Dominion Realty Trust, Inc.                        105,500      2,500,350
                                                                     -----------
                                                                      14,896,551
                                                                     -----------
REGIONAL MALLS--14.8%
General Growth Properties, Inc.                           102,000      4,582,860
Simon Property Group, Inc.                                 86,800      6,433,616
The Macerich Co.                                           13,800        896,172
The Mills Corp.                                            36,800      2,026,944
                                                                     -----------
                                                                      13,939,592
                                                                     -----------
SHOPPING CENTERS--12.8%
Developers Diversified Realty Corp.                        84,300      3,936,810
Kimco Realty Corp.                                         90,200      2,834,084
Pan Pacific Retail Properties, Inc.                        23,900      1,575,010
Regency Centers Corp.                                      47,800      2,746,110
Tanger Factory Outlet Centers, Inc.                        34,800        967,788
                                                                     -----------
                                                                      12,059,802
                                                                     -----------
LODGING--10.2%
Hilton Hotels Corp.                                        39,100        872,712
Host Marriott Corp.                                       211,500      3,574,350
LaSalle Hotel Properties                                   20,900        720,005
Starwood Hotels & Resorts Worldwide, Inc.                  40,800      2,332,536
Strategic Hotel Capital, Inc.                              16,000        292,160
Sunstone Hotel Investors, Inc.                             74,700      1,821,933
                                                                     -----------
                                                                       9,613,696
                                                                     -----------

                                                       Shares or
                                                       Principal
                                                          Amount
Company                                                    (000)   U.S. $ Value
--------------------------------------------------------------------------------
INDUSTRIAL--10.1%
EastGroup Properties, Inc.                                49,100    $ 2,148,125
First Potomac Realty Trust                                18,200        467,740
ProLogis                                                 154,700      6,854,757
                                                                    -----------
                                                                      9,470,622
                                                                    -----------
DIVERSFIED--6.6%
Cousins Properties, Inc.                                  22,800        689,016
Digital Realty Trust, Inc.                                37,500        675,000
iStar Financial, Inc.                                     22,200        897,546
Vornado Realty Trust                                      45,900      3,975,858
                                                                    -----------
                                                                      6,237,420
                                                                    -----------
STORAGE--4.0%
Public Storage, Inc.                                      46,200      3,095,400
Sovran Self Storage, Inc.                                 13,700        670,615
                                                                    -----------
                                                                      3,766,015
                                                                    -----------
HEALTH CARE--2.0%
Health Care Properties Investors, Inc.                    34,300        925,757
Windrose Medical Properties Trust                         61,700        942,776
                                                                    -----------
                                                                      1,868,533
                                                                    -----------
Total Common Stocks
   (cost $57,475,493)                                                93,294,493
                                                                    -----------
SHORT-TERM INVESTMENT--0.9%
TIME DEPOSIT--0.9%
The Bank of New York
    2.75%, 10/03/05
   (cost $840,000)                                      $    840        840,000
                                                                    -----------
TOTAL INVESTMENTS--100.1%
   (cost $58,315,493)                                                94,134,493
Other assets less liabilities--(0.1%)                                   (59,895)
                                                                    -----------
NET ASSETS--100%                                                    $94,074,598
                                                                    ===========

Please note: The industry classification presented here in are based on the industry categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND-
SMALL/MID CAP VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS--98.4%
FINANCIAL--21.2%
MAJOR REGIONAL BANKS--4.7%
Central Pacific Financial Corp.                          101,900   $  3,584,842
Hibernia Corp. Cl. A                                      86,300      2,592,452
Popular, Inc.                                             92,000      2,228,240
TD Banknorth, Inc.                                        16,660        502,132
UnionBanCal Corp.                                         45,900      3,200,148
Whitney Holding Corp.                                     72,000      1,946,880
                                                                   ------------
                                                                     14,054,694
                                                                   ------------
MULTI-LINE INSURANCE--2.6%
PacifiCare Health Systems, Inc. (a)                       31,000      2,473,180
StanCorp Financial Group, Inc.                            63,500      5,346,700
                                                                   ------------
                                                                      7,819,880
                                                                   ------------
PROPERTY - CASUALTY INSURANCE--6.1%
Old Republic International Corp.                         214,700      5,726,049
PartnerRe Ltd. (Bermuda)                                  17,700      1,133,685
Platinum Underwriters Holdings, Ltd.                     152,000      4,543,280
Radian Group, Inc.                                       100,600      5,341,860
RenaissanceRe Holdings, Ltd.                              33,600      1,469,328
                                                                   ------------
                                                                     18,214,202
                                                                   ------------
REAL ESTATE INVESTMENT TRUST--0.3%
FelCor Lodging Trust, Inc. (a)                            70,000      1,060,500
                                                                   ------------
SAVINGS AND LOAN--5.9%
Astoria Financial Corp.                                  159,900      4,224,558
Commercial Federal Corp.                                 110,700      3,779,298
MAF Bancorp, Inc.                                        105,295      4,317,095
Sovereign Bancorp, Inc.                                  135,000      2,975,400
Washington Federal, Inc.                                 106,814      2,409,724
                                                                   ------------
                                                                     17,706,075
                                                                   ------------
MISCELLANEOUS FINANCIAL--1.6%
A.G. Edwards, Inc.                                       111,800      4,897,958
                                                                   ------------
                                                                     63,753,309
                                                                   ------------
CONSUMER CYCLICALS--13.7%
AUTOS & AUTO PARTS--1.2%
American Axle & Manufacturing Holdings, Inc.              82,000      1,892,560
Dana Corp.                                               175,300      1,649,573
                                                                   ------------
                                                                      3,542,133
                                                                   ------------
RETAILERS--7.8%
AutoNation, Inc. (a)                                     205,400      4,101,838
BJ's Wholesale Club, Inc. (a)                            149,400      4,153,320
Borders Group, Inc.                                      156,100      3,460,737
Office Depot, Inc. (a)                                   229,400      6,813,180

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
Payless ShoeSource, Inc. (a)                             288,700   $  5,023,380
                                                                   ------------
                                                                     23,552,455
                                                                   ------------
TEXTILES/SHOES - APPAREL MFG.--4.3%
Jones Apparel Group, Inc.                                150,300      4,283,550
Liz Claiborne, Inc.                                      108,100      4,250,492
Reebok International Ltd.                                 32,200      1,821,554
V.F. Corp.                                                44,500      2,579,665
                                                                   ------------
                                                                     12,935,261
                                                                   ------------
MISCELLANEOUS CONSUMER CYCLICALS--0.4%
Brunswick Corp.                                           35,200      1,328,096
                                                                   ------------
                                                                     41,357,945
                                                                   ------------
CAPITAL EQUIPMENT--9.8%
AEROSPACE - DEFENSE--1.8%
Goodrich Corp.                                           124,000      5,498,160
                                                                   ------------
AUTO TRUCKS - PARTS--2.8%
ArvinMeritor, Inc.                                        54,000        902,880
PACCAR, Inc.                                              34,500      2,342,205
TRW Automotive Holdings Corp. (a)                        174,000      5,105,160
                                                                   ------------
                                                                      8,350,245
                                                                   ------------
ELECTRICAL EQUIPMENT--1.0%
Cooper Industries Ltd. Cl. A (Bermuda)                    42,200      2,917,708
                                                                   ------------
MACHINERY--2.7%
Moog, Inc. Cl. A (a)                                     147,300      4,348,296
Terex Corp. (a)                                           78,000      3,855,540
                                                                   ------------
                                                                      8,203,836
                                                                   ------------
MISCELLANEOUS CAPITAL GOODS--1.5%
SPX Corp.                                                 96,600      4,438,770
                                                                   ------------
                                                                     29,408,719
                                                                   ------------
CONSUMER GROWTH--9.4%
ADVERTISING--1.4%
The Interpublic Group of Cos., Inc. (a)                  367,600      4,278,864
                                                                   ------------
HOSPITAL MANAGEMENT--1.1%
Universal Health Services, Inc. Cl. B                     70,900      3,376,967
                                                                   ------------
HOSPITAL SUPPLIES--1.7%
Owens & Minor, Inc.                                      176,600      5,183,210
                                                                   ------------
OTHER MEDICAL--1.8%
PerkinElmer, Inc.                                        262,300      5,343,051
                                                                   ------------
PHOTOGRAPHY--1.1%
IKON Office Solutions, Inc.                              319,400      3,187,612
                                                                   ------------
PUBLISHING--0.5%
The Readers Digest Association, Inc.                     105,000      1,676,850
                                                                   ------------

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
MISCELLANEOUS CONSUMER GROWTH--1.8%
URS Corp. (a)                                            131,200   $  5,299,168
                                                                   ------------
                                                                     28,345,722
                                                                   ------------
UTILITIES--8.6%
ELECTRICAL COMPANIES--8.6%
Allegheny Energy, Inc. (a)                               193,000      5,928,960
Constellation Energy Group, Inc.                          41,000      2,525,600
Northeast Utilities                                      171,200      3,415,440
PNM Resources, Inc.                                       96,300      2,760,921
Puget Energy, Inc.                                       231,800      5,442,664
Wisconsin Energy Corp.                                   114,400      4,566,848
WPS Resources Corp.                                       22,000      1,271,600
                                                                   ------------
                                                                     25,912,033
                                                                   ------------
TELEPHONE--0.0%
Centennial Communications Corp. (a)                        2,074         31,069
                                                                   ------------
                                                                     25,943,102
                                                                   ------------
SERVICES--6.1%
RAILROADS--1.4%
Laidlaw International, Inc.                              185,500      4,483,535
                                                                   ------------
TRUCKERS--1.8%
CNF, Inc.                                                105,925      5,561,062
                                                                   ------------
MISCELLANEOUS INDUSTRIAL TRANSPORTATION--2.9%
GATX Corp.                                               138,200      5,465,810
SEACOR Holdings, Inc. (a)                                 45,100      3,273,358
                                                                   ------------
                                                                      8,739,168
                                                                   ------------
                                                                     18,783,765
                                                                   ------------
NON-FINANCIAL--6.1%
BUILDING MATERIALS - CEMENT--0.6%
Texas Industries, Inc.                                    30,300      1,648,320
                                                                   ------------
BUILDING MATERIALS - HEAT/PLUMBING/AIR--1.0%
Hughes Supply, Inc.                                       94,000      3,064,400
                                                                   ------------
MISCELLANEOUS BUILDING--4.5%
Beazer Homes USA, Inc.                                    89,100      5,227,497
Harsco Corp.                                              35,500      2,327,735
Quanta Services, Inc. (a)                                468,900      5,983,164
                                                                   ------------
                                                                     13,538,396
                                                                   ------------
                                                                     18,251,116
                                                                   ------------
TECHNOLOGY--5.9%
COMMUNICATION - EQUIP. MFRS.--1.8%
ADC Telecommunications, Inc. (a)                          90,857      2,076,991
Andrew Corp. (a)                                         307,900      3,433,085
                                                                   ------------
                                                                      5,510,076
                                                                   ------------
COMPUTER/ INSTRUMENTATION--1.0%
Celestica, Inc. (a)                                      115,100      1,301,781
Sanmina-SCI Corp. (a)                                    411,679      1,766,103
                                                                   ------------
                                                                      3,067,884

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
SEMICONDUCTORS--1.0%
Vishay Intertechnology, Inc. (a)                         237,100   $  2,833,345
                                                                   ------------
MISCELLANEOUS INDUSTRIAL TECHNOLOGY--2.1%
Arrow Electronics, Inc. (a)                              100,700      3,157,952
Avnet, Inc. (a)                                           22,000        537,900
Solectron Corp. (a)                                      107,400        419,934
Tech Data Corp. (a)                                       57,500      2,110,825
                                                                   ------------
                                                                      6,226,611
                                                                   ------------
                                                                     17,637,916
                                                                   ------------
CONSUMER STAPLES--5.6%
FOODS--4.3%
Corn Products International, Inc.                         66,000      1,331,220
Del Monte Foods Co. (a)                                  322,600      3,461,498
Performance Food Group Co. (a)                           137,600      4,342,656
Universal Corp.                                           93,500      3,630,605
                                                                   ------------
                                                                     12,765,979
                                                                   ------------
RESTAURANTS--1.0%
Jack in the Box, Inc. (a)                                101,000      3,020,910
                                                                   ------------
RETAIL STORES - FOOD--0.3%
SUPERVALU, INC.                                           30,000        933,600
                                                                   ------------
                                                                     16,720,489
                                                                   ------------
COMMODITIES--5.4%
CHEMICALS--1.7%
Albemarle Corp.                                           34,500      1,300,650
Cytec Industries, Inc.                                    88,600      3,843,468
                                                                   ------------
                                                                      5,144,118
                                                                   ------------
CONTAINERS - METAL/GLASS/PAPER--1.5%
Ball Corp.                                                43,000      1,579,820
Owens-Illinois, Inc. (a)                                 139,800      2,882,676
                                                                   ------------
                                                                      4,462,496
                                                                   ------------
MISCELLANEOUS INDUSTRIAL COMMODITIES--0.8%
United Stationers, Inc. (a)                               47,095      2,253,967
                                                                   ------------
MISCELLANEOUS METALS--1.4%
Reliance Steel & Aluminum Co.                             81,200      4,297,916
                                                                   ------------
                                                                     16,158,497
                                                                   ------------
ENERGY--4.0%
OFFSHORE DRILLING--1.7%
Rowan Companies, Inc. (a)                                140,000      4,968,600
                                                                   ------------
OIL WELL EQUIPMENT & SERVICES--0.4%
Todco, Cl.A (a)                                           27,400      1,142,854
                                                                   ------------

                                                       Shares or
                                                       Principal
                                                          Amount
Company                                                    (000)   U.S. $ Value
-------------------------------------------------------------------------------
OILS - INTEGRATED DOMESTIC--1.9%
Amerada Hess Corp.                                        16,400   $  2,255,000
Pogo Producing Co.                                        60,500      3,565,870
                                                                   ------------
                                                                      5,820,870
                                                                   ------------
                                                                     11,932,324
                                                                   ------------
INDUSTRIAL RESOURCES--2.6%
ALUMINUM--0.7%
Mueller Industries, Inc.                                  75,000      2,082,750
                                                                   ------------
CHEMICALS--0.5%
Chemtura Corp.                                           133,200      1,654,344
                                                                   ------------
STEEL--0.2%
Chaparral Steel Co. (a)                                   30,300        764,166
                                                                   ------------
MISCELLANEOUS METALS--1.2%
Silgan Holdings, Inc.                                    106,480      3,541,525
                                                                   ------------
                                                                      8,042,785
                                                                   ------------
Total Common Stocks
   (cost $250,225,300)                                              296,335,689
                                                                   ------------
SHORT-TERM INVESTMENT--2.7%
TIME DEPOSIT--2.7%
The Bank of New York
   2.75%, 10/03/05
   (cost $8,040,000)                                    $  8,040      8,040,000
                                                                   ------------
TOTAL INVESTMENTS--101.1%
   (cost $258,265,300)                                              304,375,689
Other assets less liabilities--(1.1%)                                (3,407,311)
                                                                   ------------
NET ASSETS--100%                                                   $300,968,378
                                                                   ============

(a)  Non-income producing security.

     Please Note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND-
UTILITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON & PREFERRED
STOCKS--97.6%
UNITED STATES
   INVESTMENTS--83.3%
UTILITIES--72.2%
ELECTRIC & Gas
   UTILITY--65.2%
AES Corp. (a)                                             83,600    $ 1,373,548
AGL Resources, Inc.                                       45,400      1,684,794
Allegheny Energy, Inc. (a)                                24,000        737,280
Ameren Corp.                                              25,700      1,374,693
American Electric Power Co., Inc.                         22,983        912,425
Atmos Energy Corp.                                        19,300        545,225
Cinergy Corp.                                             12,200        541,802
CMS Energy Corp. (a)                                      54,000        888,300
Consolidated Edison, Inc.                                 27,100      1,315,705
Constellation Energy Group                                 6,000        369,600
Dominion Resources, Inc.                                  16,500      1,421,310
DTE Energy Co.                                            31,976      1,466,419
Duke Energy Corp.                                         35,600      1,038,452
Edison International                                      37,600      1,777,728
Entergy Corp.                                             21,600      1,605,312
Equitable Resources, Inc.                                 38,000      1,484,280
Exelon Corp.                                              46,300      2,474,272
FirstEnergy Corp.                                         17,000        886,040
FPL Group, Inc.                                           41,900      1,994,440
FPL Group, Inc. pfd.                                      16,700      1,188,205
Georgia Power Co. pfd.                                    20,000        517,000
Great Plains Energy, Inc.
   pfd.                                                   28,000        779,240
ITC Holdings Corp.                                         9,500        275,310
KeySpan Corp.                                             18,407        677,009
New Jersey Resources Corp.                                23,800      1,094,324
Northwest Natural Gas Co.                                 12,700        472,694
NSTAR                                                     49,100      1,419,972
PG&E Corp.                                                41,200      1,617,100
Piedmont Natural Gas Co., Inc.                            10,200        256,734
PNM Resources, Inc. pfd.                                  30,500      1,588,440
PPL Corp.                                                 52,000      1,681,160
Public Service Enterprise Group, Inc. pfd.                18,000      1,458,000
Questar Corp.                                             20,700      1,824,084
Sempra Energy                                             35,074      1,650,582
Southern Co.                                              44,200      1,580,592
TXU Corp.                                                 22,367      2,524,787
TXU Corp. pfd.                                            22,200      1,131,312
Westar Energy, Inc.                                       23,000        554,990
Wisconsin Energy Corp.                                    14,000        558,880
Xcel Energy, Inc.                                         73,300      1,437,413
                                                                    -----------
                                                                     48,179,453
                                                                    -----------

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
TELEPHONE UTILITY--5.2%
BellSouth Corp.                                           24,600    $   646,980
SBC Communications, Inc.                                  53,000      1,270,410
Sprint Nextel Corp.                                       66,175      1,573,642
Verizon Communications, Inc.                              10,700        349,783
                                                                    -----------
                                                                      3,840,815
                                                                    -----------
MISCELLANEOUS--1.8%
Aqua America, Inc.                                        34,600      1,315,492
                                                                    -----------
                                                                     53,335,760
                                                                    -----------
ENERGY--8.7%
OIL SERVICE--0.7%
Halliburton Co.                                            8,000        548,160
                                                                    -----------
PIPELINES--7.2%
Kinder Morgan, Inc.                                       18,400      1,769,344
ONEOK, Inc.                                               41,700      1,418,634
Southern Union Co. pfd.                                    6,900        543,065
The Williams Cos., Inc.                                   64,600      1,618,230
                                                                    -----------
                                                                      5,349,273
                                                                    -----------
MISCELLANEOUS--0.8%
Peabody Energy Corp.                                       7,000        590,450
                                                                    -----------
                                                                      6,487,883
                                                                    -----------
TECHNOLOGY--2.4%
COMMUNICATION
   EQUIPMENT--2.4%
Nextel Partners, Inc. Cl. A (a)                           22,800        572,280
QUALCOMM, Inc.                                            27,100      1,212,725
                                                                    -----------
                                                                      1,785,005
                                                                    -----------
Total United States Investments
   (cost $43,870,120)                                                61,608,648
                                                                    -----------
FOREIGN INVESTMENTS--14.3%
BRAZIL--1.6%
Aes Tiete, SA                                         41,819,200        806,307
CPFL Energia, SA (ADR) (a)                                11,700        372,645
                                                                    -----------
                                                                      1,178,952
                                                                    -----------
EGYPT--1.1%
Orascom Telecom (GDR)                                     15,600        762,545
                                                                    -----------
FRANCE--1.1%
Veolia Environnement (ADR)                                20,000        849,200
                                                                    -----------

                                                       Shares or
                                                       Principal
                                                          Amount
Company                                                    (000)   U.S. $ Value
-------------------------------------------------------------------------------
HONG KONG--1.8%
Hong Kong & China Gas Co., Ltd.                          657,000    $ 1,358,266
                                                                    -----------
MEXICO--3.8%
America Movil, S.A. de C.V.
   Series L (ADR)                                         78,800      2,074,016
Grupo Televisa, SA (ADR)                                  10,000        717,100
                                                                    -----------
                                                                      2,791,116
                                                                    -----------
PEOPLES REPUBLIC OF
   CHINA--0.8%
China Shenhua Energy Co., Ltd. (a)                       535,500        628,185
                                                                    -----------
SPAIN--0.9%
Telefonica de Espana, SA (ADR)                            13,651        673,267
                                                                    -----------
TAIWAN--0.8%
Chunghwa Telecom Co., Ltd. (ADR)                          30,900        571,959
                                                                    -----------
TURKEY--0.7%
Turkcell Iletisim Hizmetleri AS (Turkcell)                36,000        491,400
                                                                    -----------
UNITED KINGDOM--1.7%
National Grid Plc. (a)                                    98,284        922,704
Scottish & Southern Energy Plc                            20,115        365,624
                                                                    -----------
                                                                      1,288,328
                                                                    -----------
Total Foreign Investments
   (cost $7,520,383)                                                 10,593,218
                                                                    -----------
Total Common & Preferred Stocks
   (cost $51,390,503)                                                72,201,866
                                                                    -----------
SHORT TERM INVESTMENT--2.9%
The Bank of New York
   2.75%, 10/03/05
   (cost $2,130,000)                                    $  2,130      2,130,000
                                                                    -----------
TOTAL INVESTMENTS--100.5%
   (cost $53,520,503)                                                74,331,866
Other assets less liabilities--(0.5%)                                  (405,848)
                                                                    -----------
NET ASSETS--100%                                                    $73,926,018
                                                                    ===========

SECTOR DIVERSIFICATION
September 30, 2005 (unaudited)

SECTOR                                      U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Utilities                                    $59,255,732            80.2%
Energy                                         6,487,883             8.8
Consumer Services                              4,045,061             5.5
Technology                                     1,785,005             2.4
Basic Industry                                   628,185             0.8
                                             -----------           -----
Total Investments*                            72,201,866            97.7
Cash and receivables, net of liabilities       1,724,152             2.3
                                             -----------           -----
Net Assets                                   $73,926,018           100.0%
                                             -----------           -----

* Excludes short-term investments.

(a)  Non-income producing security.

     Glossary of terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt
     PFD. - Preferred Stock

     Please Note: The sectors classification presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERSTEIN VARIABLE PRODUCTS SERIES FUND -
VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS--98.3%
FINANCIAL--34.5%
BANKS--6.2%
Citigroup, Inc.                                          169,300   $  7,706,535
JPMorgan Chase & Co.                                      85,900      2,914,587
                                                                   ------------
                                                                     10,621,122
                                                                   ------------
FINANCE - PERSONAL LOANS--0.7%
Countrywide Credit Industries, Inc.                       35,768      1,179,629
                                                                   ------------
LIFE INSURANCE--2.5%
Genworth Financial, Inc.                                  31,400      1,012,336
Jefferson-Pilot Corp.                                      8,400        429,828
MetLife, Inc.                                             29,700      1,479,951
Prudential Financial, Inc.                                18,000      1,216,080
Torchmark Corp.                                            1,300         68,679
                                                                   ------------
                                                                      4,206,874
                                                                   ------------
MAJOR REGIONAL BANKS--10.8%
Bank of America Corp.                                    136,200      5,734,019
BB&T Corp.                                                13,500        527,175
Comerica, Inc.                                            17,600      1,036,640
Huntington Bancshares, Inc.                               40,200        903,294
KeyCorp.                                                  27,950        901,388
Mellon Financial Corp.                                    31,300      1,000,661
National City Corp.                                       36,400      1,217,216
PNC Financial Services Group                              14,700        852,894
SunTrust Banks, Inc.                                      17,600      1,222,320
U.S. Bancorp                                              51,900      1,457,352
Wachovia Corp.                                            53,150      2,529,409
Wells Fargo & Co.                                         19,000      1,112,830
                                                                   ------------
                                                                     18,495,198
                                                                   ------------
MULTI-LINE INSURANCE--1.9%
American International Group, Inc.                        28,500      1,765,860
The Hartford Financial Services Group, Inc.               18,500      1,427,645
                                                                   ------------
                                                                      3,193,505
                                                                   ------------
PROPERTY - CASUALTY INSURANCE--3.8%
ACE Ltd. (Cayman Islands)                                  9,900        465,993
Allstate Corp.                                            25,350      1,401,602
Chubb Corp.                                               12,500      1,119,375
PartnerRe Ltd. (Bermuda)                                   4,300        275,415
RenaissanceRe Holdings Ltd. (Bermuda)                     16,300        712,799
The St. Paul Travelers Cos., Inc.                         40,333      1,809,742
XL Capital Ltd. Cl.A (Bermuda)                            11,700        795,951
                                                                   ------------
                                                                      6,580,877
                                                                   ------------

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
SAVINGS AND LOAN--3.2%
Astoria Financial Corp.                                   21,750   $    574,635
Fannie Mae                                                42,700      1,913,814
Freddie Mac                                               26,000      1,467,960
Washington Mutual, Inc.                                   39,800      1,560,956
                                                                   ------------
                                                                      5,517,365
                                                                   ------------
MISCELLANEOUS FINANCIAL--5.4%
Lehman Brothers Holdings, Inc.                            11,700      1,362,816
MBIA, Inc.                                                11,800        715,316
Merrill Lynch & Co., Inc.                                 42,300      2,595,105
MGIC Investment Corp.                                     11,900        763,980
Morgan Stanley                                            43,600      2,351,784
The Goldman Sachs Group, Inc.                             11,500      1,398,170
                                                                   ------------
                                                                      9,187,171
                                                                   ------------
                                                                     58,981,741
                                                                   ------------
ENERGY--15.4%
GAS PIPELINES--0.2%
El Paso Corp.                                             23,000        319,700
                                                                   ------------
OFFSHORE DRILLING--1.6%
Global SantaFe Corp.                                      22,100      1,008,202
Noble Corp.                                               14,000        958,440
Rowan Cos., Inc. (a)                                      19,200        681,408
ENSCO International, Inc.                                  2,100         97,839
                                                                   ------------
                                                                      2,745,889
OILS - INTEGRATED DOMESTIC--4.2%
ConocoPhillips                                            49,200      3,439,572
Marathon Oil Corp.                                        27,100      1,868,003
Occidental Petroleum Corp.                                22,100      1,888,003
                                                                   ------------
                                                                      7,195,578
                                                                   ------------
OILS- INTEGRATED INTERNATIONAL--9.4%
BP p.l.c. (ADR) (United Kingdom)                          12,300        871,455
ChevronTexaco Corp.                                       60,400      3,909,692
Exxon Mobil Corp.                                        163,700     10,401,498
Total, SA (ADR) (France)                                   6,900        937,158
                                                                   ------------
                                                                     16,119,803
                                                                   ------------
                                                                     26,380,970
                                                                   ------------
CONSUMER GROWTH--9.1%
ADVERTISING--0.5%
The Interpublic Group of Cos., Inc. (a)                   76,900        895,116
                                                                   ------------

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
DRUGS--4.5%
Bristol-Myers Squibb Co.                                  18,850   $    453,531
Eli Lilly & Co.                                           16,400        877,728
Merck & Co., Inc.                                         80,200      2,182,242
Pfizer, Inc.                                             170,000      4,244,899
                                                                   ------------
                                                                      7,758,400
                                                                   ------------
ENTERTAINMENT--2.1%
Time Warner, Inc. (a)                                    128,400      2,325,324
Viacom, Inc. Cl.B                                         33,950      1,120,690
Walt Disney Co.                                            6,300        152,019
                                                                   ------------
                                                                      3,598,033
                                                                   ------------
HOSPITAL MANAGEMENT--0.3%
HCA, Inc.                                                  6,900        330,648
Tenet Healthcare Corp. (a)                                15,400        172,942
                                                                   ------------
                                                                        503,590
                                                                   ------------
HOSPITAL SUPPLIES--0.7%
Medco Health Solutions, Inc. (a)                          22,000      1,206,260
                                                                   ------------
RADIO - TV BROADCASTING--1.0%
Comcast Corp. Cl.A (a)                                    56,434      1,658,031
                                                                   ------------
                                                                     15,619,430
                                                                   ------------
CONSUMER STAPLES--8.8%
BEVERAGES - SOFT, LITE & HARD--0.6%
Molson Coors Brewing Co. Cl.B                              7,500        480,075
PepsiCo, Inc.                                              8,200        465,022
                                                                   ------------
                                                                        945,097
                                                                   ------------
FOOD--1.4%
General Mills, Inc.                                       26,200      1,262,840
Kraft Foods, Inc.                                         13,800        422,142
Sara Lee Corp.                                            40,600        769,370
                                                                   ------------
                                                                      2,454,352
                                                                   ------------
RESTAURANTS--1.2%
Darden Restaurants, Inc.                                   9,700        294,589
McDonald's Corp.                                          51,800      1,734,782
                                                                   ------------
                                                                      2,029,371
                                                                   ------------

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
RETAIL STORES - FOOD--1.7%
Safeway, Inc.                                             48,800   $  1,249,280
SUPERVALU, Inc.                                           19,400        603,728
The Kroger Co. (a)                                        49,000      1,008,910
                                                                   ------------
                                                                      2,861,918
                                                                   ------------
SOAPS--1.0%
Unilever NV (ADR) (Netherlands)                           11,500        821,675
Clorox Co.                                                15,000        833,100
                                                                   ------------
                                                                      1,654,775
SUGAR REFINERS--0.3%
Archer-Daniels-Midland Co.                                19,805        488,391
                                                                   ------------
TOBACCO--2.6%
Altria Group, Inc.                                        47,950      3,534,395
UST, Inc.                                                 20,100        841,386
                                                                   ------------
                                                                      4,375,781
                                                                   ------------
                                                                     14,809,685
                                                                   ------------
TECHNOLOGY--7.3%
COMMUNICATION - EQUIP. MFRS.--1.6%
ADC Telecommunications, Inc. (a)                          27,514        628,970
Corning, Inc. (a)                                         57,000      1,101,810
Nokia Oyj (ADR)                                           25,600        432,896
Tellabs, Inc. (a)                                         52,600        553,352
                                                                   ------------
                                                                      2,717,028
                                                                   ------------
COMPUTERS--2.2%
Hewlett-Packard Co.                                      116,228      3,393,857
International Business Machines Corp.                      5,600        449,232
                                                                   ------------
                                                                      3,843,089
                                                                   ------------
COMPUTER/ INSTRUMENTATION--1.3%
Celestica, Inc. (Canada) (a)                              43,100        487,461
Flextronics International Ltd. (Singapore) (a)            57,900        744,015
Sanmina-SCI Corp. (a)                                    111,000        476,190
Solectron Corp. (a)                                      152,210        595,141
                                                                   ------------
                                                                      2,302,807
                                                                   ------------
COMPUTER SERVICES/ SOFTWARE--1.1%
Electronic Data Systems Corp.                             46,000      1,032,240
Microsoft Corp.                                           31,900        820,787
                                                                   ------------
                                                                      1,853,027
                                                                   ------------

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
SEMICONDUCTORS--0.8%
Agere System, Inc. (a)                                    42,210   $    439,406
Intel Corp.                                               35,800        882,470
                                                                   ------------
                                                                      1,321,876
                                                                   ------------
MISCELLANEOUS INDUSTRIAL TECHNOLOGY--0.3%
Arrow Electronics, Inc. (a)                               11,600        363,776
Tech Data Corp. (a)                                        5,550        203,741
                                                                   ------------
                                                                        567,517
                                                                   ------------
                                                                     12,605,344
                                                                   ------------
UTILITIES--6.2%
ELECTRIC COMPANIES--2.3%
American Electric Power Co., Inc.                         28,075      1,114,578
Edison International                                       5,600        264,768
Entergy Corp.                                             12,300        914,136
Exelon Corp.                                              26,200      1,400,128
Xcel Energy, Inc.                                          9,700        190,217
                                                                   ------------
                                                                      3,883,827
                                                                   ------------
TELEPHONE--3.9%
BellSouth Corp.                                           13,600        357,680
SBC Communications, Inc.                                  48,600      1,164,942
Sprint Corp.                                              99,000      2,354,220
Verizon Communications                                    85,900      2,808,071
                                                                   ------------
                                                                      6,684,913
                                                                   ------------
                                                                     10,568,740
                                                                   ------------
CAPITAL EQUIPMENT--5.3%
AEROSPACE - DEFENSE--1.2%
B.F. Goodrich Corp.                                       21,700        962,178
The Boeing Co.                                            16,300      1,107,585
                                                                   ------------
                                                                      2,069,763
                                                                   ------------
AUTO TRUCKS - PARTS--0.5%
Eaton Corp.                                               13,500        857,925
                                                                   ------------
ELECTRICAL EQUIPMENT--2.6%
Cooper Industries Ltd. Cl. A (Bermuda)                     7,000        483,980
General Electric Co.                                      91,500      3,080,805
Honeywell International, Inc.                              7,000        262,500
Hubbell Inc. Cl.B                                         11,500        539,695
                                                                   ------------
                                                                      4,366,980
                                                                   ------------

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
MISCELLANEOUS CAPITAL GOODS--1.0%
SPX Corp.                                                 14,400   $    661,680
Textron, Inc.                                             14,300      1,025,596
                                                                   ------------
                                                                      1,687,276
                                                                   ------------
                                                                      8,981,944
                                                                   ------------
CONSUMER CYCLICALS--5.1%
AUTOS & AUTO PARTS--1.3%
American Axle & Manufacturing Holdings, Inc.              10,500        242,340
Autoliv, Inc. (Sweden)                                     7,900        343,650
BorgWarner, Inc.                                          10,800        609,768
Dana Corp.                                                25,900        243,719
Lear Corp.                                                 9,200        312,524
Magna International, Inc. Cl.A (Canada)                    5,700        426,702
                                                                   ------------
                                                                      2,178,703
                                                                   ------------
RETAILERS--2.1%
Limited Brands                                            39,500        806,985
Nordstrom, Inc.                                           15,800        542,256
Office Depot, Inc. (a)                                    51,000      1,514,700
Target Corp.                                              14,100        732,213
                                                                   ------------
                                                                      3,596,154
                                                                   ------------
TEXTILES/SHOES - APPAREL MFG.--0.6%
Jones Apparel Group, Inc.                                 20,600        587,100
V.F. Corp.                                                 7,900        457,963
                                                                   ------------
                                                                      1,045,063
                                                                   ------------
TIRES & RUBBER GOODS--0.1%
Cooper Tire & Rubber Co.                                  14,100        215,307
                                                                   ------------
TOYS--0.5%
Mattel, Inc.                                              49,200        820,656
                                                                   ------------
MISCELLANEOUS CONSUMER CYCLICALS--0.5%
Newell Rubbermaid, Inc.                                   35,200        797,280
                                                                   ------------
                                                                      8,653,163
                                                                   ------------
SERVICES--2.0%
RAILROADS--2.0%
Burlington Northern Santa Fe Corp.                        19,900      1,190,020
CSX Corp.                                                 24,500      1,138,760
Norfolk Southern Corp.                                    27,050      1,097,148
                                                                   ------------
                                                                      3,425,928
                                                                   ------------

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMODITIES--1.8%
CHEMICALS--1.3%
E.I. du Pont de Nemours & Co.                             21,100   $    826,487
Eastman Chemical Co.                                      12,400        582,428
PPG Industries, Inc.                                      14,900        881,931
                                                                   ------------
                                                                      2,290,846
                                                                   ------------
PAPER--0.5%
Temple-Inland, Inc.                                       22,000        898,700
                                                                   ------------
                                                                      3,189,546
                                                                   ------------
DEFENSE-0.9%
DEFENSE--0.9%
Lockheed Martin Corp.                                     14,300        872,872
Northrop Grumman Corp.                                    12,500        679,375
                                                                   ------------
                                                                      1,552,247
CONSUMER MANUFACTURING--0.4%
MISCELLANEOUS--0.4%
Bunge Ltd. (Bermuda)                                      14,500        762,990
                                                                   ------------
NON-FINANCIAL--0.4%
BUILDING MATERIALS - CEMENT--0.4%
Martin Marietta Materials, Inc.                            9,600        753,216
                                                                   ------------
INDUSTRIAL RESOURCES--0.4%
CONTAINERS-METAL/GLASS/PAPER--0.4%
Owens-Illinois, Inc. (a)                                  34,900        719,638
                                                                   ------------
HEALTHCARE--0.4%
MEDICAL SERVICES--0.4%
AmerisourceBergen Corp.                                    8,300        641,590
                                                                   ------------
INDUSTRIAL COMMODITIES--0.3%
PAPER--0.2%
Smurfit-Stone Container Corp. (a)                         27,600        285,936
                                                                   ------------
STEEL--0.1%
United States Steel Corp.                                  5,400        228,690
                                                                   ------------
                                                                        514,626
                                                                   ------------
Total Common Stocks
   (cost $140,899,682)                                              168,160,798
                                                                   ------------

                                                       Principal
                                                          Amount
Company                                                    (000)   U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--2.1%
TIME DEPOSIT -2.1%
The Bank of New York
   2.75% 10/03/05
   (cost $3,540,000)                                    $  3,540   $  3,540,000
                                                                   ------------
Total Investments--100.4%
   (cost $144,439,682)                                              171,700,798
Other assets less liabilities--(0.4%)                                  (676,999)
                                                                   ------------
NET ASSETS--100%                                                   $171,023,799
                                                                   ============

(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     Please note: The sector classification presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND-
VARP GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--98.9%
FINANCE--26.4%
BANKING - MONEY CENTER--3.4%
JPMorgan Chase & Co.                                  2,389,200   $   81,065,556
Wachovia Corp.                                          150,000        7,138,500
                                                                  --------------
                                                                      88,204,056
                                                                  --------------
BANKING - REGIONAL--2.6%
Bank of America Corp.                                 1,190,300       50,111,630
North Fork Bancorporation, Inc.                         740,300       18,877,650
                                                                  --------------
                                                                      68,989,280
                                                                  --------------
BROKERAGE & MONEY MANAGEMENT--3.1%
Merrill Lynch & Co., Inc.                               500,000       30,675,000
Morgan Stanley                                          435,000       23,463,900
The Goldman Sachs Group, Inc.                           213,700       25,981,646
                                                                  --------------
                                                                      80,120,546
                                                                  --------------
INSURANCE--8.7%
ACE Ltd. (Cayman Islands)                             1,200,200       56,493,414
American International Group, Inc.                    2,000,000      123,920,000
Axis Capital Holdings Ltd. (Bermuda)                  1,119,500       31,916,945
MetLife, Inc.                                           310,000       15,447,300
                                                                  --------------
                                                                     227,777,659
                                                                  --------------
MORTGAGE BANKING--3.5%
Fannie Mae                                            2,051,900       91,966,158
                                                                  --------------
MISCELLANEOUS--5.1%
Ambac Financial Group, Inc.                             105,900        7,631,154
Citigroup, Inc.                                       2,750,000      125,180,000
                                                                  --------------
                                                                     132,811,154
                                                                  --------------
                                                                     689,868,853
                                                                  --------------
CONSUMER SERVICES--16.3%
BROADCASTING & CABLE--10.2%
Comcast Corp. Cl. A (a)                                 500,000       14,690,000
Comcast Corp. Special Cl. A (a)                         350,000       10,073,000
News Corp. Cl. A                                      4,676,400       72,905,076
Time Warner, Inc.                                     4,421,400       80,071,554
Viacom, Inc. Cl. B                                    2,100,000       69,321,000
Westwood One, Inc.                                      946,300       18,821,907
                                                                  --------------
                                                                     265,882,537
                                                                  --------------
ENTERTAINMENT & LEISURE--1.3%
Carnival Corp. (Panama)                                 500,000       24,990,000
Royal Caribbean Cruises Ltd. (Liberia)                  215,000        9,288,000
                                                                  --------------
                                                                      34,278,000
                                                                  --------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
RESTAURANT & LODGING--1.3%
Hilton Hotels Corp.                                     603,000   $   13,458,960
McDonald's Corp.                                        632,600       21,185,774
                                                                  --------------
                                                                      34,644,734
                                                                  --------------
RETAIL - GENERAL MERCHANDISE--3.5%
Lowe's Cos., Inc.                                       185,000       11,914,000
The Home Depot, Inc.                                  2,071,900       79,022,266
                                                                  --------------
                                                                      90,936,266
                                                                  --------------
                                                                     425,741,537
                                                                  --------------
ENERGY--10.0%
DOMESTIC PRODUCERS--1.3%
Noble Energy, Inc.                                      719,800       33,758,620
                                                                  --------------
INTERNATIONAL--4.5%
BP p.l.c. (ADR) (United Kingdom)                        335,000       23,734,750
Chevron Corp.                                           433,300       28,047,509
Exxon Mobil Corp.                                     1,040,400       66,107,016
                                                                  --------------
                                                                     117,889,275
                                                                  --------------
OIL SERVICE--2.3%
Baker Hughes, Inc.                                      342,400       20,434,432
Marathon Oil Corp.                                      160,100       11,035,693
Nabors Industries Ltd. (Bermuda) (a)                    396,300       28,466,229
                                                                  --------------
                                                                      59,936,354
                                                                  --------------
MISCELLANEOUS--1.9%
ConocoPhillips                                          695,100       48,594,441
                                                                  --------------
                                                                     260,178,690
                                                                  --------------
HEALTHCARE--8.6%
BIOTECHNOLOGY--0.1%
Applera Corp. - Applied Biosystems Group                 65,000        1,510,600
                                                                  --------------
DRUGS--1.8%
Eli Lilly & Co.                                         375,000       20,070,000
Forest Laboratories, Inc. (a)                           235,000        9,157,950
Pfizer, Inc.                                            750,000       18,727,500
                                                                  --------------
                                                                      47,955,450
                                                                  --------------
MEDICAL PRODUCTS--2.5%
Boston Scientific Corp. (a)                           2,250,000       52,582,500
Zimmer Holdings, Inc. (a)                               175,500       12,090,195
                                                                  --------------
                                                                      64,672,695
                                                                  --------------
MEDICAL SERVICES--4.2%
Health Management Associates, Inc. Cl. A              1,534,800       36,021,756
WellPoint Health Networks, Inc. (a)                     965,000       73,166,300
                                                                  --------------
                                                                     109,188,056
                                                                  --------------
                                                                     223,326,801
                                                                  --------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
CAPITAL GOODS--8.2%
ELECTRICAL EQUIPMENT--1.6%
Emerson Electric Co.                                    576,350   $   41,381,930
                                                                  --------------
MACHINERY--0.2%
Ingersoll-Rand Co. Cl. A (Bermuda)                      135,800        5,191,634
                                                                  --------------
MISCELLANEOUS--6.4%
General Electric Co.                                  3,150,000      106,060,500
Illinois Tool Works, Inc.                               115,000        9,467,950
United Technologies Corp.                             1,014,900       52,612,416
                                                                  --------------
                                                                     168,140,866
                                                                  --------------
                                                                     214,714,430
                                                                  --------------
CONSUMER STAPLES--8.2%
COSMETICS--1.6%
Avon Products, Inc.                                   1,514,000       40,878,000
                                                                  --------------
HOUSEHOLD PRODUCTS--2.3%
Colgate-Palmolive Co.                                   360,000       19,004,400
The Procter & Gamble Co.                                700,000       41,622,000
                                                                  --------------
                                                                      60,626,400
                                                                  --------------
TOBACCO--3.6%
Altria Group, Inc.                                      965,000       71,130,150
Loews Corp. - Carolina Group                            565,000       22,390,950
                                                                  --------------
                                                                      93,521,100
                                                                  --------------
MISCELLANEOUS--0.7%
Fortune Brands, Inc.                                    215,000       17,485,950
                                                                  --------------
                                                                     212,511,450
                                                                  --------------
TECHNOLOGY--7.5%
COMMUNICATION EQUIPMENT--1.1%
Juniper Networks, Inc. (a)                              449,000       10,681,710
QUALCOMM, Inc.                                          414,200       18,535,450
                                                                  --------------
                                                                      29,217,160
                                                                  --------------
COMPUTER SERVICES--1.2%
Fiserv, Inc. (a)                                        672,100       30,829,227
                                                                  --------------
SOFTWARE--5.2%
Microsoft Corp.                                       3,900,000      100,347,000
Oracle Corp. (a)                                      2,332,900       28,904,631
Symantec Corp. (a)                                      300,000        6,798,000
                                                                  --------------
                                                                     136,049,631
                                                                  --------------
                                                                     196,096,018
                                                                  --------------
UTILITIES--5.2%
ELECTRIC & GAS UTILITY--1.6%
FirstEnergy Corp.                                       440,000       22,932,800
Sempra Energy                                           372,800       17,543,968
                                                                  --------------
                                                                      40,476,768
                                                                  --------------

                                                      Shares or
                                                      Principal
                                                         Amount
Company                                                   (000)     U.S. $ Value
--------------------------------------------------------------------------------
TELEPHONE UTILITY--3.6%
BellSouth Corp.                                         800,000   $   21,040,000
SBC Communications, Inc.                              2,107,100       50,507,187
Verizon Communications, Inc.                            690,700       22,578,983
                                                                  --------------
                                                                      94,126,170
                                                                  --------------
                                                                     134,602,938
                                                                  --------------
BASIC INDUSTRY--4.0%
CHEMICALS--4.0%
Air Products and Chemicals, Inc.                      1,466,100       80,840,754
E.I. du Pont de Nemours & Co.                           450,000       17,626,500
Rohm and Haas Co.                                       158,500        6,519,105
                                                                  --------------
                                                                     104,986,359
                                                                  --------------
TRANSPORTATION--3.2%
AIR FREIGHT--1.3%
United Parcel Service, Inc. Cl. B                       496,800       34,343,784
                                                                  --------------
RAILROAD--1.9%
Union Pacific Corp.                                     675,000       48,397,500
                                                                  --------------
                                                                      82,741,284
                                                                  --------------
CONSUMER MANUFACTURING--1.3%
BUILDING & RELATED--1.3%
American Standard Cos., Inc.                            710,600       33,078,430
                                                                  --------------
Total Common Stocks
   (cost $2,345,047,988)                                           2,577,846,790
                                                                  --------------
SHORT-TERM INVESTMENT--0.1%
TIME DEPOSIT--0.1%
The Bank of New York
   2.75%, 10/03/05                                   $    1,916        1,916,000
   (cost $1,916,000)
                                                                  --------------
TOTAL INVESTMENTS--99.0%
   (cost $2,346,963,988)                                           2,579,762,790
                                                                  --------------
Other assets less liabilities--1.0%                                   25,999,092
                                                                  --------------
Net Assets--100%                                                  $2,605,761,882
                                                                  ==============

(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERSTEIN VARIABLE PRODUCTS SERIES FUND -
GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--97.2%
TECHNOLOGY--34.6%
COMMUNICATION EQUIPMENT--7.8%
Corning, Inc. (a)                                         105,600   $  2,041,248
Juniper Networks, Inc. (a)                                462,800     11,010,012
QUALCOMM, Inc.                                            197,000      8,815,750
                                                                    ------------
                                                                      21,867,010
                                                                    ------------
COMPUTER HARDWARE/ STORAGE--5.9%
Apple Computer, Inc. (a)                                  143,500      7,693,035
Dell, Inc. (a)                                            183,800      6,285,960
EMC Corp. (a)                                             212,400      2,748,456
                                                                    ------------
                                                                      16,727,451
                                                                    ------------
COMPUTER SERVICES--0.6%
Infosys Technologies Ltd. (ADR) (India)                    22,500      1,671,300
                                                                    ------------
INTERNET MEDIA--7.2%
Google, Inc. Cl.A (a)                                      34,900     11,044,454
Yahoo!, Inc. (a)                                          269,300      9,113,112
                                                                    ------------
                                                                      20,157,566
                                                                    ------------
SEMI - CONDUCTOR COMPONENTS--5.2%
Advanced Micro Devices, Inc. (a)                           82,600      2,081,520
Broadcom Corp. Cl.A (a)                                   115,600      5,422,796
Marvell Technology Group Ltd. (Bermuda) (a)               153,900      7,096,329
                                                                    ------------
                                                                      14,600,645
                                                                    ------------
SOFTWARE--5.7%
Comverse Technology, Inc. (a)                             105,000      2,758,350
NAVTEQ Corp. (a)                                           36,300      1,813,185
SAP AG (ADR) (Germany)                                     63,900      2,768,787
Symantec Corp. (a)                                        383,000      8,678,780
                                                                    ------------
                                                                      16,019,102
                                                                    ------------
MISCELLANEOUS--2.2%
Amphenol Corp. Cl.A                                       152,600      6,155,884
                                                                    ------------
                                                                      97,198,958
                                                                    ------------
HEALTHCARE--21.1%
BIOTECHNOLOGY--3.1%
Affymetrix, Inc. (a)                                       42,700      1,974,021
Amgen, Inc. (a)                                            18,000      1,434,060
Genentech, Inc. (a)                                        64,500      5,431,545
                                                                    ------------
                                                                       8,839,626
                                                                    ------------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
DRUGS--2.4%
Forest Laboratories, Inc. (a)                              64,300   $  2,505,771
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)        131,300      4,388,046
                                                                    ------------
                                                                       6,893,817
                                                                    ------------
MEDICAL PRODUCTS--10.4%
Alcon, Inc. (Switzerland)                                  43,000      5,498,840
St. Jude Medical, Inc. (a)                                179,200      8,386,560
Stryker Corp.                                             129,400      6,396,242
Zimmer Holdings, Inc. (a)                                 131,200      9,038,368
                                                                    ------------
                                                                      29,320,010
                                                                    ------------
MEDICAL SERVICES--5.2%
Caremark Rx, Inc. (a)                                      48,400      2,416,612
WellPoint Health Networks, Inc. (a)                       159,600     12,100,872
                                                                    ------------
                                                                      14,517,484
                                                                    ------------
                                                                      59,570,937
                                                                    ------------
FINANCE--15.8%
BROKERAGE & MONEY MANAGEMENT--9.7%
Legg Mason, Inc.                                          123,500     13,546,715
Merrill Lynch & Co., Inc.                                  46,400      2,846,640
The Charles Schwab Corp.                                  193,100      2,786,433
The Goldman Sachs Group, Inc.                              66,900      8,133,702
                                                                    ------------
                                                                      27,313,490
                                                                    ------------
INSURANCE--3.1%
American International Group, Inc.                        140,500      8,705,380
                                                                    ------------
MISCELLANEOUS--3.0%
Citigroup, Inc.                                           187,800      8,548,656
                                                                    ------------
                                                                      44,567,526
                                                                    ------------
CONSUMER SERVICES--11.8%
ADVERTISING--0.6%
Getty Images, Inc. (a)                                     19,500      1,677,780
                                                                    ------------
APPAREL--1.6%
Coach, Inc. (a)                                            86,100      2,700,096
Urban Outfitters, Inc. (a)                                 58,600      1,722,840
                                                                    ------------
                                                                       4,422,936
                                                                    ------------
BROADCASTING & CABLE--1.0%
XM Satellite Radio Holdings, Inc. Cl.A (a)                 79,800      2,865,618
                                                                    ------------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
RETAIL - GENERAL MERCHANDISE--5.4%
eBay, Inc. (a)                                            232,300   $  9,570,760
Lowe's Cos., Inc.                                          67,100      4,321,240
Williams-Sonoma, Inc. (a)                                  37,200      1,426,620
                                                                    ------------
                                                                      15,318,620
                                                                    ------------
MISCELLANEOUS--3.2%
Corporate Executive Board Co.                              16,600      1,294,468
Education Management Corp. (a)                             69,200      2,231,008
Iron Mountain, Inc. (a)                                    75,900      2,785,530
Strayer Education, Inc.                                    27,500      2,599,300
                                                                    ------------
                                                                       8,910,306
                                                                    ------------
                                                                      33,195,260
                                                                    ------------
CONSUMER MANUFACTURING--8.0%
BUILDING & RELATED--8.0%
Centex Corp.                                               79,600      5,140,568
D.R. Horton, Inc.                                          76,533      2,772,025
Lennar Corp. Cl.A                                          87,400      5,223,024
NVR, Inc.(a)                                                7,450      6,592,878
Pulte Homes, Inc.                                          63,200      2,712,544
                                                                    ------------
                                                                      22,441,039
                                                                    ------------
OIL AND GAS FIELD SERVICES--2.2%
ENERGY EQUIPMENT & SERVICE--2.2
Schlumberger Ltd.                                          74,700      6,303,186
                                                                    ------------
AEROSPACE & DEFENSE--1.3%
DEFENSE ELECTRONICS--1.3%
L-3 Communications Holdings, Inc.                          44,700      3,534,429
                                                                    ------------
MULTI-INDUSTRY COMPANIES--1.2%
Danaher Corp.                                              60,800      3,272,864
                                                                    ------------
CAPITAL GOODS--0.8%
MACHINERY--0.5%
Actuant Corp. CI.A                                         30,000      1,404,000
                                                                    ------------
MISCELLANEOUS--0.3%
IDEX Corp.                                                 16,800        714,840
                                                                    ------------
                                                                       2,118,840
                                                                    ------------
BASIC INDUSTRY--0.4%
CHEMICALS--0.4%
Hexcel Corp. (a)                                           66,200      1,210,798
                                                                    ------------
Total Common Stocks
   (cost $192,182,977)                                               273,413,837
                                                                    ------------

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT--0.1%
TIME DEPOSIT - 0.1%
The Bank of New York
   2.75%, 10/03/05
   (cost $261,000)                                       $    261   $    261,000
                                                                    ------------
TOTAL INVESTMENTS--97.3%
   (cost $192,443,977)                                               273,674,837
Other assets less liabilities--2.7%                                    7,452,746
                                                                    ------------
NET ASSETS--100%                                                    $281,127,583
                                                                    ============

(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERSTEIN VARIABLE PRODUCTS SERIES FUND -
INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS--96.0%
AUSTRALIA--2.0%
QBE Insurance Group Ltd.                                   32,541    $   463,875
Rinker Group Ltd.                                          73,547        934,280
                                                                     -----------
                                                                       1,398,155
                                                                     -----------
BERMUDA--2.3%
Nabors Industries Ltd. (a)                                 22,600      1,623,358
                                                                     -----------
BRAZIL--1.7%
Companhia Vale do Rio Doce (ADR)                            5,900        258,774
Petroleo Brasilerio, SA (ADR)                              15,400        981,750
                                                                     -----------
                                                                       1,240,524
                                                                     -----------
EGYPT--0.4%
Orascom Telecom Holding SAE (GDR)                           5,800        283,510
                                                                     -----------
FINLAND--0.8%
Nokia Corp.                                                36,000        606,697
                                                                     -----------
FRANCE--6.8%
Accor, SA                                                  13,065        661,526
BNP Paribas, SA                                             9,427        717,311
CapGemini, SA (a)                                           9,807        383,133
France Telecom, SA                                         26,028        748,787
Groupe Danone                                               3,013        326,292
Sanofi-Aventis, SA                                          8,773        726,550
Total, SA                                                   3,109        846,322
Vinci, SA                                                   5,473        471,510
                                                                     -----------
                                                                       4,881,431
                                                                     -----------
GERMANY--2.8%
Deutsche Telekom AG                                        37,369        680,983
Premiere AG (a)                                            15,386        431,467
SAP AG                                                      4,945        856,988
                                                                     -----------
                                                                       1,969,438
                                                                     -----------
GREECE--1.0%
EFG Eurobank Ergasias                                       8,710        270,632
Greek Organisation of Football Prognostics, SA             13,662        425,128
                                                                     -----------
                                                                         695,760
                                                                     -----------
HONG KONG--3.1%
China Shenhua Energy Co., Ltd. (a)                        606,500        711,474
Datang International Power Generation Co., Ltd.           794,800        611,254
Esprit Holdings Ltd.                                       50,000        373,929
Li & Fung Ltd.                                            216,000        500,313
                                                                     -----------
                                                                       2,196,970
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
INDIA--1.0%
Infosys Technologies Ltd. (ADR)                             6,500    $   482,820
Ranbaxy Laboratories Ltd. (GDR)                            18,144        202,736
                                                                     -----------
                                                                         685,556
                                                                     -----------
IRELAND--2.8%
Allied Irish Banks Plc                                     45,807        976,091
Anglo Irish Bank Corp. Plc                                 40,302        548,651
CRH Plc                                                    17,639        478,639
                                                                     -----------
                                                                       2,003,381
                                                                     -----------
ISRAEL--0.6%
Teva Pharmaceutical Industries Ltd. (ADR)                  12,100        404,382
                                                                     -----------
ITALY--3.1%
ENI S.p.A                                                  28,000        830,571
Fastweb (a)                                                 8,916        399,571
Luxottica Group SpA                                        28,718        715,005
Telecom Italia SpA                                         85,098        276,670
                                                                     -----------
                                                                       2,221,817
                                                                     -----------
JAPAN--16.4%
Aeon Credit Service Co., Ltd.                               4,800        350,038
Canon, Inc.                                                13,500        732,629
DAIICHI SANKYO Co., Ltd. (a)                               12,300        251,916
Denso Corp.                                                17,200        500,891
Don Quijote Co., Ltd.                                       4,700        302,201
Hitachi Chemical Co., Ltd.                                 22,800        476,966
Hitachi Construction Machinery Co., Ltd.                   32,200        619,003
HOYA Corp.                                                  3,500        116,746
HOYA Corp. (a) (b)                                         10,500        357,030
Keyence Corp.                                               1,800        454,682
Mitsubishi Corp.                                           40,900        809,315
Mitsubishi Tokyo Financial Group, Inc.                         92      1,204,547
Mitsui & Co., Ltd.                                         25,000        313,895
Nitto Denko Corp.                                           3,900        220,341
Nomura Holdings, Inc.                                      32,600        507,213
NTT DoCoMo, Inc.                                              208        372,502
OSG Corp.                                                  21,000        316,468
Sumitomo Electric Industries Ltd.                          48,800        660,747
Sumitomo Mitsui Financial Group, Inc.                         102        965,671
Takashimaya Co., Ltd.                                      30,000        383,153
Takeda Pharmaceutical Co., Ltd.                             8,100        484,923
Tokyo Electron Ltd.                                         4,100        219,585
Toyota Motor Corp.                                         24,600      1,135,114
                                                                     -----------
                                                                      11,755,576
                                                                     -----------
MEXICO--0.9%
America Movil, SA de CV (ADR)                              13,500        355,320
Grupo Televisa S.A. (ADR)                                   4,200        301,182
                                                                     -----------
                                                                         656,502
                                                                     -----------
NETHERLANDS--3.5%
ING Groep N.V.                                             17,541        522,867
Schlumberger Ltd.                                          23,800      2,008,243
                                                                     -----------
                                                                       2,531,110
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
NORWAY--3.0%
Norsk Hydro ASA                                             9,408    $ 1,047,658
Smedvig ASA                                                45,000      1,101,937
                                                                     -----------
                                                                       2,149,595
                                                                     -----------
RUSSIA--2.7%
MMC Norilsk Nickel (ADR)                                    9,350        741,923
LUKOIL (ADR)                                               16,206        935,897
Mobile TeleSystems (ADR)                                    5,700        231,876
                                                                     -----------
                                                                       1,909,696
                                                                     -----------
SOUTH AFRICA--1.0%
FirstRand Ltd.                                             63,991        170,696
Naspers Ltd.                                               34,227        558,454
                                                                     -----------
                                                                         729,150
                                                                     -----------
SOUTH KOREA--2.3%
GS Holdings Corp. (a)                                       5,110        130,220
Kookmin Bank (a)                                           13,940        825,654
LG Electronics, Inc.                                        5,350        360,208
LG.Philips LCD Co., Ltd. (a)                                3,000        124,514
LG.Philips LCD Co., Ltd. (ADR) (a)                         10,900        224,104
                                                                     -----------
                                                                       1,664,700
                                                                     -----------
SPAIN--3.7%
Altadis, SA                                                12,361        554,168
Banco Bilbao Vizcaya Argentaria, SA                        64,848      1,138,123
Telefonica, SA                                             57,998        951,632
                                                                     -----------
                                                                       2,643,923
                                                                     -----------
SWEDEN--1.8%
Atlas Copco AB                                             42,424        821,761
Telefonaktiebolaget LM Ericsson                           124,092        456,331
                                                                     -----------
                                                                       1,278,092
                                                                     -----------
SWITZERLAND--13.4%
Alcon, Inc.                                                 9,900      1,266,012
Compagnie Financiere Richemont AG                          10,715        425,697
Credit Suisse Group                                        30,694      1,361,876
Nestle, SA                                                  1,350        396,502
Nobel Biocare Holding AG                                    2,435        574,043
Novartis AG                                                25,563      1,300,117
Roche Holding AG                                           13,029      1,810,126
Swiss Re (a)                                                6,606        434,221
Synthes, Inc.                                               2,869        336,144
UBS AG                                                     19,851      1,692,013
                                                                     -----------
                                                                       9,596,751
                                                                     -----------
TAIWAN--1.4%
AU Optronics Corp.                                         75,210         97,910
Cathay Financial Holding Co., Ltd.                        194,000        362,597
Powerchip Semiconductor Corp.                             169,000         94,669
Taiwan Semiconductor
   Manufacturing Co., Ltd.
   Merrill Lynch International
   & Co. warrants, expiring 11/21/05 (a)                  182,000        362,180
United Microelectronics Corp.                             176,468        113,774

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
                                                                     $ 1,031,130
                                                                     -----------
TURKEY--0.8%
Turkcell Iletisim Hizmetleri AS (Turkcell) (ADR)           15,200        207,480
Turkiye Is Bankasi (Isbank)                                54,057        374,898
                                                                     -----------
                                                                         582,378
                                                                     -----------
UNITED KINGDOM--16.7%
02 Plc                                                     87,778        244,292
AstraZeneca Group Plc                                       6,995        326,801
BAE Systems Plc                                           190,367      1,155,098
BHP Billiton Plc                                           40,980        662,216
Carnival Plc                                                8,604        447,020
First Choice Holidays Plc                                  57,949        216,622
GlaxoSmithKline Plc                                         7,800        198,970
GUS Plc                                                    24,932        376,111
Man Group Plc                                              12,242        357,742
Next Plc                                                   14,442        355,313
Prudential Plc                                             60,583        550,608
Punch Taverns Plc                                          47,509        671,748
SABMiller Plc                                              36,089        702,216
Smith & Nephew Plc                                         38,618        324,466
Smiths Group Plc                                           49,552        838,716
Standard Chartered Plc                                     46,087        995,627
Tesco Plc                                                 136,610        746,686
Vodafone Group Plc                                        779,456      2,027,900
WPP Group Plc                                              73,900        753,656
                                                                     -----------
                                                                      11,951,808
                                                                     -----------
Total Common Stocks & Other Investments
   (cost $54,205,272)                                                 68,691,390
                                                                     -----------
SHORT-TERM INVESTMENT--2.0%
TIME DEPOSIT--2.1%
The Bank of New York
   2.75%, 10/03/05
   (cost $1,473,000)                                     $  1,473      1,473,000
                                                                     -----------
TOTAL INVESTMENTS--98.0%
   (cost $55,678,272)                                                 70,164,390
Other assets less liabilities--2.0%                                    1,421,718
                                                                     -----------
NET ASSETS--100%                                                     $71,586,108
                                                                     ===========

SECTOR DIVERSIFICATION
September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

SECTOR                                      U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Finance                                      $14,790,951             20.7%
Comsumer Services                             10,328,728             14.4
Energy                                         9,505,955             13.3
Healthcare                                     8,207,187             11.5
Technology                                     5,872,715              8.2
Consumer Manufacturing                         3,880,643              5.4
Consumer Staples                               3,397,612              4.7
Utilities                                      3,269,326              4.6
Capital Goods                                  3,258,477              4.6
Basic Industry                                 2,851,352              4.0
Multi Industry Companies                       2,173,346              3.0
Aerospace & Defense                            1,155,098              1.6
                                             -----------            -----
Total Investments*                            68,691,390             96.0
Cash and receivables, net of liabilities       2,894,718              4.0
                                             -----------            -----
Net Assets                                   $71,586,108            100.0%
                                             -----------            -----

*Excludes short-term investments.

(a)  Non-income producing security.

(b)  When issued security.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                 Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS--99.8%
TECHNOLOGY--35.2%
COMMUNICATION EQUIPMENT--8.9%
Corning, Inc. (a)                                    1,200,900   $   23,213,397
Juniper Networks, Inc. (a)                           1,478,500       35,173,515
QUALCOMM, Inc.                                       1,014,200       45,385,450
                                                                 --------------
                                                                    103,772,362
                                                                 --------------
COMPUTER HARDWARE/STORAGE--9.1%
Apple Computer, Inc. (a)                             1,009,300       54,108,573
Dell, Inc. (a)                                       1,147,100       39,230,820
EMC Corp. (a)                                        1,015,800       13,144,452
                                                                 --------------
                                                                    106,483,845
                                                                 --------------
COMPUTER PERIPHERALS--1.0%
Network Appliance, Inc. (a)                            475,400       11,285,996
INTERNET MEDIA--9.1%
Google, Inc. Cl.A (a)                                  181,410       57,409,009
Yahoo!, Inc. (a)                                     1,427,300       48,299,832
                                                                 --------------
                                                                    105,708,841
                                                                 --------------
SEMI-CONDUCTOR COMPONENTS--7.1%
Altera Corp. (a)                                       472,000        9,019,920
Broadcom Corp. Cl.A (a)                                734,600       34,460,086
Marvell Technology Group Ltd. (Bermuda) (a)            746,900       34,439,559
Texas Instruments, Inc.                                125,600        4,257,840
                                                                 --------------
                                                                     82,177,405
                                                                 --------------
                                                                    409,428,449
                                                                 --------------
HEALTHCARE--22.5%
BIOTECHNOLOGY--5.9%
Affymetrix, Inc. (a)                                   193,700        8,954,751
Amgen, Inc. (a)                                        150,100       11,958,467
Genentech, Inc. (a)                                    518,600       43,671,306
Gilead Sciences, Inc. (a)                               80,600        3,930,056
                                                                 --------------
                                                                     68,514,580
                                                                 --------------
DRUGS--3.1%
Eli Lilly & Co.                                        125,600        6,722,112
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)     864,000       28,874,880
                                                                 --------------
                                                                     35,596,992
                                                                 --------------
MEDICAL PRODUCTS--7.4%
Alcon, Inc. (Switzerland)                              223,700       28,606,756
St. Jude Medical, Inc. (a)                             802,985    37,579,698.00
Zimmer Holdings, Inc. (a)                              290,100       19,984,989
                                                                 --------------
                                                                     86,171,443
                                                                 --------------

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
MEDICAL SERVICES--6.1%
Caremark Rx, Inc. (a)                                   43,200   $    2,156,976
UnitedHealth Group, Inc.                               517,900       29,105,980
WellPoint, Inc. (a)                                    522,300       39,600,786
                                                                 --------------
                                                                     70,863,742
                                                                 --------------
                                                                    261,146,757
                                                                 --------------
CONSUMER SERVICES--16.9%
ADVERTISING--0.7%
Getty Images, Inc. (a)                                  59,200        5,093,568
Lamar Advertising Co. (a)                               79,000        3,583,440
                                                                 --------------
                                                                      8,677,008
                                                                 --------------
BROADCASTING & CABLE--1.4%
The E.W. Scripps Co. Cl. A                             336,200       16,799,914
                                                                 --------------
ENTERTAINMENT & LEISURE--1.0%
Carnival Corp. (Panama)                                228,800       11,435,424
                                                                 --------------
RESTAURANT & LODGING--0.8%
Hilton Hotels Corp.                                    197,600        4,410,432
Outback Steakhouse, Inc.                               135,300        4,951,980
                                                                 --------------
                                                                      9,362,412
                                                                 --------------
RETAIL - GENERAL MERCHANDISE--10.4%
Best Buy Co., Inc. (a)                                 127,700        5,558,781
eBay, Inc. (a)                                       1,055,800       43,498,960
Lowe's Cos., Inc.                                      556,600       35,845,040
Target Corp.                                           694,200       36,049,806
                                                                 --------------
                                                                    120,952,587
                                                                 --------------
MISCELLANEOUS--2.6%
Electronic Arts, Inc. (a)                              522,500       29,725,025
                                                                 --------------
                                                                    196,952,370
                                                                 --------------
FINANCE--9.2%
BANKING - REGIONAL--0.3%
Northern Trust Corp.                                    73,600        3,720,480
                                                                 --------------
BROKERAGE & MONEY MANAGEMENT--4.1%
Franklin Resources, Inc.                               164,900       13,845,004
Legg Mason, Inc.                                        59,600        6,537,524
Merrill Lynch & Co., Inc.                               59,100        3,625,785
The Goldman Sachs Group, Inc.                          192,900       23,452,782
                                                                 --------------
                                                                     47,461,095
                                                                 --------------
INSURANCE--4.8%
AFLAC, Inc.                                            192,400        8,715,720
American International Group, Inc.                     501,992       31,103,424
The Progressive Corp.                                  152,500       15,977,425
                                                                 --------------
                                                                     55,796,569
                                                                 --------------
                                                                    106,978,144
                                                                 --------------

                                                     Shares or
                                                     Principal
                                                        Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
ENERGY--5.8%
OIL SERVICE--5.8%
Halliburton Co.                                        514,400   $   35,246,688
Nabors Industries Ltd. (Bermuda) (a)                   441,900       31,741,677
                                                                 --------------
                                                                     66,988,365
                                                                 --------------
CONSUMER STAPLES--3.8%
HOUSEHOLD PRODUCTS--3.0%
The Procter & Gamble Co.                               587,100       34,908,966
                                                                 --------------
RETAIL - FOOD & DRUG--0.8%
Walgreen Co.                                            50,500        2,194,225
Whole Foods Market, Inc.                                56,800        7,636,760
                                                                 --------------
                                                                      9,830,985
                                                                 --------------
                                                                     44,739,951
                                                                 --------------
CAPITAL GOODS--3.2%
MISCELLANEOUS--3.2%
General Electric Co.                                 1,104,600    37,191,882.00
                                                                 --------------
CONSUMER MANUFACTURING--2.1%
BUILDING & RELATED--2.1%
Pulte Homes, Inc.                                      555,800       23,854,936
                                                                 --------------
AEROSPACE AND DEFENSE--0.9%
AEROSPACE--0.9%
Boeing Co.                                             155,800       10,586,610
                                                                 --------------
MULTI-INDUSTRY COMPANIES--0.2%
Textron, Inc. --0.2%                                    28,000        2,008,160
                                                                 --------------
Total Common Stocks
   (cost $862,579,137)                                            1,159,875,624
                                                                 --------------
SHORT-TERM INVESTMENT--0.5%
TIME DEPOSIT--0.5%
The Bank of New York
   2.75% 10/03/05
   (cost $5,968,000)                                $    5,968        5,968,000
                                                                 --------------
TOTAL INVESTMENTS--100.3%
   (cost $868,547,137)                                            1,165,843,624
                                                                 --------------
Other assets less liabilities--(0.3%)                                (3,071,148)
                                                                 --------------
NET ASSETS--100%                                                 $1,162,772,476
                                                                 ==============

(a)  Non-income producing security.

     Glossary of Terms:

     ADR - American Depositary Receipt

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND-
SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS--97.8%
CONSUMER SERVICES--23.8%
ADVERTISING--2.4%
Administaff, Inc.                                         12,400    $   492,776
Digitas, Inc. (a)                                        108,500      1,232,560
                                                                    -----------
                                                                      1,725,336
                                                                    -----------
APPAREL--1.5%
Carter's, Inc. (a)                                        18,900      1,073,520
                                                                    -----------
BROADCASTING & Cable--1.1%
Entravision Communications Corp. Cl.A (a)                 99,500        783,065
                                                                    -----------
ENTERTAINMENT/LEISURE--2.3%
Guitar Center, Inc. (a)                                    3,600        198,756
Sunterra Corp. (a)                                        55,000        722,150
THQ, Inc. (a)                                             33,550        715,286
                                                                    -----------
                                                                      1,636,192
                                                                    -----------
PRINTING & PUBLISHING--0.5%
VistaPrint Ltd. (a)                                       24,100        363,910
                                                                    -----------
RETAIL - GENERAL MERCHANDISE--1.6%
Coldwater Creek, Inc. (a)                                  3,800         95,836
Dick's Sporting Goods, Inc. (a)                           11,210        337,533
MarineMax, Inc. (a)                                       26,900        685,681
                                                                    -----------
                                                                      1,119,050
                                                                    -----------
MISCELLANEOUS--14.4%
Bright Horizons Family Solutions, Inc. (a)                23,300        894,720
CRA International, Inc. (a)                               10,800        450,252
Dycom Industries, Inc. (a)                                15,800        319,476
Huron Consulting Group, Inc. (a)                          27,147        728,083
Insight Enterprises, Inc. (a)                             50,400        937,440
Laureate Education, Inc. (a)                              22,020      1,078,319
Life Time Fitness, Inc. (a)                               33,200      1,100,248
MSC Industrial Direct Co., Inc. Cl.A                      23,500        779,495
Nautilus, Inc.                                            29,000        640,030
Nutri/System, Inc. (a)                                    26,100        653,022
Resources Connection, Inc. (a)                            46,700      1,383,721
Strayer Education, Inc.                                    8,900        841,228
ZipRealty, Inc. (a)                                       41,800        532,532
                                                                    -----------
                                                                     10,338,566
                                                                    -----------
                                                                     17,039,639
                                                                    -----------

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
TECHNOLOGY--23.5%
COMPUTER HARDWARE/STORAGE--1.2%
Avocent Corp. (a)                                         26,200    $   828,968
                                                                    -----------
COMPUTER SERVICES--4.7%
Alliance Data Systems Corp. (a)                           10,900        426,735
Anteon International Corp. (a)                            15,500        662,780
Euronet Worldwide, Inc. (a)                               36,900      1,091,871
Global Cash Access, Inc. (a)                              38,800        547,080
Kanbay International, Inc. (a)                            19,347        363,724
Sapient Corp. (a)                                         45,100        281,875
                                                                    -----------
                                                                      3,374,065
                                                                    -----------
SEMI-CONDUCTOR CAPITAL EQUIPMENT--0.6%
FormFactor, Inc. (a)                                      17,900        408,478
                                                                    -----------
SEMI-CONDUCTOR COMPONENTS--7.9%
Advanced Analogic Technologies, Inc. (a)                  61,800        691,542
ATMI, Inc. (a)                                            22,300        691,300
Entegris, Inc. (a)                                        63,600        718,680
Intergrated Device Technologies, Inc. (a)                 71,200        764,688
Microsemi Corp. (a)                                       54,500      1,391,930
ON Semiconductor Corp. (a)                               138,500        716,045
Sirf Technology Holdings, Inc. (a)                        22,100        665,873
                                                                    -----------
                                                                      5,640,058
                                                                    -----------
SOFTWARE--6.0%
Audible, Inc. (a)                                         46,100        566,569
Bottomline Technologies, Inc. (a)                         32,400        488,916
Informatica Corp. (a)                                    127,400      1,531,348
Quest Software, Inc. (a)                                  74,900      1,128,743
VeriFone Holdings, Inc. (a)                               31,900        641,509
                                                                    -----------
                                                                      4,357,085
                                                                    -----------
MISCELLANEOUS--3.1%
Exar Corp. (a)                                            29,100        407,982
Micros Systems, Inc. (a)                                  25,900      1,133,125
Wind River Systems, Inc. (a)                              54,500        704,685
                                                                    -----------
                                                                      2,245,792
                                                                    -----------
                                                                     16,854,446
                                                                    -----------
HEALTHCARE--18.5%
BIOTECHNOLOGY--6.8%
Abgenix, Inc. (a)                                         21,000        266,280
Coley Pharmaceutical Group, Inc. (a)                      10,300        187,460
CV Therapeutics, Inc. (a)                                  8,000        214,000
Meridian Bioscience, Inc.                                 12,800        264,960
Momenta Pharmaceuticals, Inc. (a)                          8,100        220,725
Nektar Therapeutics (a)                                   12,500        211,875
Neopharm, Inc. (a)                                        55,000        682,000
Protein Design Labs, Inc. (a)                             41,300      1,156,400
Rigel Pharmaceuticals, Inc. (a)                           10,300        244,831
Senomyx, Inc (a)                                          14,000        238,420
Serologicals Corp. (a)                                    29,150        657,624
Telik, Inc. (a)                                           22,700        371,372
Zymogenetics, Inc. (a)                                    10,200        168,300
                                                                    -----------
                                                                      4,884,247
                                                                    -----------

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
MEDICAL PRODUCTS--5.2%
Abaxis, Inc. (a)                                          37,900    $   494,595
Animas Corp. (a)                                          34,300        538,510
ArthroCare Corp. (a)                                      14,700        591,234
Biosite, Inc. (a)                                          9,400        581,484
OraSure Technologies, Inc. (a)                            53,900        508,277
Renovis, Inc. (a)                                         15,900        215,127
Ventana Medical Systems, Inc. (a)                         14,200        540,594
Vnus Medical Technologies (a)                             26,100        271,962
                                                                    -----------
                                                                      3,741,783
                                                                    -----------
MEDICAL SERVICES--5.7%
Amedisys, Inc. (a)                                        11,700        456,300
SFBC International, Inc. (a)                              21,700        963,263
Stericycle, Inc. (a)                                      13,490        770,954
United Surgical Partners International, Inc. (a)          19,600        766,556
WebMD Health Corp. (a)                                     3,200         78,877
WellCare Health Plans, Inc. (a)                           28,769      1,065,891
                                                                    -----------
                                                                      4,101,841
                                                                    -----------
MISCELLANEOUS--0.8%
IRIS International, Inc. (a)                              31,900        588,236
                                                                    -----------
                                                                     13,316,107
                                                                    -----------
ENERGY--13.2%
OIL SERVICE--12.0%
Bill Barrett Corp. (a)                                    20,400        751,128
Cimarex Energy Co. (a)                                     5,900        267,447
Core Laboratories NV (a)                                  28,884        931,798
Dril-Quip, Inc. (a)                                       14,800        710,400
FMC Technologies, Inc. (a)                                23,700        998,007
Helmerich & Payne, Inc.                                   15,800        954,162
Range Resources Corp.                                     27,800      1,073,358
Spinnaker Exploration Co. (a)                             16,900      1,093,261
Superior Well Services, Inc. (a)                          13,700        316,470
W-H Energy Services, Inc. (a)                             30,100        975,842
Whiting Petroleum Corp. (a)                               12,300        539,232
                                                                    -----------
                                                                      8,611,105
                                                                    -----------
PIPELINES--1.2%
Hydril Co. (a)                                            12,600        864,864
                                                                    -----------
                                                                      9,475,969
                                                                    -----------
CAPITAL GOODS--6.4%
ELECTRICAL EQUIPMENT--1.7%
Engineered Support Systems, Inc.                          13,287        545,298
Essex Corp. (a)                                           32,700        708,609
                                                                    -----------
                                                                      1,253,907
                                                                    -----------
MACHINERY--2.4%
Actuant Corp. Cl.A                                        16,500        772,200
Commercial Vehicle Group, Inc. (a)                        14,600        305,724
Oskosh Truck Corp.                                        15,500        668,980
                                                                    -----------
                                                                      1,746,904
                                                                    -----------

Company                                                   Shares   U.S. $ Value
-------------------------------------------------------------------------------
MISCELLANEOUS--2.3%
IDEX Corp.                                                20,900    $   889,295
Simpson Manufacturing Co., Inc.                           19,600        767,144
                                                                    -----------
                                                                      1,656,439
                                                                    -----------
                                                                      4,657,250
                                                                    -----------
FINANCE--5.6%
BANKING - MONEY CENTER--0.6%
Community Bancorp (a)                                     13,000        428,870
                                                                    -----------
BROKERAGE & MONEY MANAGEMENT--3.1%
Affiliated Managers Group, Inc. (a)                        9,800        709,716
Greenhill & Co., Inc.                                     22,200        925,518
OptionsXpress Holdings, Inc.                              29,900        569,296
                                                                    -----------
                                                                      2,204,530
                                                                    -----------
INSURANCE--0.6%
Primus Guaranty Ltd. (Bermuda)(a)                         42,430        461,638
                                                                    -----------
MISCELLANEOUS--1.3%
Morningstar, Inc. (a)                                     29,900        956,800
                                                                    -----------
                                                                      4,051,838
                                                                    -----------
BASIC INDUSTRY--3.1%
CHEMICALS--1.7%
Georgia Gulf Corp.                                         4,100         98,728
Hexcel Corp. (a)                                          59,900      1,095,571
                                                                    -----------
                                                                      1,194,299
                                                                    -----------
MINING & METALS--1.4%
Allegheny Technologies, Inc.                              31,660        980,827
                                                                    -----------
                                                                      2,175,126
                                                                    -----------
TRANSPORTATION--2.9%
AIR FREIGHT--1.4%
UTI Worldwide, Inc. (U.S. Virgin Islands)                 13,100      1,017,870
                                                                    -----------
SHIPPING--1.1%
Kirby Corp. (a)                                           15,200        751,336
                                                                    -----------
TRUCKING--0.4%
Werner Enterprises, Inc.                                  16,975        293,498
                                                                    -----------
                                                                      2,062,704
                                                                    -----------
MULTI-INDUSTRY COMPANIES--0.8%
Chemed Corp.                                              12,900        559,086
LKQ Corp. (a)                                              1,100         33,220
                                                                    -----------
                                                                        592,306
                                                                    -----------

                                                       Principal
                                                          Amount
Company                                                    (000)   U.S. $ Value
-------------------------------------------------------------------------------
Total Common Stocks
   (cost $54,932,922)                                               $70,225,385
                                                                    -----------
SHORT TERM INVESTMENT
TIME DEPOSIT--2.5%
The Bank of New York
   2.75%, 10/03/05
   (cost $1,819,000)                                    $  1,819      1,819,000
                                                                    -----------
TOTAL Investments--100.3%
   (cost $56,751,922)                                                72,044,385
Other assets less liabilities--(0.3%)                                  (258,846)
                                                                    -----------
NET ASSETS--100%                                                    $71,785,539
                                                                    ===========

(a)  Non-income producing security.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
GLOBAL TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER INVESTMENTS--97.4%
TECHNOLOGY--83.4%
Communication Equipment--14.6%
Corning, Inc. (a)                                         127,200   $  2,458,776
Telefonaktiebolaget LM Ericsson                           690,290      2,538,443
Juniper Networks, Inc. (a)                                366,250      8,713,088
Motorola, Inc.                                            181,300      4,004,917
QUALCOMM, Inc.                                            315,500     14,118,625
Scientific-Atlanta, Inc.                                   32,600      1,222,826
ZTE Corp. (People's Republic of China)                    612,400      1,996,904
                                                                    ------------
                                                                      35,053,579
                                                                    ------------
COMPUTER HARDWARE/STORAGE/PERIPHERALS--10.7%
Apple Computer, Inc. (a)                                  113,900      6,106,179
Dell, Inc. (a)                                            204,050      6,978,510
EMC Corp. (a)                                             704,563      9,117,045
International Business Machines Corp. (IBM)                44,500      3,569,790
                                                                    ------------
                                                                      25,771,524
                                                                    ------------
COMPUTER SERVICES--6.5%
Alliance Data Systems Corp. (a)                            60,900      2,384,235
Cap Gemini SA (a)                                          50,788      1,984,149
Fiserv, Inc. (a)                                           87,525      4,014,772
Infosys Technologies Ltd. (ADR) (India)                    95,800      7,116,024
                                                                    ------------
                                                                      15,499,180
                                                                    ------------
CONTRACT MANUFACTURING--0.7%
Hon Hai (Salomon Smith Barney) warrants expiring
   1/17/07 (Taiwan) (a)                                   357,834      1,665,896
                                                                    ------------
ELECTRONIC COMPONENTS--1.2%
AU Optronics Corp. (ADR) (Taiwan)                          59,209        767,349
LG. Philips LCD Co., Ltd. (ADR) (South Korea) (a)         102,200      2,101,232
                                                                    ------------
                                                                       2,868,581
                                                                    ------------
INTERNET--8.7%
Fastweb (Italy) (a)                                        37,215      1,667,791
Google, Inc. Cl.A (a)                                      38,500     12,183,710
Yahoo!, Inc. (a)                                          208,100      7,042,104
                                                                    ------------
                                                                      20,893,605
                                                                    ------------
SEMI-CONDUCTOR CAPITAL EQUIPMENT--2.4%
Applied Materials, Inc.                                   197,200      3,344,512
KLA-Tencor Corp.                                           48,400      2,359,984
                                                                    ------------
                                                                       5,704,496
                                                                    ------------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
SEMI-CONDUCTOR COMPONENTS--16.7%
Broadcom Corp. Cl.A (a)                                   189,200   $  8,875,372
Intel Corp.                                               269,500      6,643,175
Marvell Technology Group Ltd. (Bermuda) (a)               172,900      7,972,419
Samsung Electronics Co., Ltd. (GDR) (South Korea) (b) 13,947 3,937,032 Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)
   (Taiwan)                                               562,937      4,627,342
Texas Instruments, Inc.                                   230,000      7,797,000
United Microelectronics Corp. (ADR) (Taiwan)               82,052        295,387
                                                                    ------------
                                                                      40,147,727
                                                                    ------------
SOFTWARE--16.3%
Amdocs Ltd. (Israel) (a)                                   19,200        532,416
Autodesk, Inc. (a)                                         27,800      1,291,032
Citrix Systems, Inc. (a)                                   48,800      1,226,832
McAfee, Inc. (a)                                           86,400      2,714,688
Microsoft Corp.                                           673,500     17,329,155
NAVTEQ Corp. (a)                                           37,600      1,878,120
Oracle Corp. (a)                                          580,350      7,190,537
SAP AG (ADR) (Germany)                                    163,350      7,077,956
                                                                    ------------
                                                                      39,240,736
                                                                    ------------
MISCELLANEOUS--5.6%
Canon, Inc. (Japan)                                        93,400      5,068,707
HOYA Corp. (Japan)                                         61,100      2,038,048
Hoya Corp. (a) (c)                                        183,300      6,232,717
                                                                    ------------
                                                                      13,339,472
                                                                    ------------
                                                                     200,184,796
                                                                    ------------
CONSUMER SERVICES--9.4%
BROADCASTING & CABLE--2.4%
Time Warner, Inc.                                         197,000      3,567,670
XM Satellite Radio Holdings, Inc. (a)                      58,600      2,104,326
                                                                    ------------
                                                                       5,671,996
                                                                    ------------
CELLULAR COMMUNICATIONS--5.5%
02 PLC (United Kingdom)                                   633,505      1,763,088
America Movil, S.A. de C.V. Series L (ADR) (Mexico)       293,500      7,724,920
Vodafone Group Plc (ADR) (United Kingdom)               1,441,076      3,749,230
                                                                    ------------
                                                                      13,237,238
                                                                    ------------
RETAIL - GENERAL MERCHANDISE--1.1%
eBay, Inc. (a)                                             64,000      2,636,800
                                                                    ------------
TELECOMMUNICATION SERVICES--0.4%
InPhonic, Inc. (a)                                         61,200        841,500
                                                                    ------------
                                                                      22,387,534
                                                                    ------------
UTILITIES--3.0%
TELEPHONE UTILITY--3.0%
China Telecom Corp., Ltd. (People's Republic of
   China)                                               3,514,000      1,323,600
Sprint Corp.                                              247,939      5,895,990
                                                                    ------------
                                                                       7,219,590
                                                                    ------------

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
CAPITAL GOODS--1.6%
ELECTRICAL EQUIPMENT--0.7%
Sumitomo Electric Industries Ltd. (Japan)                 117,300   $  1,588,230
                                                                    ------------
MISCELLANEOUS--0.9%
NITTO DENKO Corp. (Japan)                                  39,900      2,254,258
                                                                    ------------
                                                                       3,842,488
                                                                    ------------
Total Common Stocks & Other Investments
   (cost $191,876,245)                                               233,634,408
                                                                    ------------
SHORT-TERM INVESTMENT--0.9%
TIME DEPOSIT--0.9%
The Bank of New York
   2.75%, 10/03/2005
   (cost $2,047,000)                                   $    2,047      2,047,000
                                                                    ------------
TOTAL INVESTMENTS--98.3%
   (cost $193,923,245)                                               235,681,408
Other assets less liabilities--1.7%                                    4,240,474
                                                                    ------------
NET ASSETS--100%                                                    $239,921,882
                                                                    ============

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of this security amounted to $3,937,032 or 1.6% of net assets.

(c)  When Issued Security.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSEIN VARIABLE PRODUCTS SERIES FUND -
WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS--97.9%
AUSTRALIA--1.6%
CSL Ltd.                                                   31,027    $   909,087
Telestra Corp., Ltd.                                       84,390        260,723
                                                                     -----------
                                                                       1,169,810
                                                                     -----------
AUSTRIA--0.7%
Erste Bank der Oesterreichischen Sparkassen AG              9,735        521,148
                                                                     -----------
BRAZIL--6.2%
All America Latina Logistica, SA (GDR) (a)                  5,900        235,028
Cia Siderurgica Nacional, SA (ADR)                          8,200        190,404
Companhia Vale do Rio Doce (ADR)                           31,300      1,312,923
Itausa-Investimentos Itau, SA pfd.(b)                     421,732      1,202,679
Petroleo Brasilerio, SA (ADR)                              21,500      1,370,626
Telesp Celular Participacoes, SA (ADR)(b)                  64,700        252,977
                                                                     -----------
                                                                       4,564,637
                                                                     -----------
CHILE--0.1%
Enersis, SA (ADR)                                           6,000         68,640
                                                                     -----------
EGYPT--0.8%
Egyptian Co. for Mobile Services                           11,918        420,461
Orascom Telecom Holding SAE (GDR)                           3,557        173,870
                                                                     -----------
                                                                         594,331
                                                                     -----------
FINLAND--2.3%
Fortum Oyj                                                 27,791        557,791
Sampo Oyj                                                  32,393        514,146
TietoEnator Oyj                                            17,650        594,307
                                                                     -----------
                                                                       1,666,244
                                                                     -----------
FRANCE--10.4%
Accor, SA                                                  15,322        775,806
BNP Paribas, SA                                            12,171        926,105
France Telecom SA                                          35,500      1,021,282
Gaz de France                                               6,826        228,231
Pernod-Ricard, SA                                           2,293        404,377
Sanofi-Aventis                                             10,866        899,886
Societe des Autoroutes Paris-Rhin-Rhone                     3,611        242,926
Total, SA                                                   4,827      1,313,989
Veolia Environnement                                       27,393      1,158,110
Vinci, SA                                                   7,957        685,512
                                                                     -----------
                                                                       7,656,224
                                                                     -----------
GERMANY--3.9%
Deutsche Postbank AG                                        5,905        322,964
Deutsche Telekom AG                                        19,836        361,475
Fraport AG                                                 14,790        760,646
Premiere AG(b)                                             21,765        610,352
Rhon-Klinikum AG                                            8,672        329,276
SAP AG                                                      2,927        507,261
                                                                     -----------
                                                                       2,891,974
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
GREECE--1.4%
Greek Organization of Football Prognostics                 26,791    $   833,670
Public Power Corp.                                         10,617        233,698
                                                                     -----------
                                                                       1,067,368
                                                                     -----------
HONG KONG--0.8%
Yue Yuen Industrial Holdings                              201,500        553,275
                                                                     -----------
HUNGARY--1.1%
OTP Bank Rt.                                               20,054        788,466
                                                                     -----------
INDIA--2.4%
Icici Bank Ltd.                                            23,433        321,693
Industrial Development Bank of India                      208,280        585,898
Oil & Natural Gas, Corp.                                   13,265        320,165
Tata Motors Ltd.                                           42,962        523,739
                                                                     -----------
                                                                       1,751,495
                                                                     -----------
INDONESIA--0.5%
Telekomunikasi Indonesia                                  668,000        347,828
                                                                     -----------
ISRAEL--1.1%
Bank Hapoalim Ltd.                                        209,200        813,815
                                                                     -----------
ITALY--3.2%
Eni S.p.A                                                  42,092      1,248,584
Fastweb (b)                                                10,165        455,545
Luxottica Group SpA                                        16,757        417,207
Terna SpA                                                  97,885        252,637
                                                                     -----------
                                                                       2,373,973
                                                                     -----------
JAPAN--11.7%
Daiichi Sankyo Co., Ltd.                                   25,100        514,072
East Japan Railway Co.                                        184      1,051,963
Electric Power Development Co., Ltd.                       15,700        524,312
Japan Airlines System Corp.                                74,000        196,396
Japan Tobacco, Inc.                                            70      1,105,310
Mitsubishi Tokyo Financial Group, Inc.                        160      2,094,865
Namco Bandai Holdings, Inc.                                26,150        435,373
Nomura Holdings, Inc.                                      84,000      1,306,931
NTT DoCoMo, Inc.                                              321        574,870
NTT Urban Development Corp.                                    49        251,705
Toyota Motor Corp.                                         12,300        567,557
                                                                     -----------
                                                                       8,623,354
                                                                     -----------
LUXEMBOURG--1.1%
SES Global                                                 50,260        785,498
                                                                     -----------
MALAYSIA--0.6%
Telekom Malaysia Berhad                                   164,500        454,425
                                                                     -----------
MEXICO--3.7%
America Movil, SA de CV Series L (ADR)                     59,700      1,571,304
Grupo Financiero Banorte SA de CV Cl.B                     27,000        241,261
Grupo Televisa, SA (ADR)                                    7,000        501,970
Urbi, Desarrollos Urbanos, SA de C.V. (b)                  56,200        417,960
                                                                     -----------
                                                                       2,732,495
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
NETHERLANDS--1.8%
ING Groep NV                                               45,341    $ 1,351,538
                                                                     -----------
NORWAY--1.9%
DNB NOR ASA                                                42,500        438,124
Norsk Hydro ASA                                             8,632        961,244
                                                                     -----------
                                                                       1,399,368
                                                                     -----------
PEOPLES REPUBLIC OF CHINA--2.7%
China Petroleum and Chemical Corp. (Sinopec)            1,114,000        508,170
China Shenhua Energy Co., Ltd. (b)                        772,000        905,618
China Telecommunication Corp.                           1,606,000        604,924
                                                                     -----------
                                                                       2,018,712
                                                                     -----------
PERU--0.2%
Explosivios, SA Cl.C (c)                                  302,906        152,223
                                                                     -----------
POLAND--0.6%
Polski Koncern Naftowy Orlen, SA                           21,900        448,467
                                                                     -----------
RUSSIA--4.1%
AFK Sistema (GDR) (a)(b)                                   16,374        401,163
AO VimpelCom (ADR) (b)                                     15,300        679,932
JSC MMC Norilsk Nickel (ADR)                                4,981        395,242
Lukoil Holdings (ADR)                                       8,648        499,422
Mechel Steel Group OAO (ADR)                               11,500        419,520
Mobile Telesystems (ADR)                                    5,500        223,740
Uralsvyazinform (ADR)                                      47,100        370,206
                                                                     -----------
                                                                       2,989,225
                                                                     -----------
SINGAPORE--0.8%
DBS Group Holdings Ltd.                                    31,172        291,742
Singapore Airlines Ltd.                                    39,000        267,798
                                                                     -----------
                                                                         559,540
                                                                     -----------
SOUTH AFRICA--3.3%
Anglogold Ashanti Ltd. (ADR)                               11,803        500,919
FirstRand Ltd.                                            273,021        728,285
MTN Group Ltd.                                             82,412        682,976
Naspers Ltd.                                               33,929        553,592
                                                                     -----------
                                                                       2,465,772
                                                                     -----------
SOUTH KOREA--3.8%
Kookmin Bank (b)                                           15,570        922,198
Kookmin Bank (ADR)                                         16,735        991,549
KT Freetel Co., Ltd.                                       12,630        317,064
LG Electronics, Inc.                                        4,620        311,058
LG. Philips LCD Co., Ltd. (ADR) (b)                        13,900        285,784
                                                                     -----------
                                                                       2,827,653
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
SPAIN--4.8%
Altadis, SA                                                19,030    $   853,153
Banco Bilbao Vizcaya Argentaria, SA                        74,194      1,302,151
Indra Sistemas, SA                                         16,904        371,207
Red Electrica de Espana                                    14,282        408,341
Telefonica, SA                                             35,547        583,256
                                                                     -----------
                                                                       3,518,108
                                                                     -----------
SWEDEN--0.4%
Eniro AB                                                   23,598        275,293
                                                                     -----------
SWITZERLAND--2.1%
Novartis AG                                                14,186        721,490
Roche Holding AG                                            2,339        324,959
Swiss Reinsurance                                           8,053        529,334
                                                                     -----------
                                                                       1,575,783
                                                                     -----------
TAIWAN--3.6%
Advanced Semiconductor Engineering, Inc.                  483,918        328,804
Cathay Financial Holding Co., Ltd.                         99,000        185,037
Cathay Financial Holding Co., Ltd. (GDR)                   31,259        583,065
China Steel Corp.                                         732,000        654,416
Taiwan Semiconductor Co.                                  442,503        712,789
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)         28,087        230,875
                                                                     -----------
                                                                       2,694,986
                                                                     -----------
THAILAND--1.1%
PTT Public Co., Ltd.                                       78,200        464,876
Siam Commercial Bank Public Co., Ltd.                     283,100        352,543
                                                                     -----------
                                                                         817,419
                                                                     -----------
TURKEY--2.1%
Turkcell Iletisim Hizmet AS                                92,485        508,317
Turkiye Is Bankasi                                        145,688      1,010,381
                                                                     -----------
                                                                       1,518,698
                                                                     -----------
UNITED KINGDOM--11.0%
02 Plc                                                    299,311        833,003
Associated British Ports Holding Plc                       28,420        263,566
BAE Systems Plc                                           283,696      1,721,394
BP p.l.c. (ADR)                                            42,140        497,596
Capita Group Plc                                           60,518        402,673
Centrica Plc                                              140,609        611,323
National Grid Plc                                          91,477        858,799
Next Plc                                                   24,382        599,864
Smiths Group Plc                                           43,888        742,847
Tesco Plc                                                 131,205        717,143
Vodafone Group Plc                                        279,750        727,822
Wolfson Microelectronics Plc (b)                           40,779        166,868
                                                                     -----------
                                                                       8,142,898
                                                                     -----------
Total Common & Preferred Stocks
   (cost $50,902,533)                                                 72,180,683
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
RIGHTS - 0.1%
France Telecom, SA
   Rights, expiring 10/04/05                               35,483    $     3,412
Polish Oil & Gas
   Rights, expiring 10/20/05                               70,344         86,257
                                                                     -----------
Total Rights
   (cost $65,451)                                                         89,669
                                                                     -----------
SHORT-TERM INVESTMENT--1.5%
TIME DEPOSIT--1.5%
The Bank of New York
   2.75 % 10/03/05
   (cost $1,097,000)                                     $  1,097    $ 1,097,000
                                                                     -----------
TOTAL INVESTMENTS--99.5%
   (cost $52,064,984)                                                 73,367,352
Other assets less liabilities--0.5%                                      399,284
                                                                     -----------
NET ASSETS--100%                                                     $73,766,636
                                                                     ===========

SECTOR DIVERSIFICATION
September 30, 2005 (unaudited)

SECTOR                                      U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Finance                                      $18,995,583            25.7%
Consumer Services                             10,078,040            13.7
Utilities                                      9,772,123            13.2
Energy                                         8,277,187            11.2
Technology                                     5,400,670             7.3
Basic Industry                                 4,379,042             5.9
Healthcare                                     3,698,770             5.0
Consumer Staples                               3,633,258             4.9
Transportation                                 2,554,129             3.5
Consumer Manufacturing                         2,087,866             2.8
Aerospace & Defense                            1,721,394             2.3
Capital Goods                                    895,070             1.2
Multi-Industry Companies                         777,220             1.1
                                             -----------           -----
Total Investments*                            72,270,352            97.8
Cash and receivables, net of liabilities       1,496,284             2.2
                                             -----------           -----
Net Assets                                   $73,766,636           100.0%
                                             -----------           -----

*Excludes short-term obligations.

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of this security amounted to $636,191 of net assets

(b)  Non-income producing security.

(c)  Illiquid security, valued at fair value

     Glossary of Terms:
     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt
     pfd. - Preferred Stock

Please note: The sector classifications presented herein are based on the sectors categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -

GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--90.3%
AUSTRIA--5.0%
GOVERNMENT OBLIGATION--5.0%
Republic of Austria
   3.80%, 10/20/13 (a)                            EUR    $  2,500    $ 3,168,725
                                                                     -----------
BELGIUM--4.7%
GOVERNMENT OBLIGATION--4.7%
Kingdom of Belgium
   4.25%, 9/28/14 (a)                                       2,300      3,005,754
                                                                     -----------
CANADA--4.4%
GOVERNMENT OBLIGATION--4.4%
Government of Canada
  4.25%, 9/01/09 (a)                              CAD       2,047      1,807,207
  5.25%, 6/01/13 (a)                                          775        727,713
  5.75%, 6/01/33 (a)                                          284        304,643
                                                                     -----------
                                                                       2,839,563
                                                                     -----------
DENMARK--2.0%
GOVERNMENT OBLIGATION--2.0%
Kingdom of Denmark
   6.00%, 11/15/09 (a)                            DKK       6,960      1,268,883
                                                                     -----------
FINLAND--4.8%
GOVERNMENT OBLIGATION--4.8%
Government of Finland
   5.375%, 7/04/13 (a)                            EUR       2,175      3,043,298
                                                                     -----------
FRANCE--5.0%
GOVERNMENT OBLIGATION--5.0%
Government of France
   3.50%, 4/25/15  (a)                                        760        939,337
   4.00%, 10/25/13 (a)                                        376        483,259
   5.00%, 4/25/12 (a)                                         831      1,124,858
   6.50%, 4/25/11 (a)                                         466        666,404
                                                                     -----------
                                                                       3,213,858
                                                                     -----------
GERMANY--13.7%
BANKING--4.5%
KFW Bankengruppe
   1.85%, 9/20/10 (a)                                     245,000      2,271,490
Landwirtschaftliche Rentenbank
   1.375%, 4/25/13 (a)                                     70,000        623,747
                                                                     -----------
                                                                       2,895,237
                                                                     -----------
GOVERNMENT OBLIGATION--9.2%
Bundesobligation
   3.25%, 4/17/09 (b)                                         500        614,696
Deutschland Bundesrepublik
   4.00%, 7/04/09 (a)                                       1,813      2,287,592
   4.75%, 7/04/34 (a)                                       1,495      2,170,053

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
5.00%, 7/04/12 (a)                                EUR    $    619    $   839,163
                                                                     -----------
                                                                       5,911,504
                                                                     -----------
                                                                       8,806,741
                                                                     -----------
IRELAND--1.1%
GOVERNMENT OBLIGATION--1.1%
Republic of Ireland
   4.25%, 10/18/07 (a)                                        565        703,762
                                                                     -----------
JAPAN--14.1%
GOVERNMENT OBLIGATION--14.1%
Government of Japan
   0.80%, 9/10/15 (a)                             JPY     100,100        878,431
   1.00%, 6/20/13 (a)                                     700,950      6,078,913
   1.30%, 12/20/14 (a)                                     93,300        814,245
   1.40%, 3/20/12 (a)                                      96,650        871,428
   1.90%, 3/20/25 (a)                                      44,600        385,396
                                                                     -----------
                                                                       9,028,413
                                                                     -----------
MEXICO--1.5%
BANKING--1.5%
Inter-American Development Bank
   9.50%, 6/16/15 (a)                             MXP      10,000        971,460
                                                                     -----------
NETHERLANDS--5.4%
GOVERNMENT OBLIGATION--5.4%
Kingdom of Netherlands
   3.75%, 7/15/09-7/15/14 (a)                     EUR       2,550      3,478,801
                                                                     -----------
SPAIN--2.4%
GOVERNMENT OBLIGATION--2.4%
Kingdom of Spain
   6.15%, 1/31/13 (a)                                       1,046      1,518,060
                                                                     -----------
SWEDEN--3.6%
GOVERNMENT OBLIGATION--3.6%
Government of Sweden
   6.50%, 5/05/08 (a)                             SEK      16,030      2,278,763
                                                                     -----------
UNITED KINGDOM--1.3%
BANKING--0.2%
Scotland International Finance II BV
   4.25%, 5/23/13 (b)                             GBP         160        153,455
                                                                     -----------
GOVERNMENT OBLIGATION--1.1%
Government of United Kingdom
   4.25%, 3/07/36 (a)                                         403        710,789
                                                                     -----------
                                                                         864,244
                                                                     -----------
UNITED STATES--5.4%
FINANCIAL--3.7%
Berkshire Hathaway, Inc.
   4.20%, 12/15/10                                US$         350        341,643
Citigroup, Inc.
   4.625%, 8/03/10                                            107        106,324
Genworth Financial, Inc.
   1.60%, 6/20/11                                          75,000        660,552

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
International Lease Finance Corp.
   3.50%, 4/01/09                                 US$    $    350    $   333,710
Pershing Road Development Co.
   3.73%, 9/01/26 (b) (c)                                     660        660,000
SunTrust Bank
   Series CD
   3.458%, 6/02/09 (c)                                        250        250,299
                                                                     -----------
                                                                       2,352,528
                                                                     -----------
INDUSTRIAL--0.5%
General Electric Co.
   5.00%, 2/01/13                                             330        332,743

RETAIL--1.2%
Wal-Mart Stores, Inc.
   4.55%, 5/01/13                                             750        739,120
                                                                     -----------
                                                                       3,424,391
                                                                     -----------
U.S. GOVERNMENT
   AND GOVERNMENT
   SPONSORED
   AGENCY OBLIGATIONS--15.9%
Federal Home Loan Mortgage Corp.
   5.125%, 11/07/13                               US$       1,000     1,000,817
Federal National Mortgage Association
  4.125%, 4/15/14                                           1,525     1,472,156
U.S. Treasury Notes
  1.625%, 1/15/15                                           3,363     3,323,222
  3.50%, 11/15/09                                           3,700     3,600,273
  4.00%, 3/15/10                                              800       792,875
                                                                     -----------
                                                                      10,189,343
                                                                     -----------
Total Long-Term Investments
   (cost $57,068,502)                                                 57,804,059
                                                                     -----------
SHORT-TERM INVESTMENTS--5.9%
UNITED STATES--5.9%
TIME DEPOSIT--5.9%
Societe Generale
   3.875%,
10/03/05
                                                            3,200      3,200,000
The Bank of New York
   2.75%, 10/03/05
                                                              563        563,000
                                                                     -----------
Total Short-Term Investments
   (cost $3,763,000)                                                   3,763,000
                                                                     -----------
TOTAL INVESTMENTS--96.2%
   (cost $60,831,502)                                                 61,567,059
Other assets less liabilities--3.8%                                    2,433,070
                                                                     -----------
NET ASSETS--100%                                                     $64,000,129
                                                                     ===========

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                   U.S. $
                                     Contract     Value on      U.S. $       Unrealized
                                      Amount    Origination     Current     Appreciation/
                                       (000)        Date         Value     (Depreciation)
-----------------------------------------------------------------------------------------
Buy Contracts:
British Pound, settling 10/26/05        1,466    $2,617,723   $2,584,125       $ (33,598)
Canadian Dollar, settling 10/14/05        584       481,557      502,090          20,533
Euro, settling 10/18/05                 3,155     3,904,090    3,795,010        (109,080)
Japanese Yen, settling 10/17/05       541,867     4,945,829    4,780,153        (165,677)
Norweigan Krone, settling 11/30/05        841       129,414      128,744            (670)

Sale Contracts:
Canadian Dollar, settling 10/14/05      3,346     2,834,360    2,878,832         (44,472)
Danish Krone, settling 10/31/05         2,682       444,838      432,514          12,324
Euro, settling 10/18/05                 3,088     3,814,337    3,713,317         101,021
Mexican Peso, settling 10/19/05         6,153       568,765      570,574          (1,809)
Swedish Krona, settling 10/21/05       14,145     1,853,363    1,826,209          27,154

(a) Positions, or portion thereof, with an aggregate market value of $44,697,242, has been segregated to collateralize forward exchange currency contracts.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $1,428,151 or 1.3 % of net assets.

(c) Floating rate security. Stated interest rate was in effect at September 30, 2005.

     Currency Abbreviations:

     CAD - Canadian Dollar
     DKK - Danish Krona
     EUR - Euro
     GBP - British Pound
     JPY - Japanese Yen
     MXP - Mexican Peso
     SEK - Swedish Krona
     US$ - United States Dollar.

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND-
GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
SOVEREIGN DEBT OBLIGATIONS-79.3%
ARGENTINA--4.9%
Republic of Argentina
   3.97%, 12/31/33                                        $  618    $   638,268
   4.005%, 8/03/12 (b)                                       852        780,174
                                                                    -----------
                                                                      1,418,442
                                                                    -----------
BELIZE--0.1%
Government of Belize
   9.50%, 8/15/12                                             36         30,420
                                                                    -----------
BRAZIL--15.2%
Federal Republic of Brazil
   4.3125%, 4/15/12 (b)                                      588        578,357
   8.00%, 1/15/18                                             37         39,035
   8.25%, 1/20/34                                             34         34,170
   9.25%, 10/22/10                                            45         50,580
   10.50%, 7/14/14                                           287        347,270
   11.00%, 8/17/40 (c)                                     1,317      1,613,324
   12.00%, 4/15/10                                           250        306,250
   12.75%, 1/15/20                                           972      1,351,079
   14.50%, 10/15/09                                           40         52,000
                                                                    -----------
                                                                      4,372,065
                                                                    -----------
BULGARIA--0.4%
Republic of Bulgaria
   8.25%, 1/15/15 (d)                                         94        116,231
                                                                    -----------
COLOMBIA--2.1%
Republic of Colombia
   10.75%, 1/15/13                                            88        110,572
   11.75%, 2/25/20                                           350        487,025
                                                                    -----------
                                                                        597,597
                                                                    -----------
DOMINICAN REPUBLIC--1.0%
Dominican Republic
   4.52%, 1/23/18 (d)                                         22         24,364
   4.75%, 9/27/11 (d)                                        250        275,265
                                                                    -----------
                                                                        299,629
                                                                    -----------
ECUADOR--0.3%
Republic of Ecuador
   9.00%, 8/15/30 (a) (d)                                     80         75,520
                                                                    -----------
EL SALVADOR--1.2%
Republic of El Salvador
   7.625%, 9/21/34 (d)                                        72         79,920
   7.65%, 6/15/35 (d)                                        138        143,865
   8.50%, 7/25/11 (d)                                        100        114,250
                                                                    -----------
                                                                        338,035
                                                                    -----------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
INDONESIA--1.1%
Republic of Indonesia
   6.75%, 3/10/14 (d)                                     $  260    $   255,450
   7.25%, 4/20/15 (d)                                         59         58,558
                                                                    -----------
                                                                        314,008
                                                                    -----------
LEBANON--1.2%
Lebanese Republic
   7.875%, 5/20/11 (d)                                        75         75,750
   10.125%, 8/06/08 (d)                                      207        223,560
   11.625%, 5/11/16 (d)                                       33         38,734
                                                                    -----------
                                                                        338,044
                                                                    -----------
MALAYSIA--1.1%
Malaysia
   8.75%, 6/01/09                                            280        317,312
                                                                    -----------
MEXICO--15.9%
United Mexican States
   7.50%, 1/14/12                                            225        252,450
   8.125%, 12/30/19                                        1,535      1,861,187
   11.375%, 9/15/16                                          364        536,900
   Series A
   6.375%, 1/16/13                                            42         44,688
   8.00%, 9/24/22                                          1,173      1,286,041
   9.875%, 2/01/10                                           503        598,570
                                                                    -----------
                                                                      4,579,836
                                                                    -----------
NIGERIA--0.9%
Central Bank of Nigeria
   Series WW
   6.25%, 11/15/20 (a)                                       250        252,500
                                                                    -----------
PANAMA--2.6%
Republic of Panama
   8.875%, 9/30/27                                            39         48,165
   9.375%, 7/23/12, 4/01/29                                   53         65,630
   9.625%, 2/08/11                                           223        266,485
   10.75%, 5/15/20                                           275        383,350
                                                                    -----------
                                                                        763,630
                                                                    -----------
PERU--3.1%
Republic of Peru
   7.35%, 7/21/25                                            142        150,520
   8.375%, 5/03/16                                            57         66,633
   8.75%, 11/21/33                                           546        659,295
   9.875%, 2/06/15                                             4          5,110
                                                                    -----------
                                                                        881,558
                                                                    -----------
PHILIPPINES--4.6%
Republic of Philippines
   8.875%, 3/17/15                                           331        352,515
   9.00%, 2/15/13                                            300        321,450
   9.50%, 2/02/30                                            127        135,573
   9.875%, 1/15/19                                           125        139,375
   10.625%, 3/16/25                                          327        381,773
                                                                    -----------
                                                                      1,330,686
                                                                    -----------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
RUSSIA--11.5%
Russia Ministry of Finance
   Series V
   3.00%, 5/14/08                                         $  515    $   490,229
   Series VII
   3.00%, 5/14/11                                          1,310      1,170,878
Russian Federation
   5.00%, 3/31/30 (a) (d)                                  1,460      1,677,540
                                                                    -----------
                                                                      3,338,647
                                                                    -----------
TURKEY--4.8%
Republic of Turkey
   7.375%, 2/05/25                                           116        115,855
   11.00%, 1/14/13                                           195        249,405
   11.50%, 1/23/12                                           233        298,240
   11.75%, 6/15/10                                           140        174,510
   11.875%, 1/15/30                                          375        550,875
                                                                    -----------
                                                                      1,388,885
                                                                    -----------
UKRAINE--0.7%
Government of Ukraine
   6.875%, 3/04/11 (d)                                       113        118,368
   11.00%, 3/15/07 (d)                                        90         94,714
                                                                    -----------
                                                                        213,082
                                                                    -----------
URUGUAY--1.7%
Republic of Uruguay
   5.875%, 1/15/33 (e)                                       343        336,905
   7.50%, 3/15/15                                             29         29,696
   9.25%, 5/17/17                                            100        112,250
                                                                    -----------
                                                                        478,851
                                                                    -----------
VENEZUELA--4.9%
Republic of Venezuela
   4.64%, 4/20/11 (d)                                         80         79,200
   5.375%, 8/07/10 (d)                                       320        311,680
   8.50%, 10/08/14                                            30         33,300
   9.25%, 9/15/27                                            770        911,680
   10.75%, 9/19/13                                            59         73,603
                                                                    -----------
                                                                      1,409,463
                                                                    -----------
Total Sovereign Debt Obligations
   (cost $20,717,843)                                                22,854,441
                                                                    -----------
CORPORATE DEBT OBLIGATIONS--11.1%
BRAZIL--0.4%
PF Export Receivables Master Trust
   6.436%, 6/01/15 (d)                                       118        118,667
GERMANY--4.2%
Gazprom Oao
   9.625%, 3/01/13 (d)                                       830      1,026,202
Kyivstar
   7.75%, 4/27/12 (d)                                        100        102,210
Citigroup (JSC Severstal)
   9.25%, 4/19/14 (d)                                         68         75,290
                                                                    -----------
                                                                      1,203,702
                                                                    -----------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
HONG KONG--0.3%
Noble Group Ltd.
   6.625%, 3/17/15 (d)                                    $  100    $    92,315
                                                                    -----------
INDONESIA--0.6%
Freeport-McMoran Copper & Gold
   10.125%, 2/01/10                                          150        165,750
                                                                    -----------
JAMAICA--0.4%
Digicel Limited
   9.250%, 9/01/12 (d)                                       100        103,500
                                                                    -----------
MEXICO--1.4%
America Movil, SA de CV
   6.375%, 3/01/35                                            70         68,250
Monterrey Power, SA De C.V.
   9.625%, 11/15/09 (d)                                       45         52,109
Pemex Project Funding Master Trust
   8.00%, 11/15/11                                           250        284,499
                                                                    -----------
                                                                        404,858
                                                                    -----------
PEOPLE'S REPUBLIC OF CHINA--0.4%
Choada Modern Agriculture
   7.75%, 2/08/10 (d)                                        112        108,640
                                                                    -----------
PERU--0.3%
Southern Peru Copper
   6.375%, 7/27/15 (d)                                       100        100,822
                                                                    -----------
ROMANIA--0.4%
MobiFon Holdings BV
   12.50%, 7/31/10 (d)                                       100        117,500
                                                                    -----------
RUSSIA--1.9%
Gazprom Oao
  9.625%, 3/1/13                                             100        123,630
Gazstream, SA
   5.625%, 7/22/13 (d)                                       145        145,363
Mobile Telesystems Finance
   9.75%, 1/30/08 (d)                                        125        135,000
Russian Standard Bank                                        100        100,550
Tyumen Oil
   11.00%, 11/06/07 (d)                                       55         60,858
                                                                    -----------
                                                                        565,401
                                                                    -----------
UKRAINE--0.4%
Kyivstar
   10.375%, 8/17/09 (d)                                      100        112,120
                                                                    -----------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
KAZAKHSTAN--0.4%
Kazkommerts International BV
   8.50%, 4/16/13 (d)                                     $  100    $   109,375
                                                                    -----------
Total Corporate Debt Obligations
   (cost $2,925,086)                                                  3,202,650
                                                                    -----------
SHORT-TERM INVESTMENTS--9.8%
TIME DEPOSIT--1.8%
The Bank of New York
   2.75% 10/03/05
   (cost $524,000)                                           524        524,000
                                                                    -----------
REPURCHASE AGREEMENT--8.0%
Deutsche Bank, dated 9/29/05 due 10/03/05 in the amount
   Of $2,300,709.17 (cost $2,300,000 collateralized by
   Fannie Mae, 4.75% Due 1/2/07, value $2,300,000)
   3.70%, 10/03/05                                         2,300      2,300,000
                                                                    -----------
Total Short-term Investment
   (cost $2,824,000)                                                  2,824,000
                                                                    -----------
TOTAL INVESTMENTS--100.2%
   (cost $26,466,929)                                                28,881,091
Other assets less liabilities--(0.2%)                                   (54,396)
                                                                    -----------
NET ASSETS--100%                                                    $28,826,695
                                                                    ===========

CALL OPTIONS WRITTEN

                                            Exercise   Expiration
        Description          Contracts(f)     Price       Month     U.S. $ Value
--------------------------------------------------------------------------------
Federal Republic of Brazil
11.00%, 8/17/40                 139,000      $119.80     Oct-05       $ (3,753)
11.00%, 8/17/40                 270,000       120.25     Oct-05         (6,316)
11.00%, 8/17/40                 142,000       120.30     Oct-05         (3,351)
11.00%, 8/17/40                 142,000       121.00     Oct-05         (2,428)
                                                                      --------
(premiums received $7,151)                                            $(15,848)
                                                                      ========

CREDIT DEFAULT SWAP CONTRACTS

                                 Notional                              Unrealized
Swap Counterparty &               Amount    Interest   Termination    Appreciation/
Referenced Obligation             (000's)     Rate         Date      (Depreciation)
-----------------------------------------------------------------------------------
Buy Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                     390       4.07%      8/20/15      $(22,963)
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                     290       4.14       4/20/10       (27,943)
Citigroup Global Markets, Inc.
Republic of Colombia
8.375%, 2/15/27                     150       3.02       1/20/10        (9,089)
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                    130       5.60       3/20/14       (10,351)
Citigroup Global Markets, Inc.
Republic of Hungary
4.50%, 2/06/13                       75       0.50       11/26/13       (1,365)
Deutsche Bank AG London
Federal Republic of Brazil
12.25%, 3/06/30                     290       4.02       4/20/10       (25,061)

Sale Contracts:
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                     609       1.98       4/20/07        17,256
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                     600       3.09       8/20/10        20,918
Citigroup Global Markets, Inc.
Federal Republic of Brazil
12.25%, 3/06/30                     200       4.40       5/20/06         8,384
Citigroup Global Markets, Inc.
Republic of Colombia
8.375%, 2/15/27                     250       1.13       1/20/07         2,589
Citigroup Global Markets, Inc.
Republic of Philippines
10.625%, 3/16/25                    130       4.95       3/20/09         9,700
Credit Suisse First Boston
Federal Republic of Brazil
12.25%, 3/06/30                     175       6.90%      6/20/07        20,917

Credit Suisse First Boston
Federal Republic of Venezuela
9.25%, 9/15/27                      520       3.17       9/21/15      $ 10,852
Deutche Bank AG London
Federal Republic of Brazil
12.25%, 3/06/30                     609       1.90       4/20/07        15,122
Morgan Stanley
Federal Republic of Brazil
12.25%, 3/06/30                     160       3.80       8/20/06         5,285

(a) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30,2005.

(b) Floating rate security. Stated interest rate was in effect at September 30,2005.

(c) A position, or portion of the underlying security has been segregated by the Portfolio for the written call options outstanding at September 30,2005. The value of this security amounted to $1,613,324 at September 30, 2005.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $6,222,940 or 21.6% of net assets.

(e)  Pay-In-Kind payments (PIK).

(f)  One contract relates to principal amount of $1.00.

     Glossary:

     DCB - Debt Conversion Bonds
     IRB - Interest Rate Reduction Bond

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND-
HIGH YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS--96.6%
AEROSPACE/DEFENSE--1.0%
L-3 Communications Corp.
   5.875%, 1/15/15                                         $  195    $   188,663
Sequa Corp.
   9.00%, 8/01/09                                              70         74,200
Transdigm, Inc.
   8.375%, 7/15/11                                            185        193,787
                                                                     -----------
                                                                         456,650
                                                                     -----------
AIR TRANSPORTATION--0.5%
ATA Airlines, Inc.
   6.99%, 4/15/16 (a)                                         289        245,931
                                                                     -----------
AUTOMOTIVE--3.4%
Affinia Group, Inc.
   9.00%, 11/30/14 (a)                                         85         66,300
Asbury Automotive Group
   8.00%, 3/15/14                                             109        103,550
Ford Motor Co.
   7.45%, 7/16/31                                             150        117,000
Ford Motor Credit Co.
   4.95%, 1/15/08                                             195        185,569
General Motors Acceptance Corp.
   6.875%, 9/15/11                                            260        236,499
General Motors Corp.
   7.75%, 3/15/36(b)                                          410        104,550
HLI Operating Co., Inc.
   10.50%, 6/15/10                                            170        147,050
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13                                            233        231,835
TRW Automotive
   9.375%, 2/15/13                                             93        100,905
   11.00%, 2/15/13                                             67         75,543
United Auto Group, Inc.
   9.625%, 3/15/12                                            115        119,600
Visteon Corp.
   7.00%, 3/10/14                                             140        121,450
                                                                     -----------
                                                                       1,609,851
                                                                     -----------
BROADCASTING/MEDIA--1.4%
Allbritton Communications Co.
   7.75%, 12/15/12                                            165        163,763
Corus Entertainment, Inc. (Canada)
   8.75%, 3/01/12                                             120        128,550
Emmis Communications Corp.
   9.745%, 6/15/12 (c)                                         80         80,600

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Lamar Media Corp.
   6.625%, 8/15/15 (a)                                     $  130    $   132,275
LIN Television Corp.
   6.50%, 5/15/13 (a)                                         185        175,287
                                                                     -----------
                                                                         680,475
                                                                     -----------
BUILDING/REAL ESTATE--3.5%
Associated Materials, Inc.
   11.25%, 3/01/14 (b)                                        385        192,500
D.R. Horton, Inc.
   6.875%, 5/01/13                                            190        199,070
KB HOME
   7.75%, 2/01/10                                             190        195,671
M/I Homes, Inc.
   6.875%, 4/01/12                                            205        191,675
Meritage Homes
   6.25%, 3/15/15                                             295        269,925
Schuler Homes, Inc.
   10.50%, 7/15/11                                            155        167,400
WCI Communities, Inc.
   6.625%, 3/15/15                                            170        153,850
Williams Lyon Homes, Inc.
   10.75%, 4/01/13                                            285        307,087
                                                                     -----------
                                                                       1,677,178
                                                                     -----------
CABLE--9.2%
Cablevision Systems Corp.
   Series B
   8.00%, 4/15/12                                             355        344,350
Charter Communications
   Holdings LLC
   11.75%, 5/15/11 (b)                                      1,385        990,274
CSC Holdings, Inc.
   7.00%, 4/15/12 (a)                                         190        179,550
   7.625%, 7/15/18                                            195        182,325
DirecTV Holdings LLC
   6.375%, 6/15/15 (a)                                        280        277,900
EchoStar DBS Corp.
   6.375%, 10/01/11                                           150        148,688
Innova S. de R.L., SA (Mexico)
   9.375%, 9/19/13                                            225        255,375
Insight Communications Co., Inc.
   12.25%, 2/15/11 (b)                                        285        290,700
Insight Midwest LP/Insight Capital, Inc.
   9.75%, 10/01/09                                            190        194,275
Intelsat Bermuda Ltd.
   8.625%, 1/15/15 (a)                                        245        249,900
   8.695%, 1/15/12 (a)(c)                                      65         66,138
PanAmSat Corp.
   9.00%, 8/15/14                                             168        177,240
PanAmSat Holding Corp.
   10.375%, 11/01/14 (b)                                      558        385,019
Rainbow National Services LLC
   8.75%, 9/01/12 (a)                                         200        213,250
   10.375%, 9/01/14 (a)                                       195        220,350

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Rogers Cable, Inc. (Canada)
   6.75%, 3/15/15                                          $  245    $   245,613
                                                                     -----------
                                                                       4,420,947
                                                                     -----------
CHEMICALS--4.1%
Borden U.S. Finance Corp./Nova
Scotia Finance ULC
   9.00%, 7/15/14 (a)                                         175        177,625
Equistar Chemical Funding LP
   10.125%, 9/01/08                                           185        198,875
   10.625%, 5/01/11                                           130        141,700
Huntsman Advance Materials LLC
   11.00%, 7/15/10                                            140        156,800
Huntsman ICI Chemicals LLC
   10.125%, 7/01/09                                           124        127,565
Huntsman LLC
   11.50%, 7/15/12                                            178        203,365
Nell AF SARL
   8.375%, 8/15/15 (a)                                        495        483,862
Quality Distribution LLC
   9.00%, 11/15/10                                            365        335,800
Westlake Chemical Corp.
   8.75%, 7/15/11                                             125        134,688
                                                                     -----------
                                                                       1,960,280
                                                                     -----------
COMMUNICATIONS - FIXED--5.2%
Cincinnati Bell, Inc.
   7.00%, 2/15/15                                             155        149,575
Citizens Communications Co.
   6.25%, 1/15/13                                             270        259,200
Eircom Funding (Ireland)
   8.25%, 8/15/13                                             245        265,825
Hawaiian Telcom Communications, Inc.
   9.75%, 5/01/13 (a)                                         115        117,300
   12.50%, 5/01/15 (a)                                         90         90,900
MCI, Inc.
   7.688%, 5/01/09                                            150        155,625
Qwest Capital Funding, Inc.
   7.25%, 2/15/11                                             355        338,138
Qwest Corp.
   8.875%, 3/15/12                                            165        180,263
Qwest Services Corp.
   13.50%, 12/15/10                                           423        484,334
Time Warner Telecom, Inc.
   10.125%, 2/01/11                                           175        180,250
Valor Telecommunications Enterprises LLC
   7.75%, 2/15/15                                             275        266,750
                                                                     -----------
                                                                       2,488,160
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
COMMUNICATIONS - MOBILE--6.4%
Digicel Ltd.
   9.25%, 9/01/12 (a)                                      $  261    $   270,135
Inmarsat Finance Plc (United Kingdom)
   7.625%, 6/30/12 (a)                                        145        149,350
   10.375%, 11/15/12 (b)                                      205        168,100
KYIVSTAR (Denmark)
   10.375%, 8/17/09 (a)                                       500        560,600
MobiFon Holdings BV (Netherlands)
   12.50%, 7/31/10                                            505        593,374
Mobile Telesystems Finance, SA
   8.00%, 1/28/12 (a)                                         286        302,803
Nextel Communications, Inc.
   6.875%, 10/31/13                                           265        281,285
Nextel Partners, Inc.
   12.50%, 11/15/09                                            72         76,860
Rogers Wireless, Inc. (Canada)
   7.25%, 12/15/12                                            185        195,638
   7.50%, 3/15/15                                             233        251,058
Rural Cellular Corp.
   9.75%, 1/15/10                                             210        212,100
                                                                     -----------
                                                                       3,061,303
                                                                     -----------
CONSUMER MANUFACTURING--2.7%
ACCO Brands Corp.
   7.625%, 8/15/15 (a)                                        235        232,650
Broder Brothers Co.
   11.25%, 10/15/10                                           267        264,330
Jostens IH Corp.
   7.625%, 10/01/12                                           240        242,400
Levi Strauss & Co.
   8.254%, 4/01/12 (c)                                        190        189,525
North Atlantic Holding Co., Inc.
   12.25%, 3/01/14 (b)                                        225         45,000
Playtex Products, Inc.
   8.00%, 3/01/11                                             190        199,025
Quicksilver, Inc.
   6.875%, 4/15/15 (a)                                        105        100,800
                                                                     -----------
                                                                       1,273,730
                                                                     -----------
DIVERSFIED MEDIA--3.7%
American Media Operation
   8.875%, 1/15/11                                            140        123,900
   10.25%, 5/01/09                                            155        151,125
Dex Media, Inc.
   8.00%, 11/15/13                                            200        205,500
Dex Media East LLC
   9.875%, 11/15/09                                            50         54,375
   12.125%, 11/15/12                                           91        106,470
Dex Media West LLC Series B
   8.50%, 8/15/10                                              80         84,600
   9.875%, 8/15/13                                            239        263,796

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Primedia, Inc.
   8.00%, 5/15/13                                          $   10    $   211,575
   8.875%, 5/15/11                                              8          8,380
WDAC Subsidiary
   8.375%, 12/01/14 (a)                                       270        261,225
WMG Holding Corp.
   9.50%, 12/15/14 (b)                                        438        306,600
                                                                     -----------
                                                                       1,777,546
                                                                     -----------
ENERGY--5.2%
Amerada Hess Corp.
   7.30%, 8/15/31                                             250        291,663
Chesapeake Energy Corp.
   6.50%, 8/15/17(a)                                          195        198,413
   7.75%, 1/15/15                                             195        207,675
El Paso Corp.
   7.75%, 1/15/32                                             361        363,707
Enterprise Products Operating LP
    Series B
   5.60%, 10/15/14                                            280        279,015
Grant Prideco, Inc.
   6.125%, 8/15/15 (a)                                        105        106,050
HilCorp Energy
   10.50%, 9/01/10 (a)                                        340        373,999
Kerr-McGee Corp.
   6.875%, 9/15/11                                            285        304,659
Premcor Refining Group, Inc.
   9.50%, 2/01/13                                             115        129,663
Pride International, Inc.
   7.375%, 7/15/14                                            210        228,113
                                                                     -----------
                                                                       2,482,957
                                                                     -----------
ENTERTAINMENT/
   LEISURE--1.5%
NCL Corp. (Bermuda)
   11.625%, 7/15/14 (a)                                       270        284,850
Royal Caribbean Cruises, Ltd.
   (Liberia)
   8.75%, 2/02/11                                             140        157,150
Universal City Development
   11.75%, 4/01/10                                            195        220,350
Universal City Florida Holding Co.
   8.375%, 5/01/10                                             60         62,250
                                                                     -----------
                                                                         724,600
                                                                     -----------
FINANCIAL--3.1%
Crum & Forster Holdings Corp.
   10.375%, 6/15/13                                           105        114,713
Fairfax Financial Holdings Ltd. (Canada)
   7.375%, 4/15/18                                            145        125,425
   7.75%, 4/26/12                                             290        278,399
   8.25%, 10/01/15                                             75         71,250
Liberty Mutual Group
   5.75%, 3/15/14 (a)                                         280        273,595

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Markel Capital Trust I
   Series B
   8.71%, 1/01/46                                          $  260    $   276,475
Navistar International Corp.
   6.25%, 3/01/12                                             195        185,250
PXRE Capital Trust I
   8.85%, 2/01/27                                              45         44,100
Royal & Sun Alliance Insurance
   (United Kingdom)
   8.95%, 10/15/29                                             80        101,121
                                                                     -----------
                                                                       1,470,328
                                                                     -----------
FOOD/BEVERAGE--1.1%
Central European Distribution Corp.
   8.00%, 7/25/12 (a)(d)                                       59         76,227
Del Monte Corp.
   8.625%, 12/15/12                                           115        123,625
Dole Food Co., Inc.
   8.625%, 5/01/09                                            105        109,725
   8.875%, 3/15/11                                             38         39,425
Foodcorp Ltd.
   8.875%, 6/15/12 (a)(d)                                     125        161,499
                                                                     -----------
                                                                         510,501
                                                                     -----------
GAMING--4.8%
Ameristar Casinos, Inc.
   10.75%, 2/15/09                                             95        101,531
Kerzner International Ltd.
   6.75%, 10/01/15 (a)                                        255        247,031
MGM Mirage,
   6.625%, 7/15/15 (a)                                        287        283,772
   8.375%, 2/01/11                                            280        301,000
Mohegan Tribal Gaming
   Authority
   7.125%, 8/15/14                                            255        263,925
Park Place Entertainment Corp.
   7.875%, 3/15/10                                             90         97,875
   9.375%, 2/15/07                                            120        126,600
Penn National Gaming, Inc.
   6.875%, 12/01/11                                           220        221,100
Riviera Holdings Corp.
   11.00%, 6/15/10                                            210        226,800
Seneca Gaming Corp.
   7.25%, 5/01/12                                             260        266,500
Turning Stone Casino Resort Enterprises
   9.125%, 12/15/10 (a)                                       140        145,600
                                                                     -----------
                                                                       2,281,734
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
HEALTHCARE--6.2%
Concentra Operating Corp.
   9.125%, 6/01/12                                         $   95    $    98,800
   9.50%, 8/15/10                                              95         99,513
Coventry Health Care, Inc.
   5.875%, 1/15/12                                             90         91,350
   6.125%, 1/15/15                                            105        107,625
DaVita, Inc.
   7.25%, 3/15/15                                             310        314,263
Hanger Orthopedic Group, Inc.
   10.375%, 2/15/09                                           260        264,550
HCA, Inc.
   6.375%, 1/15/15                                            355        351,219
Iasis Healthcare Corp.
   8.75%, 6/15/14                                             245        254,188
PacifiCare Health Systems, Inc.
   10.75%, 6/01/09                                            182        197,015
Select Medical Corp.
   7.625%, 2/01/15                                            400        382,999
Triad Hospitals, Inc.
   7.00%, 11/15/13                                            240        243,000
Universal Hospital Services, Inc.
   10.125%, 11/01/11                                          240        246,000
Vanguard Health Holdings Co.
   11.25%, 10/01/15 (b)                                       465        337,125
                                                                     -----------
                                                                       2,987,647
                                                                     -----------
HOTEL/LODGING--2.2%
Gaylord Entertainment Co.
   8.00%, 11/15/13                                            136        142,800
Host Marriott LP
   Series G
   9.25%, 10/01/07                                            160        168,600
   Series I
   9.50%, 1/15/07                                             125        130,781
La Quinta Properties, Inc.
   8.875%, 3/15/11                                            185        197,950
Starwood Hotels Resorts
   7.875%, 5/01/12                                            175        190,750
Vail Resorts, Inc.
   6.75%, 2/15/14                                             210        209,475
                                                                     -----------
                                                                       1,040,356
                                                                     -----------
INDUSTRIAL--5.6%
Amsted Industries, Inc.
   10.25%, 10/15/11 (a)                                       255        277,950
Amtrol, Inc.
   10.625%, 12/31/06                                          295        262,550
Case New Holland, Inc.
   9.25%, 8/01/11                                             175        185,063
Dayton Superior Corp.
   10.75%, 9/15/08                                             90         90,900
   13.00%, 6/15/09                                            105         84,000
FastenTech, Inc.
   11.50%, 5/01/11                                            120        124,350
Fimep, SA (France)
   10.50%, 2/15/13                                            115        131,675
Goodman Global Holdings
   7.875%, 12/15/12 (a)                                       270        244,350

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Mueller Group, Inc.
   10.00%, 5/01/12                                         $  190    $   201,400
NMHG Holdings Co.
   10.00%, 5/15/09                                            105        112,350
Sensus Metering Systems, Inc.
   8.625%, 12/15/13                                           250        230,000
Terex Corp.
   Series B
   10.375%, 4/01/11                                           195        208,650
TriMas Corp.
   9.875%, 6/15/12                                            295        241,900
Trinity Industries
   6.50%, 3/15/14                                             305        300,425
                                                                     -----------
                                                                       2,695,563
                                                                     -----------
MINING & METALS--3.3%
AK Steel Corp.
   7.875%, 2/15/09                                            450        436,500
Citigroup (JSC Severstal)
   9.25%, 4/19/14                                             274        303,373
Freeport-McMoRan Copper &
    Gold, Inc. Cl.B
   10.125%, 2/01/10                                           120        132,600
International Steel Group
   6.50%, 4/15/14                                             234        231,660
Ispat Inland ULC
   9.75%, 4/01/14                                             201        233,160
Peabody Energy Corp.
   6.875%, 3/15/13                                            220        229,900
                                                                     -----------
                                                                       1,567,193
                                                                     -----------
NON-AIR
   TRANSPORTATION--0.2%
Horizon Lines LLC
   9.00%, 11/01/12                                            105        112,481
                                                                     -----------
PAPER/PACKAGING--3.8%
Anchor Glass Container Corp.
  11.00%, 2/15/13 (e)                                         135         86,400
Berry Plastics Corp.
   10.75%, 7/15/12                                            185        198,875
Crown Euro Holdings, SA
   (France)
   9.50%, 3/01/11                                             215        235,425
Georgia-Pacific Corp.
   8.875%, 5/15/31                                            130        153,747
   9.375%, 2/01/13                                            285        317,776
Graphic Packaging
   International Corp.
   9.50%, 8/15/13                                             215        202,100
Newpage Corp.
   10.00%, 5/01/12                                            255        239,700
Owens-Brockway Glass
   Container
   8.875%, 2/15/09                                            200        210,000

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
Pliant Corp.
   13.00%, 6/01/10                                         $  300    $   142,500
Russell-Stanley Holdings, Inc.
   9.00%, 11/30/08 (f)(g)(h)                                   91         41,103
                                                                     -----------
                                                                       1,827,626
                                                                     -----------
PUBLIC UTILITIES - ELECTRIC & GAS--10.2%
AES Corp.
   8.75%, 5/15/13 (a)                                          55         60,225
   9.00%, 5/15/15 (a)                                         100        109,750
Aquila, Inc.
   14.875%, 7/01/12 (i)                                       135        184,275
Calpine Corp.
   8.50%, 7/15/10 (a)                                         295        210,925
DPL, Inc.
   6.875%, 9/01/11                                             90         96,975
Dynegy Holdings, Inc.
   10.125%, 7/15/13 (a)                                       150        167,250
Dynegy-Roseton Danskamme
   Series B
   7.67%, 11/08/16                                            240        238,800
Edison Mission Energy
   9.875%, 4/15/11                                            305        361,425
FirstEnergy Corp.
   Series B
   6.45%, 11/15/11                                            305        324,753
Northwest Pipeline Corp.
   8.125%, 3/01/10                                            105        112,088
NRG Energy, Inc.
   8.00%, 12/15/13                                            172        183,180
Ormat Funding Corp.
   8.25%, 12/30/20                                            226        227,464
Reliant Energy, Inc.
   6.75%, 12/15/14                                            185        181,763
   9.50%, 7/15/13                                             240        265,200
Southern Natural Gas Co.
   7.35%, 2/15/31                                             155        158,237
   8.875%, 3/15/10                                            130        140,518
TECO Energy, Inc.
   6.75%, 5/01/15 (a)                                         220        230,450
   7.00%, 5/01/12                                             180        189,900
TXU Corp.
   6.50%, 11/15/24                                            504        472,136
   5.50%, 11/15/14                                            205        194,612
Williams Cos., Inc.
   7.625%, 7/15/19                                            445        481,712
   7.875%, 9/01/21                                            255        280,500
                                                                     -----------
                                                                       4,872,138
                                                                     -----------
RESTAURANTS--0.3%
Domino's, Inc.
   8.25%, 7/01/11                                             127        133,350
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
RETAIL--1.5%
GSC Holdings Corp.
   8.00%, 10/01/12 (a)                                     $  410    $   410,000
JC Penney Co., Inc.
   7.625%, 3/01/97                                            120        123,000
   8.00%, 3/01/10                                             180        196,650
                                                                     -----------
                                                                         729,650
                                                                     -----------
SERVICE--2.3%
Allied Waste North America, Inc.
   6.375%, 4/15/11                                            174        166,605
   8.875%, 4/01/08                                            125        130,313
H & E Equipment Services, Inc.
   11.125%, 6/15/12                                           217        243,040
Service Corp. International
   6.00%, 12/15/05                                              4          4,000
   6.50%, 3/15/08                                             163        165,445
   7.70%, 4/15/09                                             160        168,000
United Rentals North America, Inc.
   6.50%, 2/15/12                                             247        238,355
                                                                     -----------
                                                                       1,115,758
                                                                     -----------
SUPERMARKET/DRUG--1.1%
Couche-Tard US/Finance Corp.
   7.50%, 12/15/13                                            169        174,070
Roundy's, Inc.
   Series B
   8.875%, 6/15/12                                            110        121,550
Stater Brothers Holdings, Inc.
   8.125%, 6/15/12                                            240        237,000
                                                                     -----------
                                                                         532,620
                                                                     -----------
TECHNOLOGY--3.1%
Celestica, Inc. (Canada)
   7.875%, 7/01/11                                            345        351,900
Flextronics International Ltd.
   (Singapore)
   6.50%, 5/15/13                                             175        178,500
Lucent Technologies, Inc.
   6.45%, 3/15/29                                              80         70,000
   6.50%, 1/15/28                                             160        138,400
Nortel Networks Corp.
   6.875%, 9/01/23                                            155        144,150
SCG Holding Corp.
   zero coupon, 8/04/11 (a)                                    64        108,792
Sungard Data Systems, Inc.
   9.125%, 8/15/13 (a)                                        350        362,688
Telcordia Technologies, Inc.
   10.00%, 3/15/13 (a)                                        140        132,300
                                                                     -----------
                                                                       1,486,730
                                                                     -----------
Total Corporate Debt Obligations
   (cost $46,138,996)                                                 46,223,283
                                                                     -----------

                                                        Principal
                                                           Amount
                                                            (000)   U.S. $ Value
--------------------------------------------------------------------------------
PREFERRED STOCKS--1.4%
BROADCASTING/MEDIA -0.4%
Paxson Communications Corp.
   14.25%, 11/13/06 (f)                                    $   26    $   176,800
                                                                     -----------
FINANCIAL-1.0%
Sovereign REIT
   Series A
   12.00%, 5/16/20 (a)                                        335        492,450
                                                                     -----------
Total Preferred Stocks
   (cost $566,656)                                                       669,250
                                                                     -----------
WARRANT--0.0%
Pliant Corp.
   Warrants, expiring 6/01/10(e)(g)(h)
   (cost $1,820)                                               50              1
                                                                     -----------
TOTAL INVESTMENTS--98.0%
   (cost $46,707,472)                                                 46,892,534
Other assets less liabilities--2.0%                                      934,482
                                                                     -----------
NET ASSETS--100%                                                     $47,827,016
                                                                     ===========

FORWARD EXCHANGE CURRENCY CONTRACT

                                        U.S. $
                          Contract     Value on     U.S. $
                           Amount    Origination   Current    Unrealized
                            (000)        Date       Value    Appreciation
-------------------------------------------------------------------------
Sale Contract:
Euro, settling 10/18/05      186        229,183    223,144       6,039

(a) Securities are exempt from registration under Rule 144a of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of securities amounted to $9,532,297 or 19.9% of net assets.

(b) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(c)  Variable rate coupon, rate shown as of September 30, 2005.

(d) Positions, or portion thereof, with an aggregate market value of $241,668, has been segregated to collateralize forward exchange currency contract.

(e)  Security is in default and is non-income producing.

(f)  PIK (Paid-in-kind) preferred quarterly stock payments.

(g)  Illiquid security, valued at fair value.

(h) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of September 30, 2005, are considered illiquid and restricted.

                                     Acquisition     Acquisition    Market   Percentage of
Restricted Securities                   Date            Cost        Value      Net Assets
-------------------------------   ----------------   -----------   -------   -------------
Russell-Stanley Holdings, Inc.
9.00% 11/30/08                    11/09/01-6/06/05     $518,667    $41,103        0.08%
Pliant Corp.-warrants expiring
06/01/2010                             12/01/00        $  1,820          1        0.00

(i) The coupon on this security varies along with its rating. If its rating falls below Baa3/BBB- by either Moody's or Standard & Poors, the coupon steps up 50 basis points. The security currently is rated B2/B.

Please note: The industry classification presented herein are based on the industry categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
AMERICAS GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
LONG-TERM INVESTMENTS--117.8%
CANADA--19.0%
GOVERNMENT/AGENCY OBLIGATIONS--19.0%
Government of Canada
   3.00%, 12/01/36 (a)                           CAD     $ 3,246   $  3,124,072
   4.25%, 09/01/09                                         1,284      1,133,587
   5.75%, 6/01/33 (a)                                      4,758      5,103,850
Province of Ontario
   2.00%, 12/01/36 (a)                                       575        509,008
   5.60%, 6/02/35 (a)                                        300        294,676
Province of Quebec
   5.50%, 12/01/14 (a)                                       600        563,979
                                                                   ------------
Total Canadian Securities
   (cost $9,805,719)                                                 10,729,172
                                                                   ------------
MEXICO--27.8%
GOVERNMENT/AGENCY OBLIGATIONS--27.8%
Mexican Government Bonds
   8.00%, 12/07/23 (a)                           MXP      34,501      2,969,983
   Series M
   9.00%, 12/22/11 (a)                                    15,000      1,427,907
   Series M7
   8.00%, 12/24/08 (a)                                    46,242      4,266,371
   Series M20
   10.00%, 12/05/24 (a)                                   16,205      1,665,490
   Series MI10
   8.00%, 12/19/13 (a)                                    20,416      1,829,731
   Series MI7
   9.00%, 12/24/09 (a)                                    37,390      3,566,239
                                                                   ------------
Total Mexican Securities
(cost $14,157,265)                                                   15,725,721
                                                                   ------------
UNITED STATES--71.0%
U.S. GOVERNMENT SPONSORED AGENCY
   OBLIGATIONS--22.0%
Federal National Mortgage Association
   4.125%, 4/15/14                               US$       2,000      1,930,696
   5.375%, 11/15/11                                        5,000      5,208,005
   7.00%, 3/01/32                                            142        148,950
Government National Mortgage Association
   6.00%, TBA                                              5,000      5,120,310
   9.00%, 9/15/24                                             10         10,659
                                                                   ------------
                                                                     12,418,620
                                                                   ------------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
U.S. TREASURY SECURITIES--49.0%
U.S. Treasury Bonds
   6.25%, 5/15/30                                US$     $ 3,300   $  4,097,544
U.S. Treasury Notes
   1.625%, 1/15/15 (TIPS)                                  4,143      4,093,619
   3.50%, 11/15/09                                         4,915      4,782,526
   4.25%, 8/15/13 - 11/15/13 (b)                           3,570      3,557,277
   4.875%, 2/15/12 (c)                                       150        155,057
U.S. Treasury Strips
   0.00%, 5/15/13 -11/15/21                               20,700     11,041,012
                                                                   ------------
                                                                     27,727,035
                                                                   ------------
Total United States Securities
   (cost $38,446,626)                                                40,145,655
                                                                   ------------
Total Long-Term Investments
   (cost $62,409,610)                                                66,600,548
                                                                   ------------
SHORT-TERM INVESTMENTS--2.1%
TIME DEPOSITS--2.1%
Societe Generale
   3.875%, 10/03/05                                          700        700,000
The Bank of New York
   2.75%, 10/3/05                                            531        531,000
                                                                   ------------
Total Short-Term Investments
   (cost $1,231,000)                                                  1,231,000
                                                                   ------------
TOTAL INVESTMENTS--119.9%
   (cost $63,640,610)                                                67,831,548
Other assets less liabilities--(19.9%)                              (11,269,637)
                                                                   ------------
NET ASSETS--100%                                                   $ 56,561,911
                                                                   ============

FORWARD EXCHANGE CURRENCY CONTRACTS

                                                      U.S. $
                                        Contract     Value on      U.S. $
                                         Amount    Origination     Current     Unrealized
                                          (000)        Date         Value     Depreciation
------------------------------------------------------------------------------------------
Sale Contracts
   Canadian Dollar, settling 10/14/05      2,748    $2,319,513   $2,364,931     $ (45,418)
   Canadian Dollar, settling 11/04/05      6,964     5,866,521    5,995,447      (128,926)
   Mexican Peso, settling 10/19/05        91,324     8,416,055    8,468,736       (52,681)
   Mexican Peso, settling 11/10/05           909        83,396       83,954          (558)

FINANCIAL FUTURES CONTRACTS SOLD

                                                               Value at
                     Number of   Expiration     Original    September 30,    Unrealized
       Type          Contracts      Month        Value           2005       Appreciation
----------------------------------------------------------------------------------------
U.S. Treasury Note                 December
10 Year Futures            112       2005     $12,436,953     $12,311,250       $125,703

REVERSE REPURCHASE AGREEMENTS

                Interest
Broker            Rate     Maturity     Amount
------------------------------------------------
Deutsche Bank      3.74%   10/11/05   $6,662,775

(a) Positions, or portions thereof, with an aggregate market value of $16,913,067 have been segregated to collateralize open forward exchange currency contracts.

(b) Positions, or portions thereof, with an aggregate market value of $4,398,725 have been segregated to collateralize reverse repurchase agreements.

(c) Position, with market value of $155,057 has been segregated to collateralize margin requirement for open futures contracts.

     Currency Abbreviations:

     CAD - Canadian Dollar
     MXP - Mexican Peso
     US$ - United States Dollar

     Glossary of Terms:

     TBA - To Be Assigned - Security is purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

     TIPS - Treasury Inflation Protected Security

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
US GOVT HIGHGRADE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
U. S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
OBLIGATIONS--52.6%
FEDERAL AGENCIES--0.9%
Federal National Mortgage Association
   3.875%, 11/17/08                                      $ 1,085   $  1,066,230
                                                                   ------------
MORTGAGE PASS-THROUGHS--37.0%
Federal Gold Loan Mortgage Corp.
   6.00%, 3/01/35                                            604        614,505
Federal National Mortgage Association
   4.50%, TBA                                              9,705      9,442,791
   5.00%, TBA                                              3,545      3,535,031
   5.50%, 2/01/14 - 2/01/35                               12,785     12,855,038
   5.50%, TBA                                              2,845      2,843,222
   6.00%, 11/01/16 - 9/01/35                               6,220      6,338,441
   6.50%, TBA                                              4,360      4,486,710
Government National Mortgage Association
   5.00%, TBA                                              2,710      2,681,206
                                                                   ------------
                                                                     42,796,944
                                                                   ------------
U.S. TREASURY SECURITIES--14.7%
U.S. Treasury Bond
   5.375%, 2/15/31                                         4,725      5,293,473
U.S. Treasury Notes
   1.625%, 1/15/15 (TIPS)                                  2,348      2,320,291
   2.00%, 7/15/14 (TIPS)                                   2,545      2,599,275
   3.75%, 3/31/07                                          2,890      2,871,487
   3.875%, 7/31/07                                         3,375      3,357,072
   4.25%, 8/15/15                                            515        511,781
                                                                   ------------
                                                                     16,953,379
                                                                   ------------
Total U. S. Government  & Government Sponsored
   Agency Obligations
  (cost $61,073,889)                                                 60,816,553
                                                                   ------------
CORPORATE DEBT OBLIGATIONS--26.2%
AEROSPACE & DEFENSE--0.3%
Raytheon Co.
   6.75%, 8/15/07                                            166        171,533
Textron, Inc.
   6.375%, 11/15/08                                          125        132,335
                                                                   ------------
                                                                        303,868
                                                                   ------------
AUTOMOTIVE--0.6%
Daimler Chrysler NA Holdings Corp.
   4.875%, 6/15/10                                           110        107,802
Ford Motor Credit Co.
   5.70%, 1/15/10                                             40         36,336
   7.00%, 10/01/13                                           125        115,920
   7.375%, 2/01/11                                           480        459,123
                                                                   ------------
                                                                        719,181
                                                                   ------------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
BANKING--2.8%
Bank of America Corp.
   4.50%, 8/01/10                                        $   545   $    539,410
Barclays Bank Plc (United Kingdom)
   8.55%, 9/29/49 (a) (b)                                    365        427,799
Huntington National Bank
   4.375%, 1/15/10                                           250        246,011
JPMorgan Chase & Co.
   6.75%, 2/01/11                                            425        459,885
Mizuho Financial Group (Cayman Islands)
   8.375%, 12/29/49                                          385        416,763
RBS Capital Trust III
   5.512%, 9/29/49 (b)                                       335        340,788
Sanwa Bank
   7.40%, 6/15/11                                            100        110,881
Sumitomo Mitsui Banking Corp. (Japan)
   5.625%, 7/15/49 (a) (b)                                   100         99,519
Suntrust Bank
  Series CD
   3.99%, 6/02/09 (c)                                        190        190,228
UFJ Finance Aruba AEC (Aruba)
   6.75%, 7/15/13                                            240        263,533
Wells Fargo Co.
   4.20%, 1/15/10                                            195        191,161
                                                                   ------------
                                                                      3,285,978
                                                                   ------------
BROADCASTING/MEDIA--0.8%
Lamar Media Corp.
   6.625%, 8/15/15 (a)                                       115        117,013
News America, Inc.
   6.55%, 3/15/33                                            125        129,962
Time Warner Entertainment Co. LP
   8.375%, 3/15/23                                           315        382,090
Time Warner, Inc.
   6.875%, 5/01/12                                           155        169,397
WPP Finance (UK) Corp. (United Kingdom)
   5.875%, 6/15/14                                           175        180,937
                                                                   ------------
                                                                        979,399
                                                                   ------------
BUILDING/REAL ESTATE--0.1%
iStar Financial, Inc.
   5.15%, 3/01/12                                            125        122,095
                                                                   ------------
CABLE--1.1%
AT&T Broadband
9.455%, 11/15/22                                             220        296,293
British Sky Broadcasting Plc(United Kingdom)
   6.875%, 2/23/09                                           100        106,005
Comcast Cable Communications, Inc.
   6.875%, 6/15/09                                           250        266,529
Comcast Corp.
   5.30%, 1/15/14                                            220        219,428
   5.50%, 3/15/11                                            275        280,242
Cox Communications, Inc.
   4.625%, 6/01/13                                           125        118,281
                                                                   ------------
                                                                      1,286,778
                                                                   ------------
CHEMICALS--0.1%
Lubrizol Corporation
   4.625%, 10/01/09                                          120        117,965
                                                                   ------------

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
COMMUNICATIONS--1.8%
British Telecom Plc (United Kingdom)
   8.375%, 12/15/10 (d)                                  $   450   $    521,034
Deutsche Telekom International Finance BV
   (Netherlands)
   8.50%, 6/15/10                                            150        170,059
Qwest Communications International, Inc.
   7.50%, 2/15/14                                            125        118,750
Sprint Capital Corp.
   8.375%, 3/15/12                                           490        576,651
Telecom Italia Capital,SA (Luxembourg)
   4.00%, 1/15/10 (a)                                        475        456,102
   6.375%, 11/15/33                                          270        277,726
                                                                   ------------
                                                                      2,120,322
                                                                   ------------
COMMUNICATIONS - MOBILE--1.4%
AT&T Wireless Services, Inc.
   7.35%, 3/01/06                                            150        151,742
   7.875%, 3/01/11                                           460        523,708
   8.75%, 3/01/31                                            215        290,207
Cingular Wireless LLC
   5.625%, 12/15/06                                          250        253,028
Telus Corp. (Canada)
   7.50%, 6/01/07                                            330        344,603
                                                                   ------------
                                                                      1,563,288
                                                                   ------------
CONGLOMERATES/MISCELLANEOUS--0.3%
Hutchison Whampoa International Ltd.
   (Cayman Islands)
   7.45%, 11/24/33 (a)                                       285        329,204
                                                                   ------------
CONSUMER MANUFACTURING--0.3%
Fortune Brands, Inc.
   2.875%, 12/01/06                                          175        171,329
Textron Financial Corp.
   Series E
   4.125%, 3/03/08                                           190        187,509
                                                                   ------------
                                                                        358,838
                                                                   ------------
ENERGY--1.5%
Amerada Hess Corp.
   6.65%, 8/15/11                                            425        459,209
   7.875%, 10/01/29                                          300        367,952
ConocoPhillips Holdings Co.
   6.95%, 4/15/29                                            225        273,889
Duke Energy Field Services LLC
   7.875%, 8/16/10                                            70         78,704
Enterprise Products Operating LP
   5.60%, 10/15/14                                           125        124,560
Valero Energy Corp.
   6.875%, 4/15/12                                           255        280,003
   7.50%, 4/15/32                                            105        126,736
                                                                   ------------
                                                                      1,711,053
                                                                   ------------
FINANCIAL--6.3%
American General Finance Corp.
   4.625%, 5/15/09                                           510        504,953
Berkshire Hathaway Finance Corp.
   4.20%, 12/15/10                                           270        263,553
Boeing Capital Corp.
   4.75%, 8/25/08                                            115        115,314
CBA Capital Trust I pfd.
   5.805%, 12/31/49 (a)                                      235        243,371

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
CIT Group, Inc.
   3.49%, 5/18/07 (c)                                    $   210   $    210,553
   7.75%, 4/02/12                                            460        527,312
Citigroup, Inc.
   3.938%, 6/09/09 (c)                                       175        175,282
   4.625%, 8/03/10                                           300        298,103
Countrywide Home Loans, Inc.
   4.00%, 3/22/11                                            330        313,495
   Series K
   4.25%, 12/19/07                                           265        262,428
Credit Suisse First Boston USA, Inc.
   5.50%, 8/15/13                                            255        262,748
General Electric Capital Corp.
   4.00%, 2/17/09                                            645        630,264
   4.375%, 11/21/11                                           35         34,271
   6.75%, 3/15/32                                            245        288,176
Goldman Sachs Group, Inc.
   4.75%, 7/15/13                                            230        224,746
   5.125%, 1/15/15                                           165        164,489
Household Finance Corp.
   6.50%, 11/15/08                                           425        446,284
   7.00%, 5/15/12                                            195        215,803
MBNA Corp.
   4.625%, 9/15/08                                           290        289,789
Merrill Lynch & Co., Inc.
   Series C
   4.79%, 8/04/10                                            595        592,944
Resona Preferred Global Securities
   Cayman Ltd. (Cayman Islands)
   7.191%, 12/30/49 (a) (b)                                  135        139,760
SLM Corp.
   Series A
   4.50%, 7/26/10                                            225        221,761
Washington Mutual, Inc.
   4.00%, 1/15/09                                            310        302,299
Washington Mutual Finance Corp.
   6.875%, 5/15/11                                           540        592,440
                                                                   ------------
                                                                      7,320,138
                                                                   ------------
FOOD/BEVERAGE--1.3%
Conagra Foods, Inc.
   6.75%, 9/15/11                                             43         46,237
   7.875%, 9/15/10                                           144        161,131
General Mills, Inc.
   5.125%, 2/15/07                                           480        482,511
Kraft Foods, Inc.
   4.125%, 11/12/09                                          540        526,549
Kroger Co.
   7.80%, 8/15/07                                            225        236,411
                                                                   ------------
                                                                      1,452,839
                                                                   ------------
HEALTHCARE--1.3%
Aetna, Inc.
   7.375%, 3/01/06                                           272        275,175
 Humana, Inc.
   6.30%, 8/01/18                                            215        229,022
WellPoint, Inc.
   3.50%, 9/01/07                                            315        307,759
   3.75%, 12/14/07                                            80         78,372
   4.25%, 12/15/09                                           405        396,153

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Wyeth
   5.50%, 2/01/14                                        $   186   $    190,600
                                                                   ------------
                                                                      1,477,081
                                                                   ------------
INDUSTRIAL & COMMERCIAL SERVICES--0.4%
Teck Cominco Ltd. (Canada)
   5.375%, 10/01/15                                           30         29,833
Tyco International Group, SA (Luxembourg)
   6.375%, 10/15/11                                          440        468,988
                                                                   ------------
                                                                        498,821
                                                                   ------------
INSURANCE--1.6%
Assurant, Inc.
   5.625%, 2/15/14                                           220        223,295
Liberty Mutual Group
   5.75%, 3/15/14 (a)                                        195        190,539
Mangrove Bay Pass-Through Trust
   6.102%, 7/15/33 (a) (b)                                   635        635,007
Royal Sun & Alliance Insurance Group (United Kingdom)
   8.95%, 10/15/29                                           215        271,762
Zurich Capital Trust I
   8.376%, 6/01/37 (a)                                       490        523,556
                                                                   ------------
                                                                      1,844,159
                                                                   ------------
METALS & MINING--0.1%
Ispat Inland ULC (Canada)
   9.75%, 4/01/14                                             95        110,200
                                                                   ------------
PAPER/PACKAGING--0.6%
International Paper Co.
   5.30%, 4/01/15                                            300        292,797
Packaging Corp. of America
   5.75%, 8/01/13                                            240        232,182
Weyerhaeuser Co.
   5.95%, 11/01/08                                           175        181,340
                                                                   ------------
                                                                        706,319
                                                                   ------------
PUBLIC UTILITIES - ELECTRIC & GAS--3.0%
Carolina Power & Light Co.
   6.50%, 7/15/12                                            335        362,396
Consumers Energy Co.
   Series C
   4.25%, 4/15/08                                            130        128,136
Duke Capital LLC
   8.00%, 10/01/19                                           250        303,555
First Energy Corp.
   Series B
   6.45%, 11/15/11                                           330        351,372
   Series C
   7.375%, 11/15/31                                          270        316,674
MidAmerican Energy Holdings Co.
   5.875%, 10/01/12                                          195        203,464
NiSource Finance Corp.
   7.875%, 11/15/10                                          190        213,615
Pacific Gas & Electric
   4.80%, 3/01/14                                            410        400,892
   6.05%, 3/01/34                                            165        171,665
Progress Energy, Inc.
   7.10%, 3/01/11                                            185        201,113

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Public Service Company of Colorado
   7.875%, 10/01/12                                      $   200   $    235,137
SPI Electricity & Gas Australia Holdings Pty Ltd.
   (Australia)
   6.15%, 11/15/13 (a)                                       235        252,371
Xcel Energy, Inc.
   7.00%, 12/01/10                                           260        283,797
                                                                   ------------
                                                                      3,424,187
                                                                   ------------
RETAIL--0.1%
GSC Holdings Corp.
   8.00%, 10/01/12 (a)                                       120        120,000
                                                                   ------------
SERVICE--0.2%
Waste Management, Inc.
   6.875%, 5/15/09                                           205        218,115
                                                                   ------------
SUPERMARKETS & DRUGS--0.1%
Safeway, Inc.
   4.80%, 7/16/07                                             85         84,865
   6.50%, 3/01/11                                             65         67,802
                                                                   ------------
                                                                        152,667
                                                                   ------------
TECHNOLOGY--0.1%
IBM Corp.
   4.375%, 6/01/09                                            90         89,440
Motorola, Inc.
   7.625%, 11/15/10                                           22         24,899
                                                                   ------------
                                                                        114,339
                                                                   ------------
Total Corporate Debt Obligations
   (cost $29,766,127)                                                30,336,834
                                                                   ------------
COMMERCIAL MORTGAGE BACKED SECURITIES--10.5%
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Cl.A5
   5.482%, 6/10/39 (b)                                       675        694,486
   Series 2004-4 Cl.A3
   4.128%, 7/10/42                                           410        401,021
   Series 2004-6 Cl.A2
   4.161%, 12/10/42                                          525        511,681
   Series 2005-1 Cl.A3
   4.877%, 11/10/42                                          535        536,386
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR7 A3
   5.116%, 2/11/41 (b)                                       505        509,067
   Series 2005-T18 Cl.A4
   4.933%, 2/13/42 (b)                                       530        526,926
Credit-Based Asset Servicing and Securities
   Series 2003-CB1 Cl.AF
   3.45%, 1/25/33                                            536        524,779
CS First Boston Mortgage Securities Corp.
   Series 2003-CK2 Cl.A2
   3.861%, 3/15/36                                           360        352,925
   Series 2004-C5 Cl.A2
   4.183%, 11/15/37                                          440        428,718
   Series 2005-C1 Cl.A4
   5.014%, 2/15/38 (b)                                       450        449,546
GE Capital Commercial Mortgage Corp.
   Series 2004-C3 Cl.A4
   5.189%, 7/10/39 (b)                                       320        324,067

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
   Series 2005-C3 Cl.A3FX
   4.863%, 7/10/45                                       $   455   $    454,031
Greenwich Capital Commercial Funding Corp.
   Series 2003-C1 Cl.A4
   4.111%, 7/05/35                                           450        426,740
   Series 2005-GG3 Cl.A2
   4.305%, 8/10/42                                           530        519,546
JP Morgan Chase Commercial Mortgage Securities Corp.
   Series 2004-C1 Cl.A2
   4.302%, 1/15/38                                            95         92,190
   Series 2005-LDP1 Cl.A2
   4.625%, 3/15/46                                           535        529,843
   Series 2005-LDP1 Cl.A4
   5.038%, 3/15/46 (b)                                       550        550,242
   Series 2005-LDP3 Cl.A2
   4.851%, 8/15/42                                           405        404,097
   Series 2005-LDP4 Cl.A2
   4.79%, 10/15/42                                           465        462,759
LB-UBS Commercial Mortgage Trust
   Series 2004-C7 Cl.A2
   3.992%, 10/15/29                                          385        373,746
   Series 2004-C8 Cl.A2
   4.201%, 12/15/29                                          420        410,882
   Series 2005-C1 Cl.A4
   4.742%, 2/15/30                                           365        359,259
Merrill Lynch Mortgage Trust
   Series 2004-Key2 Cl.A2
   4.166%, 8/12/39                                           350        340,501
   Series 2005-MKB2 Cl.A2
   4.806%, 9/12/42                                           655        653,375
Morgan Stanley Capital I
   Series 2004-T13 Cl.A2
   3.94%, 9/13/45                                            690        665,318
   Series 2005-T17 Cl.A5
   4.78%, 12/13/41                                           655        645,171
                                                                   ------------
Total Commercial Mortgage Backed Securities
   (cost $11,752,959)                                                12,147,302
                                                                   ------------
ASSET-BACKED SECURITIES--6.3%
Aegis Asset Backed Securities Trust
   Series 2004-3 Cl.A2A
   4.03%, 9/25/34 (c)                                        291        291,132
American Express Credit Account Master Trust
   Series 2005-1 Cl.A
   3.798%, 10/15/12 (c)                                      320        319,850
Asset Backed Funding Certificates
   Series 2003-WF1 Cl.A2
   4.58%, 12/25/32 (c)                                       294        295,393
Bank One Issuance Trust
   Series 2004-A4 Cl.A4
   3.808%, 2/16/10 (c)                                       400        400,224
Bear Stearns Asset Backed Securities, Inc.
   Series 2005-SD1 Cl.1A1
   3.98%, 4/25/22 (c)                                        224        223,559
Capital Auto Receivables Asset Trust
   Series 2005-SN1A Cl.A3A
   4.10%, 6/15/08                                            465        461,875
Capital One Prime Auto Receivables Trust
   Series 2005-1 Cl.A3
   4.32%, 8/17/09                                            720        717,542
Centex Home Equity
   Series 2003-C Cl.AV
   4.13%, 9/25/33 (c)                                         17         16,606

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Citibank OMNI-S Master Trust
   Series 1996-5 Cl.A
   3.998%, 12/16/11 (a) (c)                              $   605   $    606,513
Citifinancial Mortgage Securities, Inc.
   Series 2003-1 Cl.AFPT
   3.36%, 1/25/33 (e)                                        169        164,445
Discover Card Master Trust I
   Series 2004-1 Cl.A
   3.798%, 4/16/10 (c)                                       460        459,227
Equity One ABS, Inc.
   Series 2004-3 Cl.AF1
   3.99%, 7/25/34 (c)                                         64         63,943
Home Equity Mortgage Trust
   Series 2005-4 Cl.A3
   4.742%, 01/25/36 (e)                                      305        302,896
MBNA Credit Card Master Note Trust
   Series 2001-A5 Cl.A5
   3.978%, 3/15/11 (c)                                     1,195      1,202,101
Merrill Lynch Mortgage Investors, Inc.
   Series 2004-SL1 Cl.A
   4.09%, 4/25/35 (c)                                         31         30,994
Morgan Stanley ABS Capital I
   Series 2004-HE4 Cl.A3
   4.03%, 5/25/34 (c)                                        124        123,564
   Series 2005-WMC1 Cl.A2A
   3.93%, 1/25/35 (c)                                        162        162,381
Novastar Home Equity Loan
   Series 2001-1 A1
   4.11%, 7/25/31 (c)                                        247        246,829
RAAC Series
   Series 2004-SP1 Cl.AI1
   4.01%, 6/25/13 (c)                                         44         43,537
Residential Asset Mortgage Products, Inc.
   Series 2004-RS6 Cl.AI1
   3.98%, 8/25/22 (c)                                         15         15,169
   Series 2005-RS1 Cl.AII1
   3.94%, 1/25/35 (c)                                        337        337,059
Residential Asset Securities Corp.
   Series 2004-KS7 Cl.A2
   4.20%, 11/25/32 (c)                                       163        162,953
   Series 2004-KS7 Cl.AI1
   3.98%, 10/25/21(c)                                         78         78,447
Residential Funding Mortgage Securities II
   Series 2004-HS2 Cl.AI1
   3.98%, 12/25/18 (c)                                        50         50,292
SLM Student Loan Trust
   Series 2003-C Cl.A1
   3.97%, 9/15/16 (c)                                        388        387,839
Structured Asset Investment Loan Trust
   Series 2004-5 Cl.A2
   4.01%, 5/25/34 (c)                                        160        159,855
                                                                   ------------
Total Asset Backed Securities
   (cost $7,334,450)                                                  7,324,225
                                                                   ------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS--0.6%
Countrywide Home Loans
   Series 2003-49 Cl.A1
   1.642%, 12/19/33 (c)                                       31         30,851
Residential Funding Mortgage Sec II
   Series 2005-HI2 Cl.A3
   4.46%, 5/25/35                                            225        221,767

                                                       Principal
                                                          Amount
                                                           (000)   U.S. $ Value
-------------------------------------------------------------------------------
Washington Mutual
   Series 2005-AR2 Cl.2A22
   4.05%, 2/25/35 (c)                                    $   393   $    392,706
                                                                   ------------
Total Non-Agency Collateralized Mortgage Obligations
   (cost $1,176,234)                                                    645,324
                                                                   ------------
SOVEREIGN DEBT OBLIGATIONS--1.9%
Korea Development Bank (South Korea)
   4.625%, 9/16/10                                           200        197,311
United Mexican States (Mexico)
   7.50%, 1/14/12                                          1,060      1,189,320
Russian Federation (Russia)
   5.00%, 3/31/30 (e)                                        670        769,830
                                                                   ------------
Total Sovereign Debt Obligations
   (cost $2,072,794)                                                  2,156,461
                                                                   ------------
SHORT-TERM INVESTMENTS--21.3%
TIME DEPOSIT--0.6%
The Bank of New York
   2.75%, 10/03/05                                           700        700,000
                                                                   ------------
FEDERAL AGENCIES--20.7%
Federal Home Loan Bank
   Zero Coupon, 11/14/05                                   9,785      9,742,993
Federal Home Loan Mortgage Corp.
   Zero Coupon, 10/13/05                                  12,090     12,077,910
Federal National Mortgage Association
   Zero Coupon, 12/02/05                                   2,190      2,176,240
                                                                   ------------
                                                                     23,997,143
                                                                   ------------
Total Short-Term Investments
   (cost $24,698,797)                                                24,697,143
                                                                   ------------
TOTAL INVESTMENTS--119.4%
   (cost $137,875,250)                                              138,123,842
Other assets less liabilities--(19.4%)                              (22,445,251)
                                                                   ------------
NET ASSETS--100%                                                   $115,678,591
                                                                   ============

(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $4,140,754 or 3.6% of net assets.

(b)  Variable rate coupon, rate shown as of September 30, 2005.

(c) Floating rate security. Stated interest rate was in effect at September 30, 2005.

(d) The coupon on this security varies along with its rating. For each rating downgrade by either Moody's or Standard & Poor's, the coupon increases by 25 basis points. The coupon decreases by 25 basis points for each upgrade of its rating. Minimum coupon is 8.125%. The security is currently rated Baa1/A-.

(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2005.

     Glossary of Terms:

     TBA - To Be Assigned - Securities are purchased on a forward commitment with an approximate principal amount (generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

     TIPS - Treasury Inflation Protected Security

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND-
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENT
September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                       Principal
                                                          Amount
Company                                                    (000)   U.S. $ Value
-------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 4.2%
HBOS Treasury
   3.71%, 1/17/06                                          1,500      1,500,013
Sigma Finance, Inc.
   3.733%, 7/25/06                                         1,200      1,200,885
                                                                    -----------
Total Corporate Obligations
   (amortized cost $2,700,898)                                        2,700,898
                                                                    -----------
COMMERCIAL PAPER - 76.2%
Allied Irish Banks PL/C
   3.735%, 10/17/05                                        2,500      2,496,369
American General Corp.
   3.63%, 10/19/05                                         2,000      1,996,773
Banco Santander Central
   3.505%, 10/11/05                                        2,000      1,998,442
Banque Caisse D'Epargne L'Etat
   3.72%, 10/20/05                                         2,000      1,996,487
Barclays Bank PL/C
   3.665%, 10/24/05                                        2,000      1,995,724
Beta Finance Corp, LTD.
   3.65%, 10/31/05                                         2,000      1,994,322
CRC Funding LLC
   3.74%, 10/18/05                                         2,500      2,496,104
Den Norske Bank
   3.75%, 11/21/05                                         1,000        994,896
Dresdner Bank
   3.60%, 10/04/05                                         2,000      1,999,800
Falcon Asset Corp.
   3.64%, 10/04/05                                         2,000      1,999,798
Fountain Square Funding
   3.76%, 10/24/05                                         2,000      1,995,613
Gemini Securitization Corp.
   3.79%, 11/04/05                                         2,000      1,993,262
HBOS Capital Funding LP
   3.75%, 10/21/05                                         1,000        998,125
HSBC Bank USA
   3.61%, 10/03/05                                         2,200      2,200,000
Morgan Stanley
   3.66%, 10/12/05                                         2,000      1,998,170
National City Bank
   3.72%, 11/03/05                                         2,000      1,993,593
Nordea
   3.60%, 10/21/05                                         2,000      1,996,400
Rabobank USA Finance Corp.
   3.88%, 10/03/05                                         1,000      1,000,000
Scaldis Capital LLC
   3.61%, 10/03/05                                         2,200      2,200,000
Sigma Finance Corp.
   3.67%, 11/04/05                                         1,000        996,738
State Street Bank Trust Co.
   3.73%, 10/17/05                                         2,500      2,496,374
Swedbank
   3.80%, 10/25/05                                         2,000      1,995,356
The Goldman Sachs Group, Inc.
   3.76%, 10/26/05                                         2,500      2,493,994
Ticonderoga Funding LLC
   3.75%, 10/13/05                                         2,500      2,497,396
Toyota Motor Credit Corp.
   3.74%, 11/02/05                                         1,500      1,495,325
                                                                    -----------
Total Commercial Paper
  (amortized cost $48,319,061)                                       48,319,061
                                                                    -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND-
MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENT
September 30, 2005 (unaudited)
--------------------------------------------------------------------------------

                                                       Principal
                                                          Amount
Company                                                    (000)   U.S. $ Value
-------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - 19.7%
Calyon NY
   3.685%, 10/28/05                                        2,000      2,000,000
Depfa Bank
   3.74%, 11/15/05                                         2,000      2,000,000
Dexia
   3.805%, 12/15/05                                        2,000      2,000,000
Natexis
   3.775%, 11/21/05                                        2,000      2,000,013
Societe Generale
   3.77%, 11/01/05                                         2,500      2,500,000
Toronto Dominion Bank
   3.685%, 10/06/05                                        2,000      2,000,000
                                                                    -----------
Total Certificates of Deposit (amortized cost
   $12,500,014)                                                      12,500,013
                                                                    -----------
TOTAL INVESTMENTS-100.1%
   (cost $63,519,973)                                                63,519,972
Other assets less liabilities - (0.1%)                                  (93,534)
                                                                    -----------
NET ASSETS-100%                                                     $63,426,438
                                                                    ===========

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND -
U.S. LARGE CAP BLENDED STYLE PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--99.7%
FINANCE--22.3%
BANKING-MONEY CENTER--2.1%
JPMorgan Chase & Co.                                        5,900    $   200,187
Wachovia Corp.                                              3,000        142,770
                                                                     -----------
                                                                         342,957
                                                                     -----------
BANKING - REGIONAL--4.2%
Bank of America Corp.                                       6,400        269,440
Huntington Bancshares, Inc.                                 2,000         44,940
KeyCorp                                                       600         19,350
Mellon Financial Corp.                                      2,000         63,940
National City Corp.                                         2,000         66,880
Northern Trust Corp.                                          900         45,495
PNC Financial Services Group                                  400         23,208
SunTrust Banks, Inc.                                          800         55,560
Wells Fargo & Co.                                           1,400         81,998
                                                                     -----------
                                                                         670,811
                                                                     -----------
BROKERAGE & MONEY MANAGEMENT--6.1%
Federated Investors, Inc.                                   1,000         33,230
Franklin Resources, Inc.                                    1,700        142,732
Legg Mason, Inc.                                            1,325        145,339
Lehman Brothers Holdings, Inc.                                500         58,240
Merrill Lynch & Co., Inc.                                   3,300        202,455
Morgan Stanley                                              2,100        113,274
The Goldman Sachs Group, Inc.                               2,150        261,397
Waddell & Reed Financial, Inc.                              1,000         19,360
                                                                     -----------
                                                                         976,027
                                                                     -----------
INSURANCE--5.9%
Ace Ltd. (Cayman Islands)                                     450         21,182
AFLAC, Inc.                                                 1,650         74,745
American International Group, Inc.                          4,850        300,505
Genworth Financial, Inc.                                    1,700         54,808
MetLife, Inc.                                               1,500         74,745
RenaissanceRe Holdings Ltd. (Bermuda)                         800         34,984
The Allstate Corp.                                            250         13,823
The Chubb Corp.                                               700         62,685
The Hartford Financial Services Group, Inc.                   900         69,453
The Progressive Corp.                                         500         52,385
The St. Paul Travelers Cos., Inc.                           2,000         89,740
Torchmark Corp.                                               600         31,698
Willis Group Holdings Ltd.                                    800         30,040
XL Capital Ltd.                                               600         40,818
                                                                     -----------
                                                                         951,611
                                                                     -----------
MORTGAGE BANKING--1.2%
Countrywide Financial Corp.                                 1,100         36,278
Fannie Mae                                                  2,000         89,640
Freddie Mac                                                 1,200         67,752
                                                                     -----------
                                                                         193,670
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
MISCELLANEOUS--2.8%
Citigroup, Inc.                                             8,000    $   364,159
MBIA, Inc.                                                    500         30,310
U.S. Bancorp                                                1,700         47,736
                                                                     -----------
                                                                         442,205
                                                                     -----------
                                                                       3,577,281
                                                                     -----------
TECHNOLOGY--17.8%
COMMUNICATION EQUIPMENT--5.3%
ADC Telecommunications, Inc. (a)                            1,300         29,718
Corning, Inc. (a)                                           9,950        192,334
Juniper Networks, Inc. (a)                                 10,600        252,174
QUALCOMM, Inc.                                              8,600        384,850
                                                                     -----------
                                                                         859,076
                                                                     -----------
COMPUTER HARDWARE/STORAGE--5.4%
Apple Computer, Inc. (a)                                    7,400        396,714
Dell, Inc. (a)                                              8,400        287,280
EMC Corp. (a)                                               1,100         14,234
Hewlett-Packard Co.                                         5,700        166,440
                                                                     -----------
                                                                         864,668
                                                                     -----------
COMPUTER PERIPHERALS--0.4%
Network Appliance, Inc. (a)                                 2,800         66,472
                                                                     -----------
COMPUTER SERVICES--0.4%
Electronic Data Systems Corp.                               2,700         60,588
                                                                     -----------
CONTRACT MANUFACTURING--0.9%
Celestica, Inc. (Canada) (a)                                2,200         24,882
Cooper Industries Ltd. Cl.A (Bermuda)                         300         20,742
Flextronics International Ltd. (Singapore) (a)              3,100         39,835
Sanmina-SCI Corp. (a)                                       3,000         12,870
Solectron Corp. (a)                                        11,800         46,138
                                                                     -----------
                                                                         144,467
                                                                     -----------
SEMICONDUCTOR CAPITAL EQUIPMENT--0.1%
Agere Systems, Inc. (a)                                     2,100         21,861
                                                                     -----------
SEMICONDUCTOR COMPONENTS--3.5%
Broadcom Corp. (a)                                          5,275        247,450
Intel Corp.                                                 1,000         24,650
Marvell Technology Group Ltd. (a)                           5,000        230,550
Texas Instruments, Inc.                                     1,800         61,020
                                                                     -----------
                                                                         563,670
                                                                     -----------
SOFTWARE--1.6%
Electronic Arts, Inc. (a)                                   3,700        210,493
Microsoft Corp.                                             1,600         41,168
                                                                     -----------
                                                                         251,661
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
MISCELLANEOUS--0.2%
Avnet, Inc. (a)                                             1,400    $    34,230
                                                                     -----------
                                                                       2,866,693
                                                                     -----------
CONSUMER SERVICES--15.2%
APPAREL--0.3%
Jones Apparel Group, Inc.                                   1,500         42,750
                                                                     -----------
BROADCASTING & CABLE--2.3%
Comcast Corp. Special Cl.A (a)                              2,800         80,584
The E.W. Scripps Co.                                        2,600        129,922
Time Warner, Inc.                                           8,300        150,313
Viacom, Inc. Cl.B                                             350         11,554
                                                                     -----------
                                                                         372,373
                                                                     -----------
ENTERTAINMENT/LEISURE--0.7%
Carnival Corp. (Panama)                                     1,850         92,463
Eastman Kodak Co.                                             300          7,299
The Walt Disney Co.                                           600         14,478
                                                                     -----------
                                                                         114,240
                                                                     -----------
PRINTING & PUBLISHING--0.2%
The Interpublic Group of Cos., Inc. (a)                     3,200         37,248
                                                                     -----------
RESTAURANT & LODGING--1.1%
McDonald's Corp.                                            3,200        107,168
Starbucks Corp. (a)                                         1,500         75,150
                                                                     -----------
                                                                         182,318
                                                                     -----------
RETAIL- GENERAL MERCHANDISE--5.5%
eBay, Inc. (a)                                              7,300        300,760
Limited Brands, Inc.                                        1,900         38,817
Lowe's Cos., Inc.                                           3,450        222,180
Office Depot, Inc. (a)                                      2,300         68,310
Target Corp.                                                4,800        249,264
                                                                     -----------
                                                                         879,331
                                                                     -----------
TOYS--0.3%
Mattel, Inc.                                                2,800         46,704
                                                                     -----------
MISCELLANEOUS--4.8%
Google, Inc. Cl.A (a)                                       1,340        424,056
Yahoo!, Inc. (a)                                           10,100        341,784
                                                                     -----------
                                                                         765,840
                                                                     -----------
                                                                       2,440,804
                                                                     -----------
HEALTH CARE--14.4%
BIOTECHNOLOGY--3.4%
Amgen, Inc. (a)                                             1,950        155,357
Genentech, Inc. (a)                                         3,350        282,104
Gilead Sciences, Inc. (a)                                   2,300        112,148
                                                                     -----------
                                                                         549,609
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
DRUGS--3.6%
Eli Lilly & Co.                                             1,250    $    66,900
GlaxoSmithKline Plc (ADR) (United Kingdom)                    500         25,640
Merck & Co., Inc.                                           3,600         97,956
Pfizer, Inc.                                                8,700        217,239
Teva Pharmaceutical Industries Ltd. (ADR) (Israel)          5,200        173,784
                                                                     -----------
                                                                         581,519
                                                                     -----------
MEDICAL PRODUCTS--4.3%
Alcon, Inc. (Switzerland)                                   2,100        268,548
St. Jude Medical, Inc. (a)                                  5,800        271,439
Zimmer Holdings, Inc. (a)                                   2,100        144,669
                                                                     -----------
                                                                         684,656
                                                                     -----------
MEDICAL SERVICES--3.1%
Medco Health Solutions, Inc. (a)                              900         49,347
Tenet Healthcare Corp. (a)                                  2,200         24,706
UnitedHealth Group, Inc.                                    4,300        241,660
WellPoint, Inc. (a)                                         2,450        185,759
                                                                     -----------
                                                                         501,472
                                                                     -----------
                                                                       2,317,256
                                                                     -----------
ENERGY--10.7%
DOMESTIC INTEGRATED--0.6%
Occidental Petroleum Corp.                                  1,100         93,973
                                                                     -----------
INTERNATIONAL--5.2%
BP p.l.c. (ADR) (United Kingdom)                              600         42,510
ChevronTexaco Corp.                                         3,600        233,028
Exxon Mobil Corp.                                           8,000        508,320
Total, SA (ADR) (France)                                      350         47,537
                                                                     -----------
                                                                         831,395
                                                                     -----------
OIL SERVICE--3.8%
ENSCO International, Inc.                                   1,200         55,908
GlobalSantaFe Corp.                                         1,000         45,620
Halliburton Co.                                             3,900        267,228
Nabors Industries Ltd. (Bermuda) (a)                        2,300        165,209
Noble Corp.                                                   600         41,076
Rowan Co., Inc.                                             1,200         42,588
                                                                     -----------
                                                                         617,629
                                                                     -----------
MISCELLANEOUS--1.1%
ConocoPhillips                                              2,600        181,766
                                                                     -----------
                                                                       1,724,763
                                                                     -----------
CONSUMER STAPLES--7.4%
BEVERAGES--0.7%
PepsiCo, Inc.                                                 800         45,368
The Coca-Cola Co.                                           1,600         69,104
                                                                     -----------
                                                                         114,472
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
FOOD--1.4%
Del Monte Foods Co. (a)                                     2,000    $    21,460
General Mills, Inc.                                         1,200         57,840
H.J. Heinz Co.                                                900         32,886
Kellogg Co.                                                 1,000         46,130
Kraft Foods, Inc.                                           1,000         30,590
Unilever NV (ADR) (Norway)                                    600         42,870
                                                                     -----------
                                                                         231,776
                                                                     -----------
HOUSEHOLD PRODUCTS--2.5%
Kimberly-Clark Corp.                                        1,000         59,530
The Clorox Co.                                                900         49,986
The Procter & Gamble Co.                                    4,800        285,408
                                                                     -----------
                                                                         394,924
                                                                     -----------
RETAIL- FOOD & DRUG--1.5%
Safeway, Inc.                                               2,400         61,440
SUPERVALU, Inc.                                             1,100         34,232
The Kroger Co. (a)                                          3,100         63,829
Whole Foods Market, Inc.                                      600         80,670
                                                                     -----------
                                                                         240,171
                                                                     -----------
TOBACCO--1.3%
Altria Group, Inc.                                          2,300        169,533
UST, Inc.                                                   1,000         41,860
                                                                     -----------
                                                                         211,393
                                                                     -----------
                                                                       1,192,736
                                                                     -----------
CAPITAL GOODS--4.1%
ELECTRICAL EQUIPMENT--0.8%
Arrow Electronics, Inc. (a)                                 1,200         37,632
Hubbell, Inc. Cl.B                                          1,000         46,930
Johnson Controls, Inc.                                        600         37,230
                                                                     -----------
                                                                         121,792
                                                                     -----------
MACHINERY--0.6%
Eaton Corp.                                                   700         44,485
Ingersoll-Rand Co., Ltd.                                    1,200         45,876
                                                                     -----------
                                                                          90,361
                                                                     -----------
MISCELLANEOUS--2.7%
General Electric Co.                                       13,000        437,710
                                                                     -----------
                                                                         649,863
                                                                     -----------
UTILITIES--2.3%
TELEPHONE UTILITY--2.3%
BellSouth Corp.                                             1,000         26,300
SBC Communications, Inc.                                    2,700         64,719
Sprint Corp. (FON Group)                                    4,700        111,766
Verizon Communications, Inc.                                4,900        160,181
                                                                     -----------
                                                                         362,966
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
BASIC INDUSTRY--1.1%
CHEMICALS--0.6%
E.I. du Pont de Nemours & Co.                               1,100    $    43,087
PPG Industries, Inc.                                          900         53,271
                                                                     -----------
                                                                          96,358
                                                                     -----------
CONTAINERS--0.2%
Owens-Illinois, Inc. (a)                                    1,700         35,054
                                                                     -----------
MINING AND METALS--0.3%
United States Steel Corp.                                   1,300         55,055
                                                                     -----------
                                                                         186,467
                                                                     -----------
CONSUMER MANUFACTURING--1.5%
AUTO & RELATED--0.9%
Autoliv, Inc. (Sweden)                                      1,000         43,500
Cooper Tire & Rubber Co.                                      700         10,689
Lear Corp.                                                    800         27,176
Magna International, Inc. Cl.A (Canada)                       250         18,715
SPX Corp.                                                     900         41,355
                                                                     -----------
                                                                         141,435
                                                                     -----------
BUILDING RELATED--0.6%
Pulte Homes, Inc.                                           2,050         87,986
                                                                     -----------
                                                                         229,421
                                                                     -----------
TRANSPORTATION--1.2%
RAILROAD--1.0%
CSX Corp.                                                   1,300         60,424
Norfolk Southern Corp.                                      1,800         73,008
Union Pacific Corp.                                           300         21,510
                                                                     -----------
                                                                         154,942
                                                                     -----------
MISCELLANEOUS--0.2%
BorgWarner, Inc.                                              700         39,522
                                                                     -----------
                                                                         194,464
                                                                     -----------
AEROSPACE & DEFENSE--1.3%
AEROSPACE--1.3%
Goodrich Corp.                                              1,000         44,340
Northrop Grumman Corp.                                        900         48,915
The Boeing Co.                                              1,750        118,913
                                                                     -----------
                                                                         212,168
                                                                     -----------
MULTI-INDUSTRY COMPANIES--0.4%
Crane Co.                                                     700         20,818
Textron, Inc.                                                 700         50,204
                                                                     -----------
                                                                          71,022
                                                                     -----------
Total Common Stocks
   (cost $13,873,134)                                                 16,025,904
                                                                     -----------

                                                                    U.S. $ Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.7%
   (cost $13,873,134)                                                $16,025,904
Other assets less liabilities--0.3%                                       45,099
                                                                     -----------
NET ASSETS--100%                                                     $16,071,003
                                                                     ===========
(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND-
BALANCED WEALTH STRATEGY
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--62.7%
UNITED STATES INVESTMENTS--39.3%
FINANCE--8.9%
BANKING--3.5%
Bank of America Corp.                                       9,600    $   404,160
Citigroup, Inc.                                            11,900        541,687
Fannie Mae                                                  2,900        129,978
Freddie Mac                                                 2,075        117,155
Huntington Bancshares, Inc.                                 3,100         69,657
JPMorgan Chase & Co.                                        7,100        240,903
KeyCorp                                                       700         22,575
Mellon Financial Corp.                                      2,400         76,728
National City Corp.                                         2,400         80,256
Northern Trust Corp.                                        1,500         75,825
PNC Financial Services Group, Inc.                            450         26,109
SunTrust Banks, Inc.                                        1,300         90,285
U.S. Bancorp                                                3,400         95,472
Wachovia Corp.                                              4,600        218,914
Wells Fargo & Co.                                           2,600        152,282
                                                                     -----------
                                                                       2,341,986
                                                                     -----------
FINANCIAL SERVICES--2.4%
Countrywide Financial Corp.                                 2,000         65,960
Federated Investors, Inc.                                   1,750         58,153
Franklin Resources, Inc.                                    2,650        222,494
Legg Mason, Inc.                                            2,000        219,380
Lehman Brothers Holdings, Inc.                                900        104,832
MBIA, Inc.                                                    850         51,527
Merrill Lynch & Co., Inc.                                   4,800        294,480
Morgan Stanley                                              3,000        161,820
The Goldman Sachs Group, Inc.                               3,325        404,254
Waddell & Reed Financial, Inc.                              1,200         23,232
                                                                     -----------
                                                                       1,606,132
                                                                     -----------
INSURANCE--3.0%
AFLAC, Inc.                                                 2,600        117,780
American International Group, Inc.                          8,400        520,463
Genworth Financial, Inc.                                    2,400         77,376
MetLife, Inc.                                               2,100        104,643
The Allstate Corp.                                            300         16,587
The Chubb Corp.                                               900         80,595
The Hartford Financial Services Group, Inc.                 1,425        109,967
The Progressive Corp.                                         850         89,055
The St. Paul Travelers Cos., Inc.                           2,800        125,636
Torchmark Corp.                                             1,100         58,113
UnitedHealth Group, Inc.                                    6,600        370,920
WellPoint, Inc. (a)                                         4,050        307,071
                                                                     -----------
                                                                       1,978,206
                                                                     -----------
                                                                       5,926,324
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
TECHNOLOGY/ELECTRONICS--8.0%
DATA PROCESSING--5.2%
Agere Systems, Inc. (a)                                     2,500    $    26,025
Apple Computer, Inc. (a)                                   11,750        629,918
Arrow Electronics, Inc. (a)                                   950         29,792
Avnet, Inc. (a)                                             1,800         44,010
Dell, Inc. (a)                                             12,950        442,890
Electronic Arts, Inc. (a)                                   5,710        324,842
Electronic Data Systems Corp.                               3,200         71,808
EMC Corp. (a)                                               3,700         47,878
Google Inc., Cl.A (a)                                       2,110        667,730
Hewlett-Packard Co.                                         7,900        230,680
International Business Machines Corp.                       1,200         96,264
Microsoft Corp.                                             2,000         51,460
Network Appliance, Inc. (a)                                 4,400        104,456
Sanmina-SCI Corp. (a)                                       9,400         40,326
Solectron Corp. (a)                                        15,400         60,214
Tech Data Corp. (a)                                         1,400         51,394
Yahoo!, Inc. (a)                                           15,700        531,288
                                                                     -----------
                                                                       3,450,975
                                                                     -----------
ELECTRICAL & ELECTRONICS--2.6%
ADC Telecommunications, Inc. (a)                            1,600         36,576
Broadcom Corp. Cl.A (a)                                     8,150        382,317
Corning, Inc. (a)                                          15,600        301,548
Juniper Networks, Inc. (a)                                 16,500        392,535
QUALCOMM, Inc.                                             13,300        595,175
Tellabs, Inc. (a)                                           3,200         33,664
                                                                     -----------
                                                                       1,741,815
                                                                     -----------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.2%
Intel Corp.                                                 2,100         51,765
Texas Instruments, Inc.                                     2,750         93,225
                                                                     -----------
                                                                         144,990
                                                                     -----------
                                                                       5,337,780
                                                                     -----------
CONSTRUCTION & HOUSING--4.5%
BUILDING MATERIALS--0.2%
Martin Marietta Materials, Inc.                               800         62,768
Vulcan Materials Co.                                          800         59,368
                                                                     -----------
                                                                         122,136
                                                                     -----------
CONSTRUCTION & HOUSING--0.2%
Pulte Homes, Inc.                                           3,400        145,928
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
REAL ESTATE--4.1%
Alexandria Real Estate Equities, Inc.                       1,325    $   109,564
Archstone-Smith Trust                                       2,400         95,688
Arden Realty, Inc.                                            650         26,761
Avalonbay Communities, Inc.                                   900         77,130
Boston Properties, Inc.                                     1,375         97,488
Brookfield Properties Corp.                                 2,500         73,675
Camden Property Trust                                         550         30,663
CarrAmerica Realty Corp.                                    1,100         39,545
Corporate Office Properties Trust                           2,900        101,355
Cousins Properties, Inc.                                      600         18,132
Developers Diversified Realty Corp.                         2,500        116,750
Digital Realty Trust, Inc.                                    800         14,400
EastGroup Properties, Inc.                                  1,350         59,063
Equity Office Properties Trust                              1,300         42,523
Equity Residential                                          2,700        102,195
Essex Property Trust, Inc.                                    550         49,500
First Potomac Realty Trust                                    800         20,560
General Growth Properties, Inc.                             3,625        162,870
Glenborough Realty Trust, Inc.                                825         15,840
Health Care Property Investors, Inc.                          900         24,291
iStar Financial, Inc.                                         550         22,237
Kimco Realty Corp.                                          2,600         81,692
LaSalle Hotel Properties                                      900         31,005
Maguire Properties, Inc.                                    1,750         52,588
Mid-America Apartment Communities, Inc.                       900         41,859
Pan Pacific Retail Properties, Inc.                           750         49,425
Prentiss Properties Trust                                     750         30,450
ProLogis                                                    4,725        209,364
Public Storage, Inc.                                        1,350         90,450
Reckson Associates Realty Corp.                               750         25,913
Regency Centers Corp.                                       1,650         94,793
Simon Property Group, Inc.                                  2,600        192,711
SL Green Realty Corp.                                         750         51,135
Sovran Self Storage, Inc.                                     350         17,133
Strategic Hotel Capital, Inc.                                 400          7,304
Sunstone Hotel Investors, Inc.                              2,300         56,097
Tanger Factory Outlet Centers, Inc.                         1,300         36,153
The Macerich Co.                                              800         51,952
The Mills Corp.                                             1,125         61,965
United Dominion Realty Trust, Inc.                          3,500         82,950
Vornado Realty Trust                                        1,500        129,930
Windrose Medical Properties Trust                           1,350         20,628
                                                                     -----------
                                                                       2,715,727
                                                                     -----------
                                                                       2,983,791
                                                                     -----------
CONSUMER CYCLICAL--4.3%
APPLIANCES & HOUSEHOLD DURABLES--0.1%
Newell Rubbermaid, Inc.                                     1,900         43,035
                                                                     -----------
BROADCASTING & PUBLISHING--1.2%
Comcast Corp. Cl. A (a)                                     1,800         52,884
Comcast Corp. Special Cl.A (a)                              2,700         77,706
Liberty Media Corp. Cl.A(a)                                 5,200         41,860
The E.W. Scripps Co. Cl.A                                   4,100        204,877

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
The Walt Disney Co.                                         3,400    $    82,042
Time Warner, Inc.                                          11,800        213,698
Viacom, Inc. Cl.B                                           3,800        125,438
                                                                     -----------
                                                                         798,505
                                                                     -----------
BUSINESS & PUBLIC SERVICES--0.1%
The Interpublic Group of Cos., Inc. (a)                     5,500         64,020
                                                                     -----------
LEISURE & TOURISM--0.7%
Hilton Hotels Corp.                                           900         20,088
Host Marriott Corp.                                         6,500        109,850
McDonald's Corp.                                            4,400        147,356
Starbucks Corp. (a)                                         2,350        117,735
Starwood Hotels & Resorts Worldwide, Inc.                   1,325         75,750
                                                                     -----------
                                                                         470,779
                                                                     -----------
MERCHANDISING--2.0%
eBay, Inc. (a)                                             11,350        467,620
Limited Brands                                              2,900         59,247
Lowe's Cos., Inc.                                           5,400        347,760
Office Depot, Inc. (a)                                      2,700         80,190
Target Corp.                                                7,100        368,703
                                                                     -----------
                                                                       1,323,520
                                                                     -----------
RECREATION & OTHER CONSUMER--0.1%
Mattel, Inc.                                                3,900         65,052
                                                                     -----------
TEXTILES & APPAREL--0.1%
Jones Apparel Group, Inc.                                   1,800         51,300
V.F. Corp.                                                    500         28,985
                                                                     -----------
                                                                          80,285
                                                                     -----------
                                                                       2,845,196
                                                                     -----------
MEDICAL--3.6%
HEALTH & PERSONAL CARE--3.6%
Amgen, Inc. (a)                                             3,050        242,994
Bristol-Myers Squibb Co.                                    4,000         96,240
Eli Lilly & Co.                                             1,950        104,364
Genentech, Inc. (a)                                         5,400        454,734
Gilead Sciences, Inc. (a)                                   3,700        180,412
HCA, Inc.                                                   1,150         55,108
Johnson & Johnson                                             700         44,296
Medco Health Solutions, Inc. (a)                            1,100         60,313
Merck & Co., Inc.                                           5,500        149,655
Pfizer, Inc.                                               14,400        359,568
St. Jude Medical, Inc. (a)                                  9,150        428,220
Tenet Healthcare Corp. (a)                                  2,800         31,444
Zimmer Holdings, Inc. (a)                                   3,300        227,337
                                                                     -----------
                                                                       2,434,685
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
ENERGY--3.0%
ENERGY EQUIPMENT & SERVICES--0.8%
ENSCO International, Inc.                                   1,400    $    65,226
Halliburton Co.                                             6,050        414,546
Rowan Cos., Inc.                                            1,600         56,784
                                                                     -----------
                                                                         536,556
                                                                     -----------
ENERGY SOURCES--2.2%
ChevronTexaco Corp.                                         4,500        291,285
ConocoPhillips                                              2,400        167,784
Exxon Mobil Corp.                                          12,150        772,011
Marathon Oil Corp.                                          1,500        103,395
Occidental Petroleum Corp.                                  1,300        111,059
                                                                     -----------
                                                                       1,445,534
                                                                     -----------
                                                                       4,416,775
                                                                     -----------
CONSUMER STAPLES--2.5%
BEVERAGES & TOBACCO--0.8%
Altria Group, Inc.                                          3,225        237,715
Kraft Foods, Inc.                                           1,300         39,767
PepsiCo, Inc.                                                 900         51,039
The Coca-Cola Co.                                           2,900        125,251
UST, Inc.                                                   1,500         62,790
                                                                     -----------
                                                                         516,562
                                                                     -----------
FOOD & HOUSEHOLD PRODUCTS--1.7%
ConAgra Foods, Inc.                                         3,500         86,625
General Mills, Inc.                                         1,700         81,940
Kellogg Co.                                                   700         32,291
Safeway, Inc.                                               2,700         69,120
SUPERVALU, Inc.                                             1,500         46,680
The Clorox Co.                                              1,400         77,756
The Kroger Co. (a)                                          3,700         76,183
The Procter & Gamble Co.                                    8,550        508,383
Whole Foods Market, Inc.                                    1,000        134,450
                                                                     -----------
                                                                       1,113,428
                                                                     -----------
                                                                       1,629,990
                                                                     -----------
CAPITAL EQUIPMENT--2.2%
AEROSPACE & DEFENSE--0.6%
Goodrich Corp.                                              1,200         53,208
Lockheed Martin Corp.                                       1,000         61,040
Northrop Grumman Corp.                                      1,750         95,113
The Boeing Co.                                              2,500        169,875
                                                                     -----------
                                                                         379,236
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
AUTOMOBILES--0.3%
Autoliv, Inc.                                               1,200    $    52,200
BorgWarner, Inc.                                            1,000         56,460
Cooper Tire & Rubber Co.                                      900         13,743
Johnson Controls, Inc.                                        700         43,435
Lear Corp.                                                  1,400         47,558
                                                                     -----------
                                                                         213,396
                                                                     -----------
INDUSTRIAL COMPONENTS--0.1%
Eaton Corp.                                                 1,000         63,550
                                                                     -----------
MULTI-INDUSTRY--1.2%
Crane Co.                                                     800         23,792
General Electric Co.                                       18,500        622,894
Hubbell, Inc. Cl.B                                          1,250         58,663
SPX Corp.                                                   1,000         45,950
Textron, Inc.                                                 800         57,376
                                                                     -----------
                                                                         808,675
                                                                     -----------
                                                                       1,464,857
                                                                     -----------
TELECOMMUNICATIONS--0.8%
BellSouth Corp.                                             1,100         28,930
SBC Communications, Inc.                                    3,300         79,101
Sprint Corp. (FON Group)                                    7,400        175,972
Verizon Communications, Inc.                                7,400        241,906
                                                                     -----------
                                                                         525,909
                                                                     -----------
INDUSTRIAL COMMODITIES--0.7%
CHEMICAL--0.3%
E.I. du Pont de Nemours & Co.                               1,400         54,838
PPG Industries, Inc.                                        1,100         65,109
The Lubrizol Corp.                                          1,100         47,663
                                                                     -----------
                                                                         167,610
                                                                     -----------
FOREST & PAPER--0.2%
Kimberly-Clark Corp.                                        1,400         83,342
Smurfit-Stone Container Corp. (a)                           2,300         23,828
                                                                     -----------
                                                                         107,170
                                                                     -----------
METAL -STEEL--0.1%
United States Steel Corp.                                   1,600         67,760
                                                                     -----------
MISCELLANEOUS MATERIALS--0.1%
Owens-Illinois, Inc. (a)                                    2,300         47,426
                                                                     -----------
                                                                         389,966
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
TRANSPORTATION--0.4%
TRANSPORTATION - ROAD & RAIL--0.4%
Burlington Northern Santa Fe Corp.                          1,000    $    59,800
CSX Corp.                                                   1,500         69,720
Norfolk Southern Corp.                                      2,200         89,232
Union Pacific Corp.                                         1,050         75,285
                                                                     -----------
                                                                         294,037
                                                                     -----------
UTILITIES--0.4%
ELECTRIC & GAS UTILITY--0.4%
American Electric Power Co., Inc.                           1,400         55,580
Entergy Corp.                                               1,000         74,320
Exelon Corp.                                                  250         13,360
Northeast Utilities                                         2,100         41,895
Wisconsin Energy Corp.                                      1,550         61,876
                                                                     -----------
                                                                         247,031
                                                                     -----------
Total United States Investments
   (cost $23,662,698)                                                 26,061,656
                                                                     -----------
FOREIGN INVESTMENTS--23.5%
AUSTRALIA--1.1%
Aristocrat Leisure Ltd.                                     5,734         51,950
Centro Properties Group                                     6,000         27,427
Coles Myer Ltd.                                             2,763         21,649
DB RREEF Trust                                             30,551         31,900
General Property Trust                                     19,000         56,553
Macquarie CountryWide Trust                                21,380         32,191
Macquarie Goodman Group                                    12,807         41,502
QBE Insurance Group Ltd.                                    2,841         40,499
Rinker Group Ltd.                                           6,536         83,028
Stockland                                                   9,479         44,541
Valad Property Group                                       26,959         30,205
Westfield Group                                            18,589        238,199
                                                                     -----------
                                                                         699,644
                                                                     -----------
BELGIUM--0.2%
Delhaize Group                                              2,000        118,517
                                                                     -----------
BERMUDA--0.9%
Marvell Technology Group Ltd. (a)                           8,000        368,880
Nabors Industries Ltd. (a)                                  3,600        258,588
                                                                     -----------
                                                                         627,468
                                                                     -----------
BRAZIL--0.3%
Petroleo Brasileiro S.A. (ADR)                              2,500        166,341
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
CANADA--1.3%
Allied Properties Real Estate Investment Trust              2,100    $    32,245
Bank of Nova Scotia                                         2,500         93,355
Boardwalk Real Estate Investment Trust                      1,500         27,613
Canadian Apartment Properties Real Estate
   Investment Trust                                         2,000         24,688
Canadian Natural Resources Ltd.                             2,600        117,419
Canadian Real Estate Investment Trust                       2,450         45,944
Cominar Real Estate Investment Trust                        2,400         40,072
Dundee Real Estate Investment Trust                           600         13,672
H&R Real Estate Investment Trust                            3,500         62,503
InnVest Real Estate Investment Trust                        2,400         26,281
Manulife Financial Corp.                                    1,000         53,333
Primaris Retail Real Estate Investment Trust                4,050         55,916
RioCan Real Estate Investment Trust                         8,875        171,851
Summit Real Estate Investment Trust                         3,700         72,568
                                                                     -----------
                                                                         837,460
                                                                     -----------
CHINA--0.2%
China Petrolium & Chemical Corp.                          140,000         63,863
China Shenhua Energy Co., Ltd. (a)                         47,500         55,721
                                                                     -----------
                                                                         119,584
                                                                     -----------
EGYPT--0.0%
Orascom Telecom Holding SAE (GDR)                             438         21,410
                                                                     -----------
FINLAND--0.0%
Sponda Oyj                                                  2,800         29,679
                                                                     -----------
FRANCE--3.2%
Arcelor                                                     6,000        140,217
Assurance Generales de France (AGF)                         1,200        114,983
Bail Investissement Fonciere                                  700         33,827
BNP Paribas S.A.                                            1,711        130,192
CapGemini, SA (a)                                           2,197         85,831
Credit Agricole, SA                                         3,010         88,359
Essilor International, SA                                     262         21,690
European Aeronautic Defence and Space Co.                   2,450         86,976
Groupe Danone                                                 192         20,793
Klepierre                                                   1,340        134,576
Renault, SA                                                 1,900        180,630
Sanofi-Aventis,SA                                           2,963        245,386
Societe Generale                                              700         79,976
Total, SA                                                   1,326        360,960
Unibail                                                     2,050        297,274
Vinci, SA                                                     901         77,623
                                                                     -----------
                                                                       2,099,293
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
GERMANY--0.8%
Continental AG                                              1,800    $   148,162
Depfa Bank Plc                                              2,530         40,728
E.On AG                                                     1,300        119,815
Man AG                                                      1,200         61,586
Muenchener Rueckversicherungs - Gesellschaft
   AG (MunichRe)                                            1,000        114,264
SAP AG                                                        344         59,617
                                                                     -----------
                                                                         544,172
                                                                     -----------
GREECE--0.1%
EFG Eurobank Ergasias                                         944         29,331
Greek Organisation of Football Prognostics, SA              1,239         38,555
                                                                     -----------
                                                                          67,886
                                                                     -----------
HONG KONG--1.1%
Esprit Holdings Ltd.                                       17,000        127,136
Henderson Land Development Co., Ltd.                       26,000        130,314
Kerry Properties Ltd.                                      42,000        106,492
Li & Fung Ltd.                                             34,000         78,753
Sun Hung Kai Properties Ltd.                               28,700        298,179
                                                                     -----------
                                                                         740,874
                                                                     -----------
HUNGARY--0.1%
Mol Magyar Olaj-es Gazipari Rt.                               500         55,308
                                                                     -----------
INDIA--0.0%
Infosys Technologies Ltd.                                     484         27,808
                                                                     -----------
IRELAND--0.4%
Allied Irish Banks Plc                                      3,501         74,602
Anglo Irish Bank Corp. Plc                                  5,246         71,416
CRH Plc                                                     3,523         95,598
                                                                     -----------
                                                                         241,616
                                                                     -----------
ISRAEL--0.5%
Bank Leumi Le-Israel                                       14,400         48,405
Teva Pharmaceutical Industries Ltd. (ADR)                   8,050        269,032
                                                                     -----------
                                                                         317,437
                                                                     -----------
ITALY--0.6%
Beni Stabili SpA                                           22,700         23,957
Eni S.p.A.                                                  9,862        292,540
Luxottica Group S.p.A.                                      2,280         56,766
                                                                     -----------
                                                                         373,263
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
JAPAN--3.5%
Aeon Credit Service Co., Ltd.                                 700    $    51,047
Canon, Inc.                                                 2,500        135,672
Denso Corp.                                                 3,400         99,013
Honda Motor Co., Ltd.                                       2,600        147,811
Hoya Corp.                                                  1,000         33,356
Hoya Corp. (a) (b)                                          3,000        102,008
Japan Retail Fund Investment Corp.                             10         80,649
Japan Tobacco, Inc.                                             8        126,321
JFE Holdings, Inc.                                          3,600        117,417
Keyence Corp.                                                 500        126,301
Mitsubishi Corp.                                           10,000        197,876
Mitsubishi Tokyo Financial Group, Inc.                         10        130,929
Mitsui & Co., Ltd.                                          3,000         37,667
Mitsui Fudosan Co., Ltd.                                   10,100        152,534
Nippon Building Fund, Inc.                                     13        110,979
Nitto Denko Corp.                                           1,700         96,046
Orix Corp.                                                    800        144,993
Shimamura Co., Ltd.                                           200         22,252
Sumitomo Electric Industries Ltd.                           3,000         40,620
Sumitomo Mitsui Financial Group, Inc.                          28        265,086
Takashimaya Co., Ltd.                                       1,000         12,772
Takeda Pharmaceutical Co., Ltd.                               200         11,973
Yamada Denki Co., Ltd.                                        900         68,532
                                                                     -----------
                                                                       2,311,854
                                                                     -----------
KOREA--0.6%
Hyundai Motor Co.                                             700         54,851
Kookmin Bank                                                1,370         81,144
POSCO                                                         600        135,637
Samsung Electronics Co., Ltd.                                  90         50,974
Shinhan Financial Group Co., Ltd.                           1,570         54,752
                                                                     -----------
                                                                         377,358
                                                                     -----------
MEXICO--0.3%
America Movil, SA de C.V. (ADR)                             3,400         89,488
Grupo Televisa, SA (ADR)                                      600         43,026
Wal-Mart de Mexico SA de C.V.                               7,100         36,196
                                                                     -----------
                                                                         168,710
                                                                     -----------
NETHERLANDS--0.7%
Eurocommercial Properties NV                                  675         25,565
ING Groep NV                                                9,630        287,055
Rodamco Europe NV                                           1,550        134,164
Wereldhave NV                                                 255         27,020
                                                                     -----------
                                                                         473,804
                                                                     -----------
NORWAY--0.1%
Norsk Hydro ASA                                               617         68,708
                                                                     -----------
PANAMA--0.2%
Carnival Corp.                                              3,000        149,940
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
SINGAPORE--0.7%
Ascendas Real Estate Investment Trust                     118,650    $   153,719
CapitaMall Trust                                           61,000         84,848
Flextronics International Ltd. (a)                          6,800         87,380
Singapore Telecommunications Ltd.                          82,000        118,910
                                                                     -----------
                                                                         444,857
                                                                     -----------
SOUTH AFRICA--0.0%
Telkom South Africa Ltd.                                      809         16,035
                                                                     -----------
SPAIN--0.6%
Banco Bilbao Vizcaya Argentaria, SA                         7,792        136,754
Endesa, SA                                                  5,000        133,853
Industria de Diseno Textil, SA                                  2             59
Inmobiliaria Colonial, SA                                     650         39,471
Repsol YPF, SA                                              3,600        116,299
                                                                     -----------
                                                                         426,436
                                                                     -----------
SWEDEN--0.1%
Telefonaktiebolaget LM Ericsson                            24,169         88,878
                                                                     -----------
SWITZERLAND--2.1%
Alcon, Inc.                                                 4,050        517,915
Compagnie Financiere Richemont AG                           2,802        111,321
Credit Suisse Group                                         5,168        229,301
Nestle, SA                                                    107         31,427
Nobel Biocare Holding AG                                      438        103,257
Novartis AG                                                 2,524        128,369
Roche Holding AG                                            1,208        167,828
UBS AG                                                      1,377        117,369
                                                                     -----------
                                                                       1,406,787
                                                                     -----------
TAIWAN--0.3%
Asustek Computer, Inc.                                     14,600         39,266
Hon Hai Precision Industry Co., Ltd.                        1,370          6,406
Quanta Computer, Inc. (GDR) (a)                             5,725         46,924
Taiwan Semiconductor Manufacturing Co., Ltd.               25,649         41,316
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)          9,624         79,109
                                                                     -----------
                                                                         213,021
                                                                     -----------
THAILAND--0.0%
PTT Public Co., Ltd.                                        4,400         26,157
                                                                     -----------

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
UNITED KINGDOM--3.5%
02 Plc                                                     19,858    $    55,266
Aviva Plc                                                   9,600        105,500
BAE Systems Plc                                            14,423         87,515
Barclays Plc                                               10,600        107,067
BHP Billiton Plc                                            5,213         84,239
BP Plc                                                      9,100        107,454
British Land Co. Plc                                        5,016         83,297
Brixton Plc                                                 3,100         21,330
Capita Group Plc                                            6,449         42,910
Capital & Regional Plc                                      2,532         35,938
Derwent Valley Holdings Plc                                 1,600         36,866
Enterprise Inns Plc                                         3,724         55,407
Friends Provident Plc                                      20,270         66,902
GlaxoSmithKline Plc                                         2,100         53,569
Hammerson Plc                                               4,750         78,188
HBOS Plc                                                    7,750        116,858
J Sainsbury Plc                                            16,500         81,594
Land Securities Group Plc                                   4,368        114,086
Liberty International Plc                                   2,225         39,085
Man Group Plc                                               1,037         30,304
Reckitt Benckiser Plc                                         844         25,743
Royal Bank of Scotland Group Plc                            5,000        142,031
SABMiller Plc                                               7,148        139,085
Slough Estates Plc                                          4,300         40,435
Smiths Group Plc                                              791         13,388
Standared Chartered                                         5,529        119,444
Tesco Plc                                                  16,259         88,869
Vodafone Group Plc                                         40,500        105,368
Wolseley Plc                                                1,857         39,379
WPP Group Plc                                               9,424         96,109
Xstrata Plc                                                 3,320         86,171
                                                                     -----------
                                                                       2,299,397
                                                                     -----------
Total Foreign Investments
   (cost $13,771,531)                                                 15,559,702
                                                                     -----------
Total Common Stocks
   (cost $37,434,229)                                                 41,621,358
                                                                     -----------
CORPORATE DEBT OBLIGATIONS--33.4%

AUTOMOTIVE--0.7%
Daimlerchrysler North America Holdings
   4.75%, 1/15/08                                         $   200        198,946
Ford Motor Credit Co.
   7.375%, 10/28/09                                           300        289,785
                                                                     -----------
                                                                         488,731
                                                                     -----------

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
BANKS--3.0%
Bank of America Corp.
   7.40%, 1/15/11                                            $250    $   279,191
HSBC Finance Corp.
   4.75%, 4/15/10                                             300        298,851
HVB Funding  Trust I
   8.741%, 6/30/31 (d)                                        150        195,407
Mizuho Finance (Cayman Islands)
   8.375%, 12/29/49                                           200        216,500
PNC Bank
   4.875%, 9/21/17                                            500        485,217
Wachovia Corp.
   5.25%, 8/01/14                                             500        507,011
                                                                     -----------
                                                                       1,982,177
                                                                     -----------
FINANCE--13.3%
Assurant, Inc.
   5.625%, 2/15/14                                            300        304,494
Bear Stearns Co., Inc.
   2.875%, 7/02/08                                            300        286,424
Boeing Capital Corp.
   6.50%, 2/15/12                                             400        435,889
CIT Group, Inc.
   5.50%, 11/30/07                                            300        304,983
Citigroup, Inc.
   5.00%, 9/15/14                                             400        397,840
Colonial Realty LP
   4.75%, 2/01/10                                             150        146,780
Credit Suisse First Boston USA, Inc.
   4.625%, 1/15/08                                            100         99,963
   4.125%, 1/15/10                                            200        194,953
Duke Capital LLC
   5.668%, 8/15/14                                            550        558,542
Encana Holdings Finance Corp
   5.80%, 5/01/14                                             500        526,592
EOP Operating LP
   4.75%, 3/15/14                                             400        385,238
ERP Operating LP
   5.25%, 9/15/14                                             400        402,600
General Electric Capital Corp.
   6.75%, 3/15/32                                             200        235,246
   Series A
   3.50%, 12/05/07                                            200        195,733
Goldman Sachs Group, Inc.
   4.50%, 6/15/10                                             500        492,040
International Lease Finance Corp.
   5.00%, 4/15/10                                             300        301,066
JPMorgan Chase & Co.
   5.25%, 5/30/07-5/01/15                                     600        604,852
Lehman Brothers Holdings, Inc.
   4.00%, 1/22/08                                             300        295,951

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
MBNA America Bank NA
   5.375%, 1/15/08                                           $350    $   354,913
Merrill Lynch & Co.
   Series C
   4.25%, 2/08/10                                             400        391,040
Morgan Stanley
   3.701%, 1/12/07 (c)                                        100        100,115
   3.875%, 1/15/09                                            300        292,433
North Front Pass-Thru Trust
   5.81%, 12/15/24 (d) (e)                                    250        251,425
Sanwa Bank Ltd.
   7.40%, 6/15/11                                             150        166,321
SPI Electricity & Gas Australia Holdings Pty Ltd.
   6.15%, 11/15/13 (d)                                        238        255,592
USA Education
   Series A
   5.625%, 4/10/07                                            400        406,160
Washington Mutual, Inc.
   4.20%, 1/15/10                                             400        390,359
XL Capital Ltd.
   5.25%, 9/15/14                                             100         96,470
                                                                     -----------
                                                                       8,874,014
                                                                     -----------
INDUSTRIALS--7.3%
AOL Time Warner
   6.875%, 5/01/12                                            500        546,442
AT&T Broadband
   8.375%, 3/15/13                                            400        473,267
British Sky Broadcasting
   8.20%, 7/15/09                                             100        110,974
Burlington Northern Santa Fe
   4.875%, 1/15/15                                            100         98,709
Cox Communications, Inc.
   4.625%, 1/15/10                                            100         97,775
CSX Corp.
   5.50%, 8/01/13                                             400        410,916
CVS Corp.
   4.00%, 9/15/09                                             100         97,221
Federated Department Stores, Inc.
   6.625%, 4/01/11                                            100        107,567
Kraft Foods, Inc.
   4.125%, 11/12/09                                           325        316,905
Kroger Co.
   4.95%, 1/15/15                                             400        381,629
Lubrizol Corp.
   4.625%, 10/01/09                                           300        294,913
News America, Inc.
   6.55%, 3/15/33                                             100        103,970
Raytheon Co.
   4.85%, 1/15/11                                             400        399,020

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Tyco International Group, SA
   6.00%, 11/15/13                                           $400    $   422,557
United Technologies Corp.
   4.875%, 5/01/15                                            500        499,255
Weyerhaeuser Co.
   7.375%, 3/15/32                                            100        113,122
Wyeth
   5.50%, 2/01/14                                             400        409,892
                                                                     -----------
                                                                       4,884,134
                                                                     -----------
OIL--2.1%
Devon Financing Corp.
   6.875%, 9/30/11                                            300        329,765
FPL Group Capital, Inc.
   Series A
   4.086%, 2/16/07                                            100         99,343
Marathon Oil Corp.
   6.80%, 3/15/32                                             400        459,108
Sunoco, Inc.
   4.875%, 10/15/14                                           150        146,732
Valero Energy Corp.
   6.875%, 4/15/12                                            300        329,416
                                                                     -----------
                                                                       1,364,364
                                                                     -----------
TELECOMMUNICATIONS--4.1%
AT&T Wireless Services, Inc.
   7.875%, 3/01/11                                            500        569,249
Bellsouth Corp.
   4.20%, 9/15/09                                             300        294,184
Deutsche Telekom Int. Fin.
   5.25%, 7/22/13                                             400        403,840
SBC Communications
   4.125%, 9/15/09                                            300        292,437
   5.625%, 6/15/16                                            100        102,225
Sprint Capital Corp.
   8.75%, 3/15/32                                             400        536,371
Telecom Italia Capital
   6.00%, 9/30/34 (d)                                         400        391,978
Telus Corp. (Canada)
   7.50%, 6/01/07                                             100        104,425
                                                                     -----------
                                                                       2,694,709
                                                                     -----------
UTILITIES--2.9%
Alabama Power Capital Trust
   5.50%, 10/01/42 (e)                                        174        175,926
Ohio Power Co.
   Series F
   5.50%, 2/15/13                                             100        102,806
Pacific Gas & Electric
   4.80%, 3/01/14                                             300        293,335
   6.05%, 3/01/34                                             100        104,039
Progress Energy, Inc.
   6.85%, 4/15/12                                             500        541,485

                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
Southern California Edison
   Series 05-A
   5.00%, 1/15/16                                          $  500    $   497,660
Verizon Florida, Inc.
   Series F
   6.125%, 1/15/13                                            200        207,661
                                                                     -----------
                                                                       1,922,912
                                                                     -----------
Total Corporate Debt Obligations
   (cost $22,508,347)                                                 22,211,041
                                                                     -----------
U.S. GOVERNMENT & GOVERNMENT SPONSORED AGENCY
   OBLIGATIONS--0.5%
U.S. Treasury Bond
   5.375%, 2/15/31                                            130        145,641
U.S. Treasury Note
   4.250%, 11/15/14                                           170        168,784
                                                                     -----------
Total U.S. Government & Government Sponsored Agency
   Obligations
   (cost $321,910)                                                       314,425
                                                                     -----------
SHORT-TERM INVESTMENT--3.2%
TIME DEPOSIT--3.2%
The Bank of New York
   2.75% 10/03/05
   (cost $2,160,000)                                        2,160      2,160,000
                                                                     -----------
TOTAL INVESTMENTS--99.7%
   (cost $62,424,486)                                                 66,306,824
Other assets less liabilities--0.3%                                      182,593
                                                                     -----------
NET ASSETS--100%                                                     $66,489,417
                                                                     ===========

SECTOR DIVERSIFICATION
September 30, 2005 (unaudited)

SECTOR                                      U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Finance                                      $20,288,355            30.5%
Technology / Electronics                       6,760,416            10.2
Construction & Housing                         6,642,197            10.0
Energy                                         5,035,812             7.6
Industrial                                     4,884,134             7.4
Medical                                        4,010,470             6.0
Consumer Cyclical                              3,680,100             5.5
Telecommunications                             3,627,095             5.5
Capital Equipment                              2,874,140             4.3
Utilities                                      2,423,611             3.6
Consumer Staples                               2,262,339             3.4
Industrial Commodities                         1,049,693             1.6
U.S. Government & Government Sponsored
   Agency Obligations                            314,425             0.5
Transportation                                   294,037             0.4
                                             -----------           -----
Total Investments*                            64,146,824            96.5
Cash and receivables, net of liabilities       2,342,593             3.5
                                             -----------           -----
Net Assets                                   $66,489,417           100.0%
                                             -----------           -----

*Excludes short-term investments.

FINANCIAL FUTURES CONTRACTS PURCHASED

             Number of   Expiration   Original        Value at         Unrealized
   Type      Contracts     Month        Value    September 30, 2005   Appreciation
----------------------------------------------------------------------------------
Euro Stoxx                December
50 Index         4          2005      $161,855        $165,182           $3,327

                                                                         $3,327
                                                                         ======

(a)  Non-income producing security.

(b)  When Issued security.

(c) Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at September 30, 2005.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005 , the aggregate market value of these securities amounted to $ 702,424 or 1.1% of net assets.

(e)  Variable rate coupon, rate shown as of September 30, 2005.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

     Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERSTEIN VARIABLE PRODUCTS SERIES FUND -
WEALTH APPRECIATION STRATEGY
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--97.2%
UNITED STATES INVESTMENTS--62.0%
FINANCE--14.5%
BANKING--5.8%
Bank of America Corp.                                       7,100    $   298,910
Citigroup, Inc.                                             8,950        407,403
Fannie Mae                                                  2,200         98,604
Freddie Mac                                                 1,700         95,982
Huntington Bancshares, Inc.                                 2,000         44,940
JPMorgan Chase & Co.                                        5,800        196,794
KeyCorp                                                       500         16,125
Mellon Financial Corp.                                      1,900         60,743
National City Corp.                                         1,900         63,536
Northern Trust Corp.                                        1,100         55,605
PNC Financial Services Group, Inc.                            400         23,208
SunTrust Banks, Inc.                                        1,125         78,131
US Bancorp                                                  2,000         56,160
Wachovia Corp.                                              3,150        149,909
Wells Fargo & Co.                                           1,900        111,283
                                                                     -----------
                                                                       1,757,333
                                                                     -----------
FINANCIAL SERVICES--3.9%
Countrywide Financial Corp.                                 1,600         52,768
Federated Investors, Inc.                                   1,050         34,892
Franklin Resources, Inc.                                    2,000        167,920
Legg Mason, Inc.                                            1,500        164,535
Lehman Brothers Holdings, Inc.                                600         69,888
MBIA, Inc.                                                    500         30,310
Merrill Lynch & Co., Inc.                                   3,575        219,326
Morgan Stanley                                              2,250        121,365
The Goldman Sachs Group, Inc.                               2,475        300,911
Waddell & Reed Financial, Inc.                                900         17,424
                                                                     -----------
                                                                       1,179,339
                                                                     -----------
INSURANCE--4.8%
AFLAC, Inc.                                                 2,000         90,600
American International Group, Inc.                          5,900        365,563
Genworth Financial, Inc.                                    1,600         51,584
MetLife, Inc.                                               1,600         79,728
The Allstate Corp.                                            200         11,058
The Chubb Corp.                                               700         62,685
The Hartford Financial Services Group, Inc.                 1,025         79,099
The Progressive Corp.                                         600         62,862
The St. Paul Travelers Cos., Inc.                           1,900         85,253
Torchmark Corp.                                             1,000         52,830
UnitedHealth Group, Inc.                                    5,000        281,000
WellPoint, Inc. (a)                                         2,900        219,878
                                                                     -----------
                                                                       1,442,140
                                                                     -----------
                                                                       4,378,812
                                                                     -----------
TECHNOLOGY / ELECTRONICS--13.4%
DATA PROCESSING--8.7%
Agere System, Inc. (a)                                      2,000         20,820
Apple Computer, Inc. (a)                                    8,850        474,449
Arrow Electronics, Inc. (a)                                 1,350         42,336

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Avnet, Inc. (a)                                             1,800    $    44,010
Dell, Inc. (a)                                              9,800        335,160
Electronic Arts, Inc. (a)                                   4,400        250,316
Electronic Data Systems Corp.                               2,600         58,344
Google, Inc. Cl.A (a)                                       1,590        503,171
Hewlett-Packard Co.                                         6,100        178,120
International Business Machines Corp.                         950         76,209
Microsoft Corp.                                             1,600         41,168
Network Appliance, Inc. (a)                                 3,200         75,968
Sanmina-SCI Corp. (a)                                       7,800         33,462
Solectron Corp. (a)                                        11,500         44,965
Tech Data Corp. (a)                                         1,300         47,723
Yahoo!, Inc. (a)                                           11,800        399,312
                                                                     -----------
                                                                       2,625,533
                                                                     -----------
ELECTRICAL & ELECTRONICS--4.4%
ADC Telecommunications, Inc. (a)                            1,300         29,718
Broadcom Corp. Cl. A (a)                                    6,100        286,151
Corning, Inc. (a)                                          11,700        226,161
Juniper Networks, Inc. (a)                                 12,500        297,375
QUALCOMM, Inc.                                             10,100        451,975
Tellabs, Inc. (a)                                           3,300         34,716
                                                                     -----------
                                                                       1,326,096
                                                                     -----------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.4%
Intel Corp.                                                 1,700         41,905
Texas Instruments, Inc.                                     2,000         67,800
                                                                     -----------
                                                                         109,705
                                                                     -----------
                                                                       4,061,334
                                                                     -----------
CONSUMER CYCLICAL--6.6%
BROADCASTING & PUBLISHING--1.8%
Comcast Corp. Special Cl. A (a)                             2,750         79,145
Liberty Media Corp. Cl. A (a)                               2,200         17,710
The E.W. Scripps Co. Cl. A                                  3,100        154,907
The Walt Disney Co.                                         1,200         28,956
Time Warner, Inc. (a)                                       9,300        168,423
Viacom, Inc. Cl. B                                          2,950         97,380
                                                                     -----------
                                                                         546,521
                                                                     -----------
BUSINESS & PUBLIC SERVICES--0.2%
The Interpublic Group of Cos., Inc. (a)                     4,200         48,888
                                                                     -----------
HOUSEHOLD - APPLIANCES/ DURABLES--0.1%
Newell Rubbermaid, Inc.                                     1,400         31,710
                                                                     -----------
LEISURE & TOURISM--0.9%
Hilton Hotels Corp.                                           400          8,928
Host Marriott Corp.                                         3,025         51,123
McDonald's Corp.                                            3,100        103,819
Starbucks Corp. (a)                                         1,750         87,675
Starwood Hotels & Resorts Worldwide, Inc.                     575         32,873
                                                                     -----------
                                                                         284,418
                                                                     -----------
MERCHANDISING--3.3%
eBay, Inc. (a)                                              8,600        354,319
Limited Brands, Inc.                                        1,900         38,817
Lowe's Cos., Inc.                                           4,100        264,040
Office Depot, Inc. (a)                                      2,200         65,340

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Target Corp.                                                5,300    $   275,229
                                                                     -----------
                                                                         997,745
                                                                     -----------
RECREATION & OTHER CONSUMER--0.2%
Mattel, Inc.                                                3,100         51,708
                                                                     -----------
TEXTILES & APPAREL--0.1%
Jones Apparel Group, Inc.                                   1,500         42,750
                                                                     -----------
                                                                       2,003,740
                                                                     -----------
MEDICAL--6.0%
HEALTH & PERSONAL CARE--6.0%
Amgen, Inc. (a)                                             2,300        183,241
Bristol-Myers Squibb Co.                                    3,200         76,992
Eli Lilly & Co.                                             1,450         77,604
Genentech, Inc. (a)                                         3,950        332,630
Gilead Sciences, Inc. (a)                                   2,800        136,528
HCA, Inc.                                                     900         43,128
Medco Health Solutions, Inc. (a)                              900         49,347
Merck & Co., Inc.                                           4,000        108,840
Pfizer, Inc.                                               11,200        279,664
St. Jude Medical, Inc. (a)                                  6,800        318,240
Tenet Healthcare Corp. (a)                                  2,300         25,829
Zimmer Holdings, Inc. (a)                                   2,500        172,225
                                                                     -----------
                                                                       1,804,268
                                                                     -----------
ENERGY--5.1%
ENERGY EQUIPMENT & SERVICES--1.4%
ENSCO International, Inc.                                   1,200         55,908
Halliburton Co.                                             4,600        315,192
Rowan Cos., Inc.                                            1,300         46,137
                                                                     -----------
                                                                         417,237
                                                                     -----------
ENERGY SOURCES--3.7%
ChevronTexaco Corp.                                         3,500        226,555
ConocoPhillips                                              2,250        157,298
Exxon Mobil Corp.                                           9,025        573,448
Marathon Oil Corp.                                          1,200         82,716
Occidental Petroleum Corp.                                  1,000         85,430
                                                                     -----------
                                                                       1,125,447
                                                                     -----------
                                                                       1,542,684
                                                                     -----------
CONSTRUCTION & HOUSING--4.9%
BUILDING MATERIALS--0.3%
Martin Marietta Materials, Inc.                               600         47,076
Vulcan Materials Co.                                          700         51,947
                                                                     -----------
                                                                          99,023
                                                                     -----------
CONSTRUCTION & HOUSING--0.3%
Pulte Homes, Inc.                                           2,400        103,008
                                                                     -----------
REAL ESTATE--4.2%
Alexandria Real Estate Equities, Inc.                         620         51,268
Archstone-Smith Trust                                       1,100         43,857
Arden Realty, Inc.                                            350         14,410
AvalonBay Communities, Inc.                                   400         34,280
Boston Properties, Inc.                                       600         42,540
Brookfield Properties Co.                                   1,275         37,574
Camden Property Trust                                         275         15,331
CarrAmerica Realty Corp.                                      650         23,368

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Corporate Office Properties Trust                           1,300    $    45,435
Cousins Properties, Inc.                                      300          9,066
Developers Diversified Realty Corp.                         1,305         60,944
Digital Realty Trust, Inc.                                    400          7,200
EastGroup Properties, Inc.                                    600         26,250
Equity Office Properties Trust                                650         21,262
Equity Residential                                          1,300         49,205
Essex Property Trust, Inc.                                    225         20,250
First Potomac Realty Trust                                    400         10,280
General Growth Properties, Inc.                             1,625         73,011
Glenborough Realty Trust, Inc.                                475          9,120
Health Care Property Investors, Inc.                          550         14,845
iStar Financial, Inc.                                         280         11,320
Kimco Realty Corp.                                          1,300         40,846
LaSalle Hotel Properties                                      400         13,780
Maguire Properties, Inc.                                      650         19,533
Mid-America Apartment Communities, Inc.                       425         19,767
Pan Pacific Retail Properties, Inc.                           350         23,065
Prentiss Properties Trust                                     325         13,195
ProLogis                                                    2,225         98,589
Public Storage, Inc.                                          625         41,875
Reckson Associates Realty Corp.                               350         12,093
Regency Centers Corp.                                         750         43,088
Simon Property Group, Inc.                                  1,250         92,649
SL Green Realty Corp.                                         350         23,863
Sovran Self Storage, Inc.                                     200          9,790
Strategic Hotel Capital, Inc.                                 200          3,652
Sunstone Hotel Investors, Inc.                              1,075         26,219
Tanger Factory Outlet Centers, Inc.                           400         11,124
The Macerich Co.                                              350         22,729
The Mills Corp.                                               550         30,294
United Dominion Realty Trust, Inc.                          1,450         34,365
Vornado Realty Trust                                          700         60,634
Windrose Medical Properties Trust                             650          9,932
                                                                     -----------
                                                                       1,271,898
                                                                     -----------
                                                                       1,473,929
                                                                     -----------
CONSUMER STAPLES--4.1%
BEVERAGES & TOBACCO--1.3%
Altria Group, Inc.                                          2,450        180,590
Kraft Foods, Inc.                                             800         24,472
PepsiCo, Inc.                                                 700         39,697
The Coca-Cola Co.                                           2,250         97,178
UST, Inc.                                                   1,000         41,860
                                                                     -----------
                                                                         383,797
                                                                     -----------
FOOD & HOUSEHOLD PRODUCTS--2.8%
ConAgra Foods, Inc.                                         2,600         64,350
General Mills, Inc.                                         1,200         57,840
Kellogg Co.                                                   500         23,065
Safeway, Inc.                                               2,300         58,880
SUPERVALU, Inc.                                             1,300         40,456
The Clorox Co.                                              1,000         55,540
The Kroger Co. (a)                                          3,000         61,770
The Procter & Gamble Co.                                    6,550        389,462
Whole Foods Market, Inc.                                      700         94,115
                                                                     -----------
                                                                         845,478
                                                                     -----------
                                                                       1,229,275
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
CAPITAL EQUIPMENT--3.7%
AEROSPACE & DEFENSE--1.0%
Goodrich Corp.                                              1,000    $    44,340
Lockheed Martin Corp.                                         700         42,728
Northrop Grumman Corp.                                      1,300         70,655
The Boeing Co.                                              2,000        135,900
                                                                     -----------
                                                                         293,623
                                                                     -----------
AUTOMOBILES--0.5%
Autoliv, Inc.                                               1,000         43,500
BorgWarner, Inc.                                              800         45,168
Cooper Tire & Rubber Co.                                      700         10,689
Johnson Controls, Inc.                                        450         27,923
Lear Corporation                                              800         27,176
                                                                     -----------
                                                                         154,456
                                                                     -----------
INDUSTRIAL COMPONENTS--0.2%
Eaton Corp.                                                   800         50,840
                                                                     -----------
MULTI-INDUSTRY--2.0%
Crane Co.                                                     700         20,818
General Electric Co.                                       14,200        478,114
Hubbell, Inc. Cl. B                                           900         42,237
SPX Corp.                                                     800         36,760
Textron, Inc.                                                 600         43,032
                                                                     -----------
                                                                         620,961
                                                                     -----------
                                                                       1,119,880
                                                                     -----------
TELECOMMUNICATIONS--1.3%
BellSouth Corp.                                               900         23,670
SBC Communications, Inc.                                    2,700         64,719
Sprint Nextel Corp.                                         5,200        123,656
Verizon Communications, Inc.                                5,700        186,333
                                                                     -----------
                                                                         398,378
                                                                     -----------
INDUSTRIAL COMMODITIES--1.0%
CHEMICAL--0.4%
E.I. Du Pont de Nemours & Co.                               1,100         43,087
PPG Industries, Inc.                                          850         50,312
The Lubrizol Corp.                                            800         34,664
                                                                     -----------
                                                                         128,063
                                                                     -----------
FOREST & PAPER--0.3%
Kimberly-Clark Corp.                                        1,000         59,530
Smurfit-Stone Container Corp. (a)                           1,800         18,648
                                                                     -----------
                                                                          78,178
                                                                     -----------
METAL-STEEL--0.2%
United States Steel Corp.                                   1,300         55,055
                                                                     -----------
MISCELLANEOUS MATERIALS--0.1%
Owens-Illinois, Inc. (a)                                    1,900         39,178
                                                                     -----------
                                                                         300,474
                                                                     -----------
TRANSPORTATION--0.7%
TRANSPORTATION - ROAD & RAIL--0.7%
Burlington Northern Santa Fe Corp.                            500         29,900
CSX Corp.                                                   1,200         55,776
Norfolk Southern Corp.                                      1,800         73,008

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
Union Pacific Corp.                                           700    $    50,190
                                                                     -----------
                                                                         208,874
                                                                     -----------
UTILITIES--0.6%
ELECTRIC & GAS UTILITY--0.6%
American Electric Power Co., Inc.                           1,100         43,670
Entergy Corp.                                                 800         59,456
Exelon Corp.                                                  175          9,352
Northeast Utilities                                         1,600         31,920
Wisconsin Energy Corp.                                      1,200         47,904
                                                                     -----------
                                                                         192,302
                                                                     -----------
Total United States Investments
(cost $16,894,132)                                                    18,713,950
                                                                     -----------
FOREIGN INVESTMENTS--35.2%
AUSTRALIA--1.3%
Aristocrat Leisure Ltd.                                     4,320         39,139
Centro Properties Group                                     2,900         13,257
Coles Myer Ltd.                                             2,122         16,627
DB Rreef Trust                                             14,407         15,043
General Property Trust                                      8,700         25,895
Macquarie CountryWide Trust                                 7,591         11,430
Macquarie Goodman Group                                     6,607         21,411
QBE Insurance Group Ltd.                                    2,127         30,321
Rinker Group Ltd.                                           4,939         62,741
Stockland                                                   4,452         20,920
Valad Property Group                                       13,479         15,102
Westfield Group                                             8,469        108,522
                                                                     -----------
                                                                         380,408
                                                                     -----------
BELGIUM--0.3%
Delhaize Group                                              1,400         82,962
                                                                     -----------
BERMUDA--1.6%
Marvell Technology Group Ltd. (a)                           5,900        272,048
Nabors Industries Ltd. (a)                                  2,750        197,533
                                                                     -----------
                                                                         469,581
                                                                     -----------
BRAZIL--0.4%
Petroleo Brasileiro, SA (ADR) (a)                           1,800        120,168
                                                                     -----------
CANADA--1.2%
Allied Properties Real Estate Investment Trust              1,000         15,355
Boardwalk Real Estate Investment Trust                        825         15,187
Borealis Retail Real Estate Investment Trust                1,450         20,019
Canadian Apartment Properties Real Estate                     900         11,110
Canadian Natural Resources Ltd.                             1,700         76,774
Canadian Real Estate Investment Trust                       1,300         24,378
Cominar Real Estate Investment Trust                        1,000         16,697
Dundee Real Estate Investment Trust                           400          9,115
H&R Real Estate Investment Trust                            1,500         26,787
InnVest Real Estate Investment Trust                        1,000         10,951
Manulife Financial Corp.                                      600         32,000
RioCan Real Estate Investment Trust                         3,950         76,486
Summit Real Estate Investment Trust                         1,950         38,245
                                                                     -----------
                                                                         373,104
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
EGYPT--0.1%
Orascom Telecom Holding SAE (GDR)                             343    $    16,766
                                                                     -----------
FINLAND--0.1%
Sponda Oyj (a)                                              1,850         19,610
                                                                     -----------
FRANCE--4.8%
Arcelor                                                     4,700        109,837
Assurance Generales de France                               1,000         95,819
Bail Investissement Fonciere                                  350         16,914
BNP Paribas, SA                                             1,243         94,581
CapGemini, SA (a)                                           1,651         64,500
Credit Agricole SA                                          2,260         66,343
Essilor International, SA                                     227         18,792
European Aeronautic Defence And Space Co.                   1,820         64,611
Groupe Danone                                                 149         16,136
Klepierre                                                     600         60,258
Renault, SA (a)                                             1,400        133,096
Sanofi Aventis                                              2,250        186,337
Societe Generale                                              600         68,551
Total, SA                                                   1,025        279,021
Unibail                                                       900        130,510
Vinci, SA                                                     670         57,722
                                                                     -----------
                                                                       1,463,028
                                                                     -----------
GERMANY--1.3%
Continental AG                                              1,300        107,006
Depfa Bank Plc                                              1,740         28,011
E.ON AG                                                       900         82,949
MAN AG                                                        800         41,057
Muenchener Rueckversicherungs - Gesellschaft AG               800         91,411
SAP AG                                                        259         44,886
                                                                     -----------
                                                                         395,320
                                                                     -----------
GREECE--0.2%
EFG Eurobank Ergasias                                         740         22,993
Greek Organization of Football Prognostics, SA                978         30,433
                                                                     -----------
                                                                          53,426
                                                                     -----------
HONG KONG--1.3%
Esprit Holdings Ltd.                                       13,000         97,222
Henderson Land Development Co., Ltd.                       12,000         60,145
Kerry Properties Ltd.                                      19,300         48,936
Li & Fung Ltd.                                             24,000         55,590
Sun Hung Kai Properties Ltd.                               12,700        131,946
                                                                     -----------
                                                                         393,839
                                                                     -----------
HUNGARY--0.1%
Mol Magyar Olaj-es Gazipari Rt                                400         44,247
                                                                     -----------
INDIA--0.1%
Infosys Technologies Ltd.                                     389         22,350
                                                                     -----------
IRELAND--0.6%
Allied Irish Banks Plc                                      2,583         57,257
Anglo Irish Bank Corp., Plc                                 4,007         54,549
CRH Plc                                                     2,743         74,432
                                                                     -----------
                                                                         186,238
                                                                     -----------
ISRAEL--0.7%
Teva Pharmaceutical Industries Ltd. (ADR)                   6,100        203,861
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
ITALY--0.9%
Beni Stabili SpA                                           12,300    $    12,981
Eni S.p.A.                                                  7,598        225,380
Luxottica Group SpA                                         1,726         42,973
                                                                     -----------
                                                                         281,334
                                                                     -----------
JAPAN--5.7%
Aeon Credit Service Co., Ltd.                                 600         43,755
Canon, Inc.                                                 2,100        113,965
Denso Corp.                                                 2,600         75,716
Honda Motor Co., Ltd.                                       1,900        108,016
Hoya Corp. (a)                                                800         26,685
Hoya Corp. (b)                                              2,400         81,607
Japan Retail Fund Investment Corp.                              5         40,325
Japan Tobacco, Inc.                                             6         94,741
JFE Holdings, Inc.                                          2,800         91,324
Keyence Corp.                                                 300         75,780
Mitsubishi Corp.                                            7,400        146,429
Mitsubishi UFJ Financial Group, Inc.                           14        148,614
Mitsui & Co., Ltd.                                          3,000         37,667
Mitsui Fudosan Co., Ltd.                                    4,900         74,002
Nippon Building Fund, Inc.                                      6         51,221
Nitto Denko Corp.                                           1,200         67,797
Orix Corp.                                                    600        108,745
Shimamura Co., Ltd.                                           200         22,252
Sumitomo Electric Industries Ltd.                           2,200         29,788
Sumitomo Mitsui Financial Group, Inc.                          22        208,281
Takashimaya Co., Ltd.                                       1,000         12,772
Takeda Pharmaceutical Co., Ltd.                               200         11,973
Yamada Denki Co., Ltd.                                        700         53,303
                                                                     -----------
                                                                       1,724,758
                                                                     -----------
MEXICO--0.4%
America Movil, S.A. de C.V. Series L (ADR)                  2,600         68,432
Grupo Televisa, SA (ADR)                                      500         35,855
Wal-Mart de Mexico SA de CV                                 4,700         23,961
                                                                     -----------
                                                                         128,248
                                                                     -----------
NETHERLANDS--1.0%
Eurocommercial Properties NV                                  310         11,741
ING Groep NV                                                7,318        218,136
Rodamco Europe NV                                             655         56,695
Wereldhave NV                                                 125         13,245
                                                                     -----------
                                                                         299,817
                                                                     -----------
NORWAY--0.2%
Norsk Hydro ASA                                               468         52,116
                                                                     -----------
PANAMA--0.4%
Carnival Corp.                                              2,200        109,956
                                                                     -----------
PEOPLES REPUBLIC OF CHINA--0.3%
China Petroleum and Chemical Corp.                         94,000         42,880
China Shenhua Energy Co., Ltd. (a)                         35,000         41,058
                                                                     -----------
                                                                          83,938
                                                                     -----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
SINGAPORE--0.9%
Ascendas Real Estate Investment Trust Cl. A (a)            56,595    $    73,322
CapitaMall Trust (a)                                       27,000         37,556
Flextronics International Ltd. (a)                          6,200         79,670
Singapore Telecommunications Ltd.                          57,000         82,657
                                                                     -----------
                                                                         273,205
                                                                     -----------
SOUTH AFRICA--0.0%
Telkon South Africa Ltd.                                      618         12,249
                                                                     -----------
SOUTH KOREA--1.1%
Hyundai Motor Co.                                             600         47,015
Kookmin Bank                                                1,160         68,706
Posco                                                         500        113,031
Samsung Electronics Co., Ltd.                                  80         45,311
Shinhan Financial Group Co., Ltd.                           1,340         46,731
                                                                     -----------
                                                                         320,794
                                                                     -----------
SPAIN--0.7%
Banco Bilbao Vizcaya                                        5,760        101,092
Industria de Diseno Textil, SA (Inditex)                        2             59
Inmobiliaria Colonial                                         300         18,218
Repsol YPF, SA                                              2,700         87,224
                                                                     -----------
                                                                         206,593
                                                                     -----------
SWEDEN--0.3%
Svenska Cellulosa AB, CI.B                                  1,100         38,565
Telefonaktiebolaget LM Ericsson                            18,056         66,398
                                                                     -----------
                                                                         104,963
                                                                     -----------
SWITZERLAND--3.5%
Alcon, Inc.                                                 3,050        390,033
Compagnie Financiere Richemont AG                           2,138         84,941
Credit Suisse Group                                         3,925        174,150
Nestle, SA CI.B                                                80         23,496
Nobel Biocare Holding AG                                      329         77,561
Novartis AG                                                 1,926         97,955
Roche Holding AG                                              879        122,120
UBS AG                                                      1,021         87,026
                                                                     -----------
                                                                       1,057,282
                                                                     -----------
TAIWAN--0.6%
Asustek Computer, Inc.                                     11,300         30,391
Hon Hai Precision Industry                                  1,174          5,490
Quanta Computer, Inc.                                       5,200         42,621
Taiwan Semiconductor Manufacturing Co., Ltd.               27,099         93,881
                                                                     -----------
                                                                         172,383
                                                                     -----------
THAILAND--0.1%
PTT Public Company Ltd.                                     3,300         19,617
                                                                     -----------
UNITED KINGDOM--5.2%
02 Plc                                                     14,771         41,109
Aviva Plc                                                   7,500         82,422
BAE Systems Plc                                             9,611         58,317
Barclays Plc                                                8,100         81,816
Billiton Plc                                                3,884         62,763
BP Plc                                                      3,600         42,509

                                                        Shares or
                                                        Principal
                                                           Amount
Company                                                     (000)   U.S. $ Value
--------------------------------------------------------------------------------
British Land Co. Plc                                        2,131    $    35,388
Brixton Plc                                                 1,950         13,417
Capita Group Plc                                            5,044         33,562
Capital & Regional Plc                                      1,216         17,260
Derwent Valley Holdings Plc                                   800         18,433
Enterprise Inns Plc                                         2,848         42,373
Friends Provident Plc                                      13,180         43,501
GlaxoSmithKline Plc                                         1,700         43,365
Hammerson Plc                                               2,350         38,683
HBOS Plc                                                    5,730         86,400
J. Sainsbury Plc                                           12,000         59,341
Land Securities Group Plc                                   2,011         52,524
Liberty International Plc                                   1,100         19,323
Man Group Plc                                                 689         20,134
Persimmon Plc                                               2,000         30,348
Reckitt Benckiser Plc                                         676         20,619
Royal Bank of Scotland Group Plc                            3,500         99,421
SABMiller Plc                                               5,398        105,034
Slough Estates Plc                                          2,100         19,747
Smiths Group Plc                                              617         10,443
Standared Chartered Bank                                    4,176         90,215
Tesco Plc                                                  12,143         66,371
Vodafone Group Plc                                         30,400         79,091
Wolseley Plc                                                1,422         30,155
WPP Group Plc                                               7,069         72,092
Xstrata Plc                                                 2,580         66,964
                                                                     -----------
                                                                       1,583,140
                                                                     -----------
Total Foreign Investments
   (cost $9,635,828)                                                  10,655,301
                                                                     -----------
Total Common Stocks
   (cost $26,529,960)                                                 29,369,251
                                                                     -----------
SHORT-TERM INVESTMENT--2.0%
TIME DEPOSIT--2.0%
The Bank of New York
    2.75% 10/03/05
   (cost $600,000)                                        $   600        600,000
                                                                     -----------
Total Investments--99.2%
   (cost $27,129,960)                                                 29,969,251
Other assets less liabilities--0.8%                                      235,185
                                                                     -----------
NET ASSETS--100%                                                     $30,204,436
                                                                     ===========

SECTOR DIVERSIFICATION
September 30, 2005 (unaudited)

SECTOR                                      U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Finance                                      $ 6,981,220            23.1%
Technology / Electronics                       5,160,479            17.1
Construction & Housing                         3,285,896            10.9
Medical                                        2,999,238             9.9
Energy                                         2,771,211             9.2
Consumer Cyclical                              2,644,725             8.8
Capital Equipment                              1,794,945             5.9
Consumer Staples                               1,697,975             5.6
Industrial Commodities                           850,755             2.8
Telecommunications                               698,682             2.3
Utilities                                        275,251             0.9
Transportation                                   208,874             0.7
                                             -----------           -----
Total Investments*                            29,369,251            97.2
Cash and receivables, net of liabilities         835,185             2.8
                                             -----------           -----
Net Assets                                   $30,204,436           100.0%
                                             -----------           -----

*Excludes short-term investments.

FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                Value at
                      Number of     Expiration    Original   September 30,    Unrealized
        Type          Contracts       Month         Value         2005       Appreciation
-----------------------------------------------------------------------------------------
Euro Stoxx 50 Index       6       December 2005    243,043      247,774         $4,731

(a)  Non-income producing security.

(b)  When Issued security.

     Glossary:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ALLIANCEBERSTEIN VARIABLE PRODUCTS SERIES FUND -
GLOBAL RESEARCH GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005 (unaudited)

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS--97.8 %
UNITED STATES INVESTMENTS--48.6%
FINANCE--10.0%
BANKING - REGIONAL--1.0%
Commerce Bancorp, Inc.                                      1,300     $   39,897
North Fork Bancorporation, Inc.                               900         22,950
                                                                      ----------
                                                                          62,847
                                                                      ----------
BROKERAGE & MONEY MANAGEMENT--3.0%
Franklin Resources, Inc.                                      400         33,584
The Charles Schwab Corp.                                    4,000         57,720
The Goldman Sachs Group, Inc.                                 800         97,264
                                                                      ----------
                                                                         188,568
                                                                      ----------
INSURANCE--2.4%
AFLAC, Inc.                                                   600         27,180
American International Group, Inc.                          2,000        123,920
                                                                      ----------
                                                                         151,100
                                                                      ----------
MORTGAGE BANKING--0.5%
Fannie Mae                                                    700         31,374
                                                                      ----------
MISCELLANEOUS--3.0%
Citigroup, Inc.                                             4,100        186,632
                                                                      ----------
                                                                         620,521
                                                                      ----------
HEALTH CARE--8.2%
BIOTECHNOLOGY--1.9%
Amgen, Inc. (a)                                               300         23,901
Genentech, Inc. (a)                                           700         58,947
Gilead Sciences, Inc. (a)                                     700         34,132
                                                                      ----------
                                                                         116,980
                                                                      ----------
DRUGS--1.4%
Allergan, Inc.                                                300         27,486
Cephalon, Inc. (a)                                            300         13,926
Eli Lilly & Co.                                               300         16,056
Forest Laboratories, Inc. (a)                                 500         19,485
Wyeth                                                         200          9,254
                                                                      ----------
                                                                          86,207
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
MEDICAL PRODUCTS--1.4%
Bausch & Lomb Inc                                             100     $    8,068
St. Jude Medical, Inc. (a)                                    700         32,760
Stryker Corp.                                                 500         24,715
Zimmer Holdings, Inc. (a)                                     300         20,667
                                                                      ----------
                                                                          86,210
                                                                      ----------
MEDICAL SERVICES--3.5%
Caremark Rx, Inc. (a)                                         300         14,979
Health Management Associates, Inc. Cl.A                       900         21,123
UnitedHealth Group, Inc.                                    1,500         84,300
WellPoint Health Networks, Inc. (a)                         1,300         98,566
                                                                      ----------
                                                                         218,968
                                                                      ----------
                                                                         508,365
                                                                      ----------
TECHNOLOGY--7.4%
COMMUNICATION EQUIPMENT--1.8%
Corning, Inc. (a)                                             500          9,665
Juniper Networks, Inc. (a)                                  1,300         30,927
Motorola, Inc.                                                700         15,463
QUALCOMM, Inc.                                              1,200         53,700
                                                                      ----------
                                                                         109,755
                                                                      ----------
COMPUTER HARDWARE/STORAGE--1.3%
Apple Computer, Inc. (a)                                      400         21,444
Dell, Inc. (a)                                                700         23,940
EMC Corp. (a)                                               2,500         32,350
                                                                      ----------
                                                                          77,734
                                                                      ----------
COMPUTER SERVICES--0.3%
Fiserv, Inc. (a)                                              400         18,348
                                                                      ----------
INTERNET MEDIA--1.1%
Google, Inc. Cl.A (a)                                         140         44,304
Yahoo!, Inc. (a)                                              700         23,688
                                                                      ----------
                                                                          67,992
SEMICONDUCTOR CAPITAL EQUIPMENT--0.3%
Applied Materials, Inc.                                       700         11,872
KLA-Tencor Corp.                                              200          9,752
                                                                      ----------
                                                                          21,624
                                                                      ----------
SEMICONDUCTOR COMPONENTS--1.0%
Broadcom Corp. Cl.A (a)                                       700         32,837
Texas Instruments, Inc.                                       800         27,120
                                                                      ----------
                                                                          59,957
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
SOFTWARE--1.6%
McAfee, Inc. (a)                                              300     $    9,426
Microsoft Corp.                                             2,400         61,752
Oracle Corp. (a)                                            2,200         27,258
                                                                      ----------
                                                                          98,436
                                                                      ----------
                                                                         453,846
                                                                      ----------
ENERGY--6.2%
DOMESTIC PRODUCERS--2.1%
Noble Energy, Inc.                                          2,776        130,194
                                                                      ----------
OIL SERVICE--4.1%
FMC Technologies, Inc. (a)                                  1,200         50,532
Halliburton Co.                                             3,000        205,560
                                                                      ----------
                                                                         256,092
                                                                      ----------
                                                                         386,286
                                                                      ----------
CONSUMER SERVICES--5.9%
APPAREL--0.3%
Coach, Inc. (a)                                               600         18,816
                                                                      ----------
BROADCASTING & CABLE--2.0%
News Corp. Cl.A                                             1,200         18,708
Time Warner, Inc.                                           3,700         67,007
Univision Communications, Inc. (a)                          1,400         37,142
                                                                      ----------
                                                                         122,857
                                                                      ----------
RESTAURANT & LODGING--0.5%
Hilton Hotels Corp.                                         1,200         26,784
Outback Steakhouse, Inc.                                      100          3,660
                                                                      ----------
                                                                          30,444
                                                                      ----------
RETAIL - GENERAL MERCHANDISE--3.1%
eBay, Inc. (a)                                                200          8,240
Lowe's Cos., Inc.                                           1,100         70,840
Target Corp.                                                1,100         57,123
The Home Depot, Inc.                                        1,000         38,140
Williams-Sonoma, Inc. (a)                                     500         19,175
                                                                      ----------
                                                                         193,518
                                                                      ----------
                                                                         365,635
                                                                      ----------
CAPITAL GOODS--3.9%
ELECTRICAL EQUIPMENT--0.6%
Emerson Electric Co.                                          500         35,900
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
MISCELLANEOUS--3.3%
General Electric Co.                                        4,300     $  144,781
United Technologies Corp.                                   1,200         62,208
                                                                      ----------
                                                                         206,989
                                                                      ----------
                                                                         242,889
                                                                      ----------
CONSUMER STAPLES--2.8%
FOOD--0.6%
Wm. Wrigley Jr. Co.                                           500         35,940
                                                                      ----------
HOUSEHOLD PRODUCTS--2.2%
Colgate-Palmolive Co.                                         900         47,511
The Procter & Gamble Co.                                    1,500         89,190
                                                                      ----------
                                                                         136,701
                                                                      ----------
                                                                         172,641
                                                                      ----------
CONSUMER MANUFACTURING--1.4%
BUILDING RELATED--1.4%
American Standard Cos., Inc.                                1,400         65,170
Pulte Homes, Inc.                                             500         21,460
                                                                      ----------
                                                                          86,630
                                                                      ----------
BASIC INDUSTRY--1.3%
CHEMICALS--1.3%
Air Products and Chemicals, Inc.                            1,500         82,710
                                                                      ----------
AEROSPACE & DEFENSE--0.5%
AEROSPACE--0.5%
Lockheed Martin Corp.                                         500         30,520
                                                                      ----------
TRANSPORTATION--0.4%
AIR FREIGHT--0.4%
United Parcel Service, Inc. Cl.B                              400         27,652
                                                                      ----------
MULTI-INDUSTRY COMPANIES--0.4%
Danaher Corp.                                                 500         26,915
                                                                      ----------
UTILITIES--0.2%
TELEPHONE UTILITY--0.2%
Sprint Corp. (Fon Group)                                      600         14,268
                                                                      ----------
Total United States Investments
   (cost $2,714,769)                                                   3,018,878
                                                                      ----------
FOREIGN INVESTMENTS--49.2%
AUSTRALIA--0.6%
Rinker Group Ltd.                                           2,838         36,052
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
BERMUDA--3.6%
ACE Ltd.                                                      600     $   28,242
Axis Capital Holdings Ltd.                                  1,000         28,510
Marvell Technology Group Ltd. (a)                             800         36,888
Nabors Industries Ltd. (a)                                  1,800        129,295
                                                                      ----------
                                                                         222,935
                                                                      ----------
BRAZIL--3.4%
Companhia Vale do Rio Doce (ADR)                            1,500         65,790
Petroleo Brasileiro, SA (ADR)                               2,300        146,626
                                                                      ----------
                                                                         212,416
                                                                      ----------
EGYPT--0.2%
Orascom Telecom Holdings SAE (GDR)                            272         13,296
                                                                      ----------
FRANCE--2.4%
Accor, SA                                                     799         40,456
CapGemini, SA (a)                                             473         18,479
Groupe Danone                                                 143         15,486
Sanofi-Aventis, SA                                            495         40,994
Vinci SA                                                      357         30,756
                                                                      ----------
                                                                         146,171
                                                                      ----------
GERMANY--1.2%
Premiere AG (a)                                               524         14,694
SAP AG (ADR)                                                  700         30,331
Siemens AG                                                    318         24,573
                                                                      ----------
                                                                          69,598
                                                                      ----------
GREECE--0.5%
Greek Organization of Football Prognostics, SA                912         28,379
                                                                      ----------
HONG KONG--2.6%
Aluminum Corp. of China Ltd.                               36,000         22,884
China Shenhua Energy Co., Ltd. Cl.H (a)                    55,500         65,106
China Telecom Corp., Ltd. Cl.H                             22,000          8,287
Datang International Power Generation Co., Ltd.            42,000         32,301
Li & Fung Ltd.                                             10,000         23,163
ZTE Corp.                                                   3,000          9,782
                                                                      ----------
                                                                         161,523
                                                                      ----------
INDIA--0.9%
Infosys Technologies (ADR)                                    400         29,712
Ranbaxy Laboratories Ltd. (GDR)                             2,143         23,945
                                                                      ----------
                                                                          53,657
                                                                      ----------
IRELAND-0.1%
CRH PLC                                                       278          7,544

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
ISRAEL--0.7%
Teva Pharmaceutical Industries Ltd. (ADR)                   1,300     $   43,446
                                                                      ----------
ITALY--0.1%
Fastweb (a)                                                   162          7,260
                                                                      ----------
JAPAN--9.7%
Canon, Inc.                                                   500         27,134
Denso Corp.                                                 1,600         46,595
Hitachi Chemical Co., Ltd.                                  1,700         35,563
Hoya Corp.                                                    200          6,671
Hoya Corp. (a) (b)                                            600         20,402
Keyence Corp.                                                 100         25,260
Mitsubishi Corp.                                            2,500         49,469
Mitsubishi Tokyo Financial Group, Inc.                          7         91,650
Mitsui & Co.                                                1,000         12,556
Nitto Denko Corp.                                             300         16,949
Nomura Holdings, Inc.                                       6,900        107,356
Shionogi & Co., Ltd.                                        2,000         27,325
Sumitomo Electric Industries, Ltd.                          1,400         18,956
Takeda Pharmaceutical Co., Ltd.                               200         11,973
Toyota Motor Corp.                                          1,200         55,371
UFJ Holdings, Inc. (a)                                          6         48,827
                                                                      ----------
                                                                         602,057
                                                                      ----------
MEXICO--0.5%
America Movil, S.A. de CV Series L (ADR)                    1,300         34,216
                                                                      ----------
NETHERLANDS--2.3%
Schlumberger Ltd.                                           1,700        143,446
                                                                      ----------
NORWAY--0.4%
Norsk Hydro ASA                                               256         28,508
                                                                      ----------
RUSSIA--1.8%
Lukoil Holdings (ADR)                                         784         45,276
MMC Norilsk Nickel (ADR)                                      836         66,337
                                                                      ----------
                                                                         111,613
                                                                      ----------
SOUTH KOREA--1.2%
Kookmin Bank (ADR)                                            600         35,550
LG Electronics, Inc.                                          120          8,079
LG. Philips LCD Co., Ltd. (ADR) (a)                           700         14,392
Samsung Electronics Co., Ltd.                                  32         18,124
                                                                      ----------
                                                                          76,145
                                                                      ----------
SPAIN--1.6%
Altadis, SA                                                   535         23,985
Banco Bilbao Vizcaya Argentaria, SA                         4,275         75,029
                                                                      ----------
                                                                          99,014
                                                                      ----------

Company                                                    Shares   U.S. $ Value
--------------------------------------------------------------------------------
SWEDEN--0.6%
Atlas Copco AB                                              1,394     $   27,002
Telefonaktiebolaget Lm Ericsson                             2,544          9,355
                                                                      ----------
                                                                          36,357
                                                                      ----------
SWITZERLAND--6.1%
Alcon, Inc.                                                   500         63,940
Compagnie Financiere Richemont AG                             620         24,632
Credit Suisse Group                                           988         43,837
Nestle, SA                                                     57         16,741
Nobel Biocare Holding AG                                      129         30,411
Novartis AG                                                   807         41,043
Roche Holding AG-Genusschin                                   491         68,215
Swiss Re (a)                                                  458         30,105
UBS AG                                                        711         60,603
                                                                      ----------
                                                                         379,527
                                                                      ----------
TAIWAN--0.6%
AU Optronics Corp. (ADR)                                      545          7,063
Hon Hai Precision Industry Co., Ltd. (GDR)                    920          8,566
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)          2,354         19,350
                                                                      ----------
                                                                          34,979
                                                                      ----------
UNITED KINGDOM--8.2%
AstraZeneca Plc (ADR)                                         200          9,420
Bae Systems Plc                                             9,904         60,095
BHP Billiton Plc                                            3,702         59,822
Carnival Plc                                                  482         25,042
Man Group Plc                                               1,055         30,830
Prudential Plc                                              3,058         27,793
Punch Taverns Plc                                           1,402         19,823
SABMiller Plc                                               3,107         60,456
Smiths Group Plc                                            1,309         22,156
Standard Chartered Plc                                      2,845         61,461
Tesco Plc                                                  11,238         61,425
Vodafone Group Plc                                          8,180         21,282
WPP Group Plc                                               4,578         46,688
                                                                      ----------
                                                                         506,293
                                                                      ----------
Total Foreign Investments
   (cost $2,585,926)                                                   3,054,432
                                                                      ----------

                                                                    U.S. $ Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--97.8%
   (cost $5,300,695)                                                  $6,073,310
Other assets less liabilities--2.2%                                      136,278
                                                                      ----------
NET ASSETS--100%                                                      $6,209,588
                                                                      ==========

SECTOR DIVERSIFICATION
September 30, 2005 (unaudited)

SECTOR                                      U.S. $ VALUE   PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
Finance                                      $1,290,314             20.8%
Energy                                          879,437             14.2
Healthcare                                      869,077             14.0
Technology                                      713,647             11.5
Consumer Service                                643,191             10.3
Basic Industry                                  398,212              6.4
Consumer Staples                                370,557              6.0
Capital Goods                                   336,518              5.4
Consumer Manufacturing                          271,027              4.4
Multi-Industry Companies                        128,207              2.1
Aerospace & Defense                              90,615              1.4
Utilties                                         54,856              0.9
Transportation                                   27,652              0.4
                                             ----------            -----
Total Investments                             6,073,310             97.8
Cash and receivables, net of liabilities        136,278              2.2
                                             ----------            -----
Net Assets                                   $6,209,588            100.0%
                                             ----------            -----

(a)  Non-income producing security.

(b)  When Issued security.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR--Global Depositary Receipt

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      EXHIBIT NO.      DESCRIPTION OF EXHIBIT

      11(a)(1)         Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)         Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Variable Products Series Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: November 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: November 28, 2005

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: November 28, 2005